UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity ® Select Air Transportation Portfolio

May 31, 2008

1.802153.104

AIR-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
AEROSPACE & DEFENSE - 36.8%
Aerospace & Defense - 36.8%
Bombardier, Inc. Class B (sub. vtg.) (a)	355,100	$ 2,823,644
General Dynamics Corp.	3,000	276,450
Goodrich Corp.	30,400	1,970,224
Lockheed Martin Corp.	2,500	273,600
Precision Castparts Corp.	32,700	3,950,160
Raytheon Co.	2,900	185,194
Rockwell Collins, Inc.	30,200	1,853,374
Spirit AeroSystems Holdings, Inc. Class A (a)	48,700	1,452,721
The Boeing Co.	26,000	2,152,020
		14,937,387
AIR FREIGHT & LOGISTICS - 26.9%
Air Freight & Logistics - 26.9%
Expeditors International of Washington, Inc.	36,800	1,732,544
FedEx Corp.	33,950	3,113,555
Forward Air Corp.	19,100	707,655
United Parcel Service, Inc. Class B	52,200	3,707,244
UTI Worldwide, Inc.	69,000	1,639,440
		10,900,438
AIRLINES - 28.3%
Airlines - 28.3%
ACE Aviation Holdings, Inc. Class A	42,900	922,771
AirTran Holdings, Inc. (a)	130,600	391,800
Alaska Air Group, Inc. (a)	100	1,953
AMR Corp. (a)(d)	155,900	1,120,921
Continental Airlines, Inc. Class B (a)	70,800	1,020,228
Delta Air Lines, Inc. (a)(d)	142,540	876,621
ExpressJet Holdings, Inc. Class A (a)	200	406
Frontier Airlines Holdings, Inc. (a)	5	1
JetBlue Airways Corp. (a)(d)	126,500	502,205
Northwest Airlines Corp. (a)	190,200	1,342,812
Pinnacle Airlines Corp. (a)	600	3,906
Ryanair Holdings PLC sponsored ADR (a)(d)	40,300	1,061,905
SkyWest, Inc.	14,700	227,262
Southwest Airlines Co.	134,600	1,757,876
UAL Corp.	69,200	590,968
US Airways Group, Inc. (a)	79,566	315,081
WestJet Airlines Ltd. (a)	83,550	1,337,136
		11,473,852
INDUSTRIAL CONGLOMERATES - 3.4%
Industrial Conglomerates - 3.4%
Textron, Inc.	21,800	1,363,590

	Shares	Value
METALS & MINING - 1.7%
Diversified Metals & Mining - 1.7%
Titanium Metals Corp. (d)	39,200	$ 682,080
OIL, GAS & CONSUMABLE FUELS - 0.4%
Oil & Gas Refining & Marketing - 0.4%
Valero Energy Corp.	3,500	177,940
Oil & Gas Storage & Transport - 0.0%
Ship Finance International Ltd. (NY Shares)	18	552
TOTAL OIL, GAS & CONSUMABLE FUELS		178,492
TOTAL COMMON STOCKS (Cost $42,874,040)		39,535,839
Nonconvertible Bonds - 0.3%
Principal Amount
AIRLINES - 0.3%
Airlines - 0.3%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $104,974)	$ 3,500,000	140,000
Money Market Funds - 11.0%
	Shares
Fidelity Cash Central Fund, 2.44% (b)	728,820	728,820
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	3,711,275	3,711,275
TOTAL MONEY MARKET FUNDS (Cost $4,440,095)		4,440,095
TOTAL INVESTMENT PORTFOLIO - 108.8% (Cost $47,419,109)	44,115,934
NET OTHER ASSETS - (8.8)%	(3,571,311)
NET ASSETS - 100%	$ 40,544,623
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,103
Fidelity Securities Lending Cash Central Fund	5,762
Total	$ 9,865
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 44,115,934	$ 43,975,934	$ 140,000	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $47,573,184. Net unrealized depreciation aggregated $3,457,250, of which $9,639,607 related to appreciated investment securities and $13,096,857 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Automotive Portfolio

May 31, 2008

1.802154.104

AUT-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
AUTO COMPONENTS - 59.4%
Auto Parts & Equipment - 52.5%
Aftermarket Technology Corp. (a)	6,200	$ 138,818
American Axle & Manufacturing Holdings, Inc.	15,649	290,915
ArvinMeritor, Inc. (d)	14,300	214,071
Autoliv, Inc.	18,400	1,005,928
Bharat Forge Ltd.	158	961
BorgWarner, Inc.	19,900	1,029,029
Drew Industries, Inc. (a)	3,500	76,930
Exide Technologies (a)	17,300	285,277
Gentex Corp.	49,700	872,732
Hyundai Mobis	586	52,317
Johnson Controls, Inc.	131,270	4,471,056
Lear Corp. (a)	15,700	404,275
Modine Manufacturing Co.	6,300	99,162
Raser Technologies, Inc. (a)(d)	6,700	73,700
Sauer-Danfoss, Inc.	3,000	93,570
Spartan Motors, Inc.	5,700	51,471
Superior Industries International, Inc. (d)	4,900	100,744
Tenneco, Inc. (a)	11,000	263,780
TRW Automotive Holdings Corp. (a)	16,000	399,200
Visteon Corp. (a)	40,900	165,236
WABCO Holdings, Inc.	14,400	752,544
		10,841,716
Tires & Rubber - 6.9%
Continental AG	1,100	139,469
Cooper Tire & Rubber Co.	16,800	184,464
Michelin SA (Compagnie Generale des Etablissements) Series B	800	71,562
The Goodyear Tire & Rubber Co. (a)	40,400	1,026,564
		1,422,059
TOTAL AUTO COMPONENTS		12,263,775
AUTOMOBILES - 37.2%
Automobile Manufacturers - 27.7%
Bayerische Motoren Werke AG (BMW)	2,300	136,219
Daimler AG	3,900	296,517
Fiat SpA	20,900	465,765
Fleetwood Enterprises, Inc. (a)	13,100	54,496
Ford Motor Co. (a)	271,300	1,844,840
General Motors Corp. (d)	80,000	1,368,000
Honda Motor Co. Ltd. sponsored ADR	7,100	235,933
Hyundai Motor Co.	880	71,889
Maruti Suzuki India Ltd.	76	1,376
Monaco Coach Corp.	7,500	34,350
Nissan Motor Co. Ltd. sponsored ADR	5,900	104,725
Renault SA	4,800	492,846
Thor Industries, Inc. (d)	7,700	207,592
Toyota Motor Corp. sponsored ADR	2,700	275,535
Winnebago Industries, Inc. (d)	7,500	111,900
		5,701,983

	Shares	Value
Motorcycle Manufacturers - 9.5%
Bajaj Auto Ltd.	5	$ 68
Harley-Davidson, Inc.	47,300	1,966,261
		1,966,329
TOTAL AUTOMOBILES		7,668,312
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Multi-Sector Holdings - 0.0%
Bajaj Holdings & Investment Ltd.	5	75
Other Diversifed Financial Services - 0.0%
Bajaj Finserv Ltd. (a)	5	76
TOTAL DIVERSIFIED FINANCIAL SERVICES		151
ELECTRICAL EQUIPMENT - 0.6%
Electrical Components & Equipment - 0.6%
Ener1, Inc. (a)	21,286	114,944
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%
Electronic Equipment & Instruments - 0.0%
Iteris, Inc. (a)	400	1,192
HOUSEHOLD DURABLES - 0.2%
Consumer Electronics - 0.2%
Harman International Industries, Inc.	900	40,248
ROAD & RAIL - 0.2%
Trucking - 0.2%
Hertz Global Holdings, Inc. (a)	3,000	39,660
TOTAL COMMON STOCKS (Cost $27,112,963)		20,128,282
Money Market Funds - 10.0%

Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c) (Cost $2,068,175)	2,068,175	2,068,175
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $29,181,138)	22,196,457
NET OTHER ASSETS - (7.6)%	(1,569,756)
NET ASSETS - 100%	$ 20,626,701
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,330
Fidelity Securities Lending Cash Central Fund	9,238
Total	$ 10,568
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 22,196,457	$ 22,196,457	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $31,039,155. Net unrealized depreciation aggregated $8,842,698, of which $322,324 related to appreciated investment securities and $9,165,022 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Banking Portfolio

May 31, 2008

1.802155.104

BAN-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value
CAPITAL MARKETS - 2.8%
Asset Management & Custody Banks - 2.4%
Bank of New York Mellon Corp.	47,103	$ 2,097,497
Franklin Resources, Inc.	13,300	1,346,226
Northern Trust Corp.	20,900	1,588,400
State Street Corp.	22,973	1,654,515
T. Rowe Price Group, Inc.	5,800	335,936
		7,022,574
Investment Banking & Brokerage - 0.4%
Goldman Sachs Group, Inc.	1,800	317,538
Lehman Brothers Holdings, Inc.	13,200	485,892
Macquarie Group Ltd. (d)	6,582	342,864
		1,146,294
TOTAL CAPITAL MARKETS		8,168,868
COMMERCIAL BANKS - 65.0%
Diversified Banks - 27.2%
Banco do Brasil SA	55,300	1,107,020
Commonwealth Bank of Australia	8,075	326,629
Intesa Sanpaolo SpA	54,040	354,355
Mitsubishi UFJ Financial Group, Inc.	32,100	326,381
Sumitomo Trust & Banking Co. Ltd.	98,000	835,565
U.S. Bancorp, Delaware (d)	549,600	18,241,224
Uniao de Bancos Brasileiros SA (Unibanco) GDR	11,900	1,866,753
Wachovia Corp.	761,992	18,135,410
Wells Fargo & Co. (d)	1,423,756	39,252,952
		80,446,289
Regional Banks - 37.8%
Associated Banc-Corp.	125,220	3,419,758
Bank of Hawaii Corp.	79,900	4,322,590
BB&T Corp. (d)	381,742	12,013,421
BOK Financial Corp.	31,300	1,822,599
Boston Private Financial Holdings, Inc. (d)	48,900	412,227
Capitol Bancorp Ltd. (d)	54,500	843,660
Cascade Bancorp (d)	45,150	395,966
Center Financial Corp., California	31,700	296,712
Citizens Banking Corp., Michigan	93,200	516,328
City National Corp.	41,000	1,984,400
Colonial Bancgroup, Inc.	122,800	752,764
Columbia Banking Systems, Inc.	36,000	962,280
Commerce Bancshares, Inc.	54,600	2,398,032
Cullen/Frost Bankers, Inc.	64,400	3,599,960
CVB Financial Corp. (d)	215,500	2,284,300
East West Bancorp, Inc. (d)	33,000	436,920
Fifth Third Bancorp (d)	318,600	5,957,820
First Midwest Bancorp, Inc., Delaware (d)	31,000	809,100
Frontier Financial Corp., Washington (d)	160,950	2,365,965
Glacier Bancorp, Inc. (d)	142,100	2,947,154
M&T Bank Corp. (d)	46,600	4,038,356
Marshall & Ilsley Corp.	84,600	1,966,104

	Shares	Value
National City Corp. (d)	257,200	$ 1,502,048
Pacific Continental Corp.	65,130	972,391
PacWest Bancorp	73,900	1,557,812
PNC Financial Services Group, Inc.	231,500	14,873,875
PrivateBancorp, Inc. (d)	19,500	738,660
Prosperity Bancshares, Inc.	38,000	1,213,720
Renasant Corp.	37,300	866,106
Seacoast Banking Corp., Florida (d)	39,200	421,400
Signature Bank, New York (a)	41,300	1,178,702
Sterling Bancshares, Inc.	56,450	576,919
Sterling Financial Corp., Washington	73,000	648,240
SunTrust Banks, Inc. (d)	239,848	12,522,464
SVB Financial Group (a)	25,900	1,327,375
Texas Capital Bancshares, Inc. (a)	26,500	480,180
Tokyo Tomin Bank Ltd.	30,600	647,174
UCBH Holdings, Inc.	82,400	402,112
UMB Financial Corp.	44,900	2,342,433
Umpqua Holdings Corp. (d)	66,500	927,010
UnionBanCal Corp.	78,200	3,914,692
Westamerica Bancorp. (d)	67,500	3,746,250
Western Alliance Bancorp. (a)(d)	100,600	1,065,354
Wintrust Financial Corp.	43,800	1,365,684
Zions Bancorp (d)	84,401	3,636,839
		111,473,856
TOTAL COMMERCIAL BANKS		191,920,145
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Diversified Commercial & Professional Services - 0.3%
CoStar Group, Inc. (a)	4,400	206,360
Equifax, Inc.	17,084	651,925
		858,285
CONSUMER FINANCE - 0.1%
Consumer Finance - 0.1%
American Express Co.	6,700	310,545
DIVERSIFIED FINANCIAL SERVICES - 3.0%
Other Diversifed Financial Services - 1.8%
African Bank Investments Ltd.	49,400	159,056
Bank of America Corp.	60,569	2,059,952
Citigroup, Inc.	73,100	1,600,159
JPMorgan Chase & Co.	35,626	1,531,918
Kotak Mahindra Bank Ltd. sponsored GDR (e)	10,032	164,888
		5,515,973
Specialized Finance - 1.2%
ASX Ltd.	7,796	256,180
Bolsa de Mercadorias & Futuros - BM&F SA	30,400	348,390
Bovespa Holding SA	36,800	605,905
Deutsche Boerse AG	2,600	373,054
Hong Kong Exchanges & Clearing Ltd.	8,000	137,367
Common Stocks - continued
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - CONTINUED
Specialized Finance - continued
JSE Ltd.	36,200	$ 340,818
KKR Financial Holdings LLC	23,500	285,760
MarketAxess Holdings, Inc. (a)	18,800	147,016
MSCI, Inc. Class A	15,200	540,360
Singapore Exchange Ltd.	75,000	443,057
		3,477,907
TOTAL DIVERSIFIED FINANCIAL SERVICES		8,993,880
INSURANCE - 0.5%
Insurance Brokers - 0.1%
Willis Group Holdings Ltd.	10,400	372,632
Property & Casualty Insurance - 0.1%
Aspen Insurance Holdings Ltd.	14,000	357,840
Reinsurance - 0.3%
Endurance Specialty Holdings Ltd.	10,000	336,600
IPC Holdings Ltd.	10,421	295,956
Platinum Underwriters Holdings Ltd.	6,100	216,367
		848,923
TOTAL INSURANCE		1,579,395
IT SERVICES - 1.0%
Data Processing & Outsourced Services - 1.0%
Computershare Ltd.	38,658	352,496
CyberSource Corp. (a)	15,376	298,448
MasterCard, Inc. Class A	1,500	462,975
Visa, Inc.	19,500	1,684,020
		2,797,939
REAL ESTATE INVESTMENT TRUSTS - 1.5%
Mortgage REITs - 1.5%
Annaly Capital Management, Inc.	248,700	4,429,347
THRIFTS & MORTGAGE FINANCE - 19.1%
Thrifts & Mortgage Finance - 19.1%
Astoria Financial Corp.	87,000	2,075,820
Bank Mutual Corp.	83,800	929,342
Beverly Hills Bancorp, Inc.	24,700	61,750
Countrywide Financial Corp. (d)	454,184	2,389,008
Encore Bancshares, Inc.	6,400	113,536
Fannie Mae (d)	477,000	12,888,540
Freddie Mac (d)	477,300	12,132,966
Hudson City Bancorp, Inc.	416,100	7,406,580
New York Community Bancorp, Inc. (d)	282,500	5,796,900
People's United Financial, Inc.	228,590	3,778,593
Riverview Bancorp, Inc.	67,307	600,378

	Shares	Value
Washington Federal, Inc.	219,600	$ 4,916,844
Washington Mutual, Inc.	358,500	3,233,670
		56,323,927
TOTAL COMMON STOCKS (Cost $300,338,862)		275,382,331
Convertible Preferred Stocks - 0.4%

COMMERCIAL BANKS - 0.4%
Regional Banks - 0.4%
National City Corp. (Cost $1,100,000)	11	1,284,800
Investment Companies - 0.1%

Ares Capital Corp. (Cost $166,816)	11,102	137,554
Money Market Funds - 32.8%

Fidelity Cash Central Fund, 2.44% (b)	17,336,149	17,336,149
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	79,543,509	79,543,509
TOTAL MONEY MARKET FUNDS (Cost $96,879,658)		96,879,658
TOTAL INVESTMENT PORTFOLIO - 126.6% (Cost $398,485,336)	373,684,343
NET OTHER ASSETS - (26.6)%	(78,416,183)
NET ASSETS - 100%	$ 295,268,160
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $164,888 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 141,018
Fidelity Securities Lending Cash Central Fund	227,234
Total	$ 368,252
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 373,684,343	$ 371,908,274	$ 1,776,069	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $404,688,242. Net unrealized depreciation aggregated $31,003,899, of which $31,714,068 related to appreciated investment securities and $62,717,967 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Biotechnology Portfolio

May 31, 2008

1.802156.104

BIO-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
BIOTECHNOLOGY - 79.2%
Biotechnology - 79.2%
Acadia Pharmaceuticals, Inc. (a)(d)	714,188	$ 6,284,854
Acorda Therapeutics, Inc. (a)	562,746	12,132,804
Affymax, Inc. (a)(d)	170,396	2,540,604
Alexion Pharmaceuticals, Inc. (a)(d)	774,600	55,267,710
Alkermes, Inc. (a)(d)	348,019	4,409,401
Alnylam Pharmaceuticals, Inc. (a)(d)	158,500	4,577,480
Amgen, Inc. (a)(d)	2,835,131	124,830,818
Amylin Pharmaceuticals, Inc. (a)(d)	762,292	24,218,017
Antigenics, Inc. (a)	1,548,000	3,575,880
Antigenics, Inc.:
warrants 1/9/10 (a)(f)	1,548,000	1,261,899
warrants 1/9/18 (a)(f)	1,548,000	2,593,191
Arena Pharmaceuticals, Inc. (a)(d)	177,400	910,062
Biogen Idec, Inc. (a)	944,719	59,281,117
BioMarin Pharmaceutical, Inc. (a)(d)	1,131,611	43,193,592
Celgene Corp. (a)	478,499	29,121,449
Cephalon, Inc. (a)(d)	802,840	54,360,296
Cepheid, Inc. (a)	202,300	5,324,536
Cougar Biotechnology, Inc. (a)	313,400	8,468,068
Cubist Pharmaceuticals, Inc. (a)	214,885	4,095,708
CV Therapeutics, Inc. (a)	245,500	2,167,765
Dendreon Corp. (a)(d)	262,600	1,365,520
Enzon Pharmaceuticals, Inc. (a)(d)	126,100	1,109,680
Genentech, Inc. (a)(d)	1,921,739	136,193,645
Genzyme Corp. (a)	246,054	16,844,857
Gilead Sciences, Inc. (a)	1,174,223	64,958,016
GTx, Inc. (a)(d)	59,546	894,381
Halozyme Therapeutics, Inc. (a)	122,590	635,016
Human Genome Sciences, Inc. (a)	455,853	2,680,416
ImClone Systems, Inc. (a)	336,200	14,651,596
Incyte Corp. (a)	715,105	6,943,670
Indevus Pharmaceuticals, Inc. (a)	534,343	2,399,200
Isis Pharmaceuticals, Inc. (a)(d)	412,810	5,837,133
Ligand Pharmaceuticals, Inc. Class B	513,768	1,803,326
Martek Biosciences (a)(d)	91,400	3,451,264
Momenta Pharmaceuticals, Inc. (a)(d)	98,800	1,266,616
Myriad Genetics, Inc. (a)(d)	334,846	16,213,243
Omrix Biopharmaceuticals, Inc. (a)	43,600	793,084
ONYX Pharmaceuticals, Inc. (a)(d)	497,106	17,567,726
OREXIGEN Therapeutics, Inc.	242,874	2,115,433
OSI Pharmaceuticals, Inc. (a)	264,800	9,347,440
PDL BioPharma, Inc.	726,700	7,448,675
Poniard Pharmaceuticals, Inc. (a)	186,800	739,728
Progenics Pharmaceuticals, Inc. (a)(d)	112,200	1,837,836
Regeneron Pharmaceuticals, Inc. (a)	385,208	7,665,639

	Shares	Value
Rigel Pharmaceuticals, Inc. (a)	315,165	$ 7,355,951
Sangamo Biosciences, Inc. (a)	185,802	2,058,686
Savient Pharmaceuticals, Inc. (a)(d)	357,637	9,527,450
Theratechnologies, Inc. (a)	133,100	927,078
Theravance, Inc. (a)	204,535	2,767,359
United Therapeutics Corp. (a)(d)	425,397	40,629,667
Vanda Pharmaceuticals, Inc. (a)(d)(e)	1,376,584	6,442,413
Vertex Pharmaceuticals, Inc. (a)(d)	1,020,804	29,225,619
Zymogenetics, Inc. (a)(d)	278,105	2,508,507
		874,821,121
HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
Health Care Equipment - 1.4%
Alsius Corp. (a)	314,300	311,157
Clinical Data, Inc. (a)(d)	119,954	2,293,520
Quidel Corp. (a)	776,100	13,248,027
		15,852,704
LIFE SCIENCES TOOLS & SERVICES - 1.1%
Life Sciences Tools & Services - 1.1%
AMAG Pharmaceuticals, Inc.	79,000	3,160,000
Applera Corp. - Celera Genomics Group (a)	306,200	3,943,856
Exelixis, Inc. (a)(d)	774,300	4,893,576
Medivation, Inc. (a)(d)	32,736	496,605
		12,494,037
PHARMACEUTICALS - 16.1%
Pharmaceuticals - 16.1%
Akorn, Inc. (a)(d)	2,778,653	13,198,602
Auxilium Pharmaceuticals, Inc. (a)(d)	1,083,104	34,486,031
Biodel, Inc. (d)(e)	1,500,084	23,506,316
Catalyst Pharmaceutical Partners, Inc. (a)	518,959	1,863,063
Elan Corp. PLC sponsored ADR (a)(d)	1,616,400	40,474,656
Jazz Pharmaceuticals, Inc. (d)	150,700	1,152,855
Sepracor, Inc. (a)(d)	905,484	19,567,509
Wyeth	239,400	10,646,118
XenoPort, Inc. (a)	763,294	33,035,364
		177,930,514
TOTAL COMMON STOCKS (Cost $1,096,631,135)		1,081,098,376
Convertible Preferred Stocks - 0.3%

BIOTECHNOLOGY - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals, Inc. Series E (a)(f) (Cost $6,724,138)	981,626	3,416,058
Money Market Funds - 12.8%
	Shares	Value
Fidelity Cash Central Fund, 2.44% (b)	20,466,786	$ 20,466,786
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	120,276,646	120,276,646
TOTAL MONEY MARKET FUNDS (Cost $140,743,432)		140,743,432
TOTAL INVESTMENT PORTFOLIO - 110.9% (Cost $1,244,098,705)	1,225,257,866
NET OTHER ASSETS - (10.9)%	(120,196,245)
NET ASSETS - 100%	$ 1,105,061,621
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,271,148 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Antigenics, Inc. warrants 1/9/10	1/9/08	$ 9
Antigenics, Inc. warrants 1/9/18	1/9/08	$ 1,930,622
Xenon Pharmaceuticals, Inc. Series E	3/23/01	$ 6,724,138
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 80,849
Fidelity Securities Lending Cash Central Fund	199,891
Total	$ 280,740
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Biodel, Inc.	$ 20,986,175	$ -	$ -	$ -	$ 23,506,316
Vanda Pharmaceuticals, Inc.	6,277,223	-	-	-	6,442,413
Total	$ 27,263,398	$ -	$ -	$ -	$ 29,948,729
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,225,257,866	$ 1,217,986,718	$ 2,593,191	$ 4,677,957
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 3,416,058
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,261,890
Cost of Purchases	9
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 4,677,957

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,262,108,479. Net unrealized depreciation aggregated $36,850,613, of which $108,775,209 related to appreciated investment securities and $145,625,822 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Brokerage and Investment
Management Portfolio

May 31, 2008

1.802157.104

BRO-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 82.1%
	Shares	Value
CAPITAL MARKETS - 60.6%
Asset Management & Custody Banks - 36.4%
A.F.P. Provida SA sponsored ADR	82,100	$ 2,612,422
Affiliated Managers Group, Inc. (a)	1,000	102,500
AllianceBernstein Holding LP	1,200	77,172
American Capital Strategies Ltd. (d)	20,000	640,000
Ameriprise Financial, Inc.	900	42,534
Ashmore Group PLC	606,700	3,139,734
Bank of New York Mellon Corp.	466,575	20,776,585
Bank Sarasin & Co. Ltd. Series B (Reg.)	797,600	39,256,337
BlueBay Asset Management	1,322,197	8,741,380
EFG International	1,136,595	42,582,783
Fortress Investment Group LLC (d)	23,596	338,131
Franklin Resources, Inc.	55,419	5,609,511
GLG Partners, Inc. (d)	835,359	6,941,833
Gluskin Sheff + Associates, Inc.	68,500	1,578,913
Janus Capital Group, Inc.	709,500	20,575,500
Julius Baer Holding AG	478,573	39,165,573
KKR Private Equity Investors, LP Restricted Depositary Units (e)	104,600	1,359,800
Legg Mason, Inc.	948	51,012
Man Group PLC	497,000	6,113,790
Northern Trust Corp.	183,700	13,961,200
Och-Ziff Capital Management Group LLC Class A (d)	57,000	1,176,480
Patriot Capital Funding, Inc.	619,500	6,300,315
State Street Corp.	182,766	13,162,807
T. Rowe Price Group, Inc.	70,700	4,094,944
The Blackstone Group LP	438,500	8,537,595
U.S. Global Investments, Inc. Class A (d)	650,000	9,815,000
Vontobel Holdings AG	70,259	2,730,010
		259,483,861
Diversified Capital Markets - 0.3%
Credit Suisse Group sponsored ADR	36,200	1,842,218
UBS AG:
rights 6/12/08 (a)	5,985	7,122
(NY Shares)	5,985	141,605
		1,990,945
Investment Banking & Brokerage - 23.9%
Charles Schwab Corp.	325,400	7,217,372
Cowen Group, Inc. (a)	3,400	26,996
E*TRADE Financial Corp. (a)	100	410
GFI Group, Inc.	2,667,600	31,584,384
Goldman Sachs Group, Inc.	1,900	335,179
Greenhill & Co., Inc. (d)	393,900	23,732,475
Jefferies Group, Inc. (d)	139,900	2,518,200
Lazard Ltd. Class A	8,800	335,192
Lehman Brothers Holdings, Inc.	943,800	34,741,278
Merrill Lynch & Co., Inc.	7,050	309,636
MF Global Ltd.	1,709,398	24,871,741
Nomura Holdings, Inc. sponsored ADR (d)	2,086,600	35,326,138

	Shares	Value
optionsXpress Holdings, Inc.	124,393	$ 2,841,136
SWS Group, Inc.	102,400	1,892,352
TD Ameritrade Holding Corp. (a)	649	11,753
Thomas Weisel Partners Group, Inc. (a)	614,385	4,190,106
TradeStation Group, Inc. (a)	2,113	22,250
		169,956,598
TOTAL CAPITAL MARKETS		431,431,404
COMMERCIAL BANKS - 0.9%
Diversified Banks - 0.9%
Barclays PLC	8,200	60,898
BBVA Banco Frances SA sponsored ADR	19,400	114,460
Industrial & Commercial Bank of China	756,000	564,779
Uniao de Bancos Brasileiros SA (Unibanco) GDR	31,800	4,988,466
Wells Fargo & Co.	33,000	909,810
		6,638,413
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Diversified Commercial & Professional Services - 0.3%
Equifax, Inc.	53,900	2,056,824
DIVERSIFIED FINANCIAL SERVICES - 3.0%
Other Diversifed Financial Services - 0.0%
Citigroup, Inc.	11,700	256,113
Specialized Finance - 3.0%
Bovespa Holding SA	30,000	493,944
Bursa Malaysia Bhd	1,327,800	3,462,935
Climate Exchange PLC (a)	5,700	229,436
CME Group, Inc. (d)	4,100	1,764,230
Deutsche Boerse AG (d)	54,200	7,776,736
IntercontinentalExchange, Inc. (a)	10,412	1,438,938
JSE Ltd.	619,197	5,829,651
NYMEX Holdings, Inc.	600	54,492
		21,050,362
TOTAL DIVERSIFIED FINANCIAL SERVICES		21,306,475
INSURANCE - 4.2%
Life & Health Insurance - 0.2%
Principal Financial Group, Inc.	25,900	1,395,492
Property & Casualty Insurance - 4.0%
Fidelity National Financial, Inc. Class A	477,500	8,165,250
LandAmerica Financial Group, Inc.	297,529	8,860,414
Stewart Information Services Corp.	46,600	1,102,090
The First American Corp.	312,600	10,493,982
		28,621,736
TOTAL INSURANCE		30,017,228
IT SERVICES - 12.4%
Data Processing & Outsourced Services - 12.4%
CyberSource Corp. (a)	420,000	8,152,200
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Data Processing & Outsourced Services - continued
Fiserv, Inc. (a)	259,835	$ 13,604,961
MasterCard, Inc. Class A	1,200	370,380
Online Resources Corp. (a)	616,800	5,982,960
VeriFone Holdings, Inc. (a)(d)	831,900	12,212,292
Visa, Inc. (d)	559,000	48,275,240
		88,598,033
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Mortgage REITs - 0.7%
Annaly Capital Management, Inc.	294,900	5,252,169
SOFTWARE - 0.0%
Application Software - 0.0%
EPIQ Systems, Inc. (a)	5,300	87,397
TOTAL COMMON STOCKS (Cost $561,450,331)		585,387,943
Money Market Funds - 24.9%

Fidelity Cash Central Fund, 2.44% (b)	105,679,614	105,679,614
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	71,719,867	71,719,867
TOTAL MONEY MARKET FUNDS (Cost $177,399,481)		177,399,481
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $738,849,812)	762,787,424
NET OTHER ASSETS - (7.0)%	(50,198,524)
NET ASSETS - 100%	$ 712,588,900
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,359,800 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 588,930
Fidelity Securities Lending Cash Central Fund	608,562
Total	$ 1,197,492
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 762,787,424	$ 762,726,526	$ 60,898	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $753,582,274. Net unrealized appreciation aggregated $9,205,150, of which $67,758,265 related to appreciated investment securities and $58,553,115 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Chemicals Portfolio

May 31, 2008

1.802159.104

CHE-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CHEMICALS - 94.3%
Commodity Chemicals - 2.7%
Calgon Carbon Corp. (a)	110,430	$ 1,956,820
Celanese Corp. Class A	209,786	10,216,578
Georgia Gulf Corp. (d)	96,500	409,160
Spartech Corp.	50,000	538,500
		13,121,058
Diversified Chemicals - 20.6%
Cabot Corp.	93,500	2,995,740
Dow Chemical Co. (d)	666,800	26,938,720
E.I. du Pont de Nemours & Co. (d)	928,200	44,470,062
Eastman Chemical Co.	21,200	1,624,132
FMC Corp.	179,912	13,309,890
Hercules, Inc.	247,000	5,095,610
Huntsman Corp.	75,000	1,644,750
PPG Industries, Inc. (d)	50,000	3,151,500
		99,230,404
Fertilizers & Agricultural Chemicals - 40.4%
Agrium, Inc.	55,000	4,803,020
CF Industries Holdings, Inc.	123,800	16,948,220
Israel Chemicals Ltd.	235,000	5,385,439
K&S AG	7,000	3,281,562
Monsanto Co. (d)	834,400	106,302,561
Potash Corp. of Saskatchewan, Inc.	30,000	5,972,100
Terra Industries, Inc.	285,000	12,434,550
Terra Nitrogen Co. LP	18,000	2,642,220
The Mosaic Co. (a)	276,600	34,663,512
The Scotts Miracle-Gro Co. Class A	100,000	2,820,000
		195,253,184
Industrial Gases - 12.6%
Air Products & Chemicals, Inc.	212,900	21,698,768
Airgas, Inc.	119,900	7,094,483
Linde AG (d)	20,000	3,005,301
Praxair, Inc.	305,460	29,037,028
		60,835,580
Specialty Chemicals - 18.0%
Albemarle Corp.	396,700	17,641,249
Arch Chemicals, Inc.	75,000	2,852,250
Chemtura Corp.	406,473	3,548,509
Cytec Industries, Inc.	14,100	890,556
Ecolab, Inc.	293,200	13,144,156
H.B. Fuller Co.	169,789	4,222,652
Innospec, Inc.	121,600	2,993,792
International Flavors & Fragrances, Inc.	45,000	1,888,200
Lubrizol Corp.	140,600	7,887,660
Minerals Technologies, Inc.	38,100	2,652,141
Nalco Holding Co.	271,100	6,593,152
OM Group, Inc. (a)(d)	90,900	3,952,332
OMNOVA Solutions, Inc. (a)	637,200	2,300,292
Rockwood Holdings, Inc. (a)	88,300	3,242,376
Rohm & Haas Co.	26,550	1,433,169

	Shares	Value
Sigma Aldrich Corp.	79,300	$ 4,659,668
W.R. Grace & Co. (a)	209,300	5,667,844
Zoltek Companies, Inc. (a)(d)	40,000	1,209,200
		86,779,198
TOTAL CHEMICALS		455,219,424
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Environmental & Facility Services - 0.6%
Stericycle, Inc. (a)	45,000	2,623,500
ELECTRICAL EQUIPMENT - 0.3%
Heavy Electrical Equipment - 0.3%
Vestas Wind Systems AS (a)	10,000	1,376,520
FOOD PRODUCTS - 0.4%
Agricultural Products - 0.4%
Bunge Ltd.	16,400	1,957,668
MACHINERY - 0.5%
Construction & Farm Machinery & Heavy Trucks - 0.5%
Deere & Co.	30,000	2,440,200
METALS & MINING - 1.5%
Diversified Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc. Class B	20,000	2,314,200
Gold - 1.0%
Agnico-Eagle Mines Ltd.	15,000	1,062,154
Barrick Gold Corp.	30,000	1,208,757
Goldcorp, Inc.	35,000	1,408,103
Newmont Mining Corp.	30,000	1,425,900
		5,104,914
TOTAL METALS & MINING		7,419,114
TOTAL COMMON STOCKS (Cost $382,681,164)		471,036,426
Money Market Funds - 6.5%

Fidelity Cash Central Fund, 2.44% (b)	3,636,767	3,636,767
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	27,886,425	27,886,425
TOTAL MONEY MARKET FUNDS (Cost $31,523,192)		31,523,192
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $414,204,356)	502,559,618
NET OTHER ASSETS - (4.1)%	(19,731,191)
NET ASSETS - 100%	$ 482,828,427
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 77,249
Fidelity Securities Lending Cash Central Fund	35,299
Total	$ 112,548
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 502,559,618	$ 502,559,618	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $416,499,256. Net unrealized appreciation aggregated $86,060,362, of which $94,145,976 related to appreciated investment securities and $8,085,614 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Communications
Equipment Portfolio

May 31, 2008

1.802166.104

DEV-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Diversified Commercial & Professional Services - 0.5%
China Security & Surveillance Technology, Inc. (a)(d)	64,100	$ 1,331,357
COMMUNICATIONS EQUIPMENT - 74.9%
Communications Equipment - 74.9%
Acme Packet, Inc. (a)	2,500	22,525
ADC Telecommunications, Inc. (a)	384,800	6,056,752
Adtran, Inc.	110,600	2,752,834
ADVA AG Optical Networking (a)(d)	246,763	1,097,923
Airvana, Inc.	213,000	1,216,230
Arris Group, Inc. (a)	610,233	5,711,781
Aruba Networks, Inc. (a)	4,200	26,376
AudioCodes Ltd. (a)	445,190	1,736,241
Ceragon Networks Ltd. (a)	4,100	41,779
Cisco Systems, Inc. (a)	1,991,131	53,203,017
Cogo Group, Inc. (a)	424,300	5,948,686
Comverse Technology, Inc. (a)	979,710	18,271,592
Corning, Inc. (d)	810,300	22,153,602
F5 Networks, Inc. (a)(d)	106,900	3,212,345
Finisar Corp. (a)	86,500	159,160
Foundry Networks, Inc. (a)	212,100	2,884,560
Foxconn International Holdings Ltd. (a)	80,000	108,869
Harris Stratex Networks, Inc. Class A (a)	481,455	5,411,554
Infinera Corp.	42,974	613,669
Ixia (a)	151,737	1,227,552
Juniper Networks, Inc. (a)(d)	423,859	11,664,600
Nokia Corp. sponsored ADR	237,200	6,736,480
Nortel Networks Corp. (a)	70,132	572,492
Opnext, Inc. (a)	15,900	92,220
Optium Corp. (a)	900	9,900
Polycom, Inc. (a)	44,200	1,101,464
Powerwave Technologies, Inc. (a)(d)	2,163,100	8,717,293
QUALCOMM, Inc.	279,900	13,586,346
Research In Motion Ltd. (a)	103,100	14,317,498
Riverbed Technology, Inc. (a)(d)	72,700	1,304,965
Sandvine Corp. (U.K.) (a)	1,762,900	2,112,738
Sonus Networks, Inc. (a)(d)	635,596	2,726,707
Starent Networks Corp. (d)	781,184	13,678,532
Symmetricom, Inc. (a)	262,355	1,104,515
		209,582,797
COMPUTERS & PERIPHERALS - 5.9%
Computer Hardware - 5.9%
Compal Electronics, Inc.	248,865	276,585
High Tech Computer Corp.	612,000	16,279,754
NEC Corp. sponsored ADR	700	3,689
		16,560,028

	Shares	Value
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc. (a)	500	$ 2,450
TOTAL COMPUTERS & PERIPHERALS		16,562,478
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Alternative Carriers - 0.3%
Level 3 Communications, Inc. (a)(d)	223,600	766,948
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.4%
Electronic Equipment & Instruments - 1.0%
Chi Mei Optoelectronics Corp.	432,241	589,113
HannStar Display Corp. (a)	1,960,704	851,008
Nippon Electric Glass Co. Ltd.	72,000	1,399,848
		2,839,969
Electronic Manufacturing Services - 0.4%
Trimble Navigation Ltd. (a)	27,000	1,075,680
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		3,915,649
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
athenahealth, Inc.	300	9,501
INTERNET SOFTWARE & SERVICES - 0.3%
Internet Software & Services - 0.3%
DivX, Inc. (a)	400	3,916
RADVision Ltd. (a)	112,250	793,608
		797,524
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
Semiconductors - 4.4%
Actel Corp. (a)	19,449	333,550
Applied Micro Circuits Corp. (a)	106,642	1,046,158
Broadcom Corp. Class A (a)	40,100	1,150,469
Conexant Systems, Inc. (a)	432,400	198,904
Exar Corp. (a)	6,701	52,670
Hittite Microwave Corp. (a)	18,600	743,070
Ikanos Communications, Inc. (a)	1,700	6,052
Marvell Technology Group Ltd. (a)	188,000	3,263,680
Mindspeed Technologies, Inc. (a)	440,463	361,180
MIPS Technologies, Inc. (a)	48,602	185,660
ON Semiconductor Corp. (a)	260,130	2,572,686
Pericom Semiconductor Corp. (a)	58,100	1,088,794
Pixelplus Co. Ltd. ADR (a)	30,925	58,139
PLX Technology, Inc. (a)	48,400	404,624
PMC-Sierra, Inc. (a)	98,100	834,831
Transmeta Corp. (a)(d)	11,835	172,909
		12,473,376
SOFTWARE - 3.4%
Application Software - 2.4%
ECtel Ltd. (a)	2,790	5,524
Smith Micro Software, Inc. (a)(d)	209,300	1,766,492
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Taleo Corp. Class A (a)	1,800	$ 35,622
Ulticom, Inc. (a)	608,678	4,808,556
		6,616,194
Home Entertainment Software - 1.0%
Ubisoft Entertainment SA (a)	29,100	2,820,375
Systems Software - 0.0%
Allot Communications Ltd. (a)	9,500	29,450
TOTAL SOFTWARE		9,466,019
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	16,700	621,574
TOTAL COMMON STOCKS (Cost $278,195,829)		255,527,223
Convertible Bonds - 0.2%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $700,000)	$ 700,000	659,483
Money Market Funds - 26.3%
	Shares	Value
Fidelity Cash Central Fund, 2.44% (b)	21,742,892	$ 21,742,892
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	51,918,960	51,918,960
TOTAL MONEY MARKET FUNDS (Cost $73,661,852)		73,661,852
TOTAL INVESTMENT PORTFOLIO - 117.8% (Cost $352,557,681)	329,848,558
NET OTHER ASSETS - (17.8)%	(49,909,140)
NET ASSETS - 100%	$ 279,939,418
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 99,354
Fidelity Securities Lending Cash Central Fund	84,867
Total	$ 184,221
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 329,848,558	$ 329,189,075	$ 659,483	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $352,602,590. Net unrealized depreciation aggregated $22,754,032, of which $28,287,682 related to appreciated investment securities and $51,041,714 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Computers Portfolio

May 31, 2008

1.802161.104

COM-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Office Services & Supplies - 0.4%
Pitney Bowes, Inc.	56,500	$ 2,051,515
COMMUNICATIONS EQUIPMENT - 5.2%
Communications Equipment - 5.2%
Adtran, Inc.	121,900	3,034,091
Cisco Systems, Inc. (a)	139,200	3,719,424
Juniper Networks, Inc. (a)	223,900	6,161,728
Nokia Corp. sponsored ADR	293,800	8,343,920
Nortel Networks Corp. (a)	24,246	197,922
QUALCOMM, Inc.	79,300	3,849,222
		25,306,307
COMPUTERS & PERIPHERALS - 73.5%
Computer Hardware - 58.0%
Apple, Inc. (a)	632,600	119,403,249
Dell, Inc. (a)(d)	882,078	20,340,719
Hewlett-Packard Co.	2,214,500	104,214,370
High Tech Computer Corp.	358,000	9,523,124
International Business Machines Corp.	183,550	23,756,877
NCR Corp. (a)	99,300	2,627,478
Sun Microsystems, Inc. (a)	213,325	2,762,559
		282,628,376
Computer Storage & Peripherals - 15.5%
Brocade Communications Systems, Inc. (a)	155,000	1,249,300
Electronics for Imaging, Inc. (a)	60,100	995,857
EMC Corp. (a)	1,003,378	17,498,912
Emulex Corp. (a)	146,000	2,046,920
Hutchinson Technology, Inc. (a)	139,700	2,011,680
Intermec, Inc. (a)	52,500	1,186,500
Lexmark International, Inc. Class A (a)	52,700	1,942,522
NetApp, Inc. (a)	318,500	7,765,030
QLogic Corp. (a)(d)	142,800	2,254,812
Quantum Corp. (a)	453,200	774,972
SanDisk Corp. (a)(d)	667,100	18,885,601
Seagate Technology	216,000	4,626,720
SIMPLO Technology Co. Ltd.	954,000	4,830,777
Western Digital Corp. (a)(d)	249,984	9,381,900
		75,451,503
TOTAL COMPUTERS & PERIPHERALS		358,079,879
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Specialized Finance - 0.0%
MSCI, Inc. Class A	1,300	46,215

	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%
Electronic Equipment & Instruments - 1.1%
AU Optronics Corp. sponsored ADR (d)	53,545	$ 1,019,497
Chi Mei Optoelectronics Corp.	1,540,000	2,098,907
Dynapack International Technology Corp.	447,000	1,962,170
		5,080,574
IT SERVICES - 1.4%
Data Processing & Outsourced Services - 1.4%
Electronic Data Systems Corp.	152,700	3,739,623
Syntel, Inc.	21,762	711,617
The Western Union Co.	104,000	2,458,560
		6,909,800
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.4%
Semiconductor Equipment - 0.7%
Applied Materials, Inc.	171,500	3,397,415
Semiconductors - 7.7%
Broadcom Corp. Class A (a)	172,300	4,943,287
Micron Technology, Inc. (a)(d)	1,573,700	12,699,759
Samsung Electronics Co. Ltd.	6,760	4,871,538
Skyworks Solutions, Inc. (a)	233,300	2,409,989
Spansion, Inc. Class A (a)	3,044,100	9,588,915
Xilinx, Inc.	100,100	2,722,720
		37,236,208
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		40,633,623
SOFTWARE - 4.9%
Application Software - 1.8%
Citrix Systems, Inc. (a)	69,100	2,365,293
Informatica Corp. (a)	103,000	1,854,000
Nuance Communications, Inc. (a)	108,400	2,137,648
Quest Software, Inc. (a)	155,600	2,646,756
		9,003,697
Home Entertainment Software - 0.7%
Electronic Arts, Inc. (a)	70,800	3,554,160
Systems Software - 2.4%
McAfee, Inc. (a)	66,000	2,392,500
Oracle Corp. (a)	118,200	2,699,688
VMware, Inc. Class A (d)	93,500	6,420,645
		11,512,833
TOTAL SOFTWARE		24,070,690
SPECIALTY RETAIL - 0.4%
Computer & Electronics Retail - 0.4%
Gamestop Corp. Class A (a)	37,300	1,850,080
TOTAL COMMON STOCKS (Cost $457,655,591)		464,028,683
Money Market Funds - 7.6%
	Shares	Value
Fidelity Cash Central Fund, 2.44% (b)	3,561,352	$ 3,561,352
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	33,585,025	33,585,025
TOTAL MONEY MARKET FUNDS (Cost $37,146,377)		37,146,377
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $494,801,968)	501,175,060
NET OTHER ASSETS - (2.9)%	(14,247,269)
NET ASSETS - 100%	$ 486,927,791
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 66,692
Fidelity Securities Lending Cash Central Fund	184,276
Total	$ 250,968
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 501,175,060	$ 501,175,060	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $498,982,559. Net unrealized appreciation aggregated $2,192,501, of which $43,589,217 related to appreciated investment securities and $41,396,716 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Construction and
Housing Portfolio

May 31, 2008

1.802162.104

HOU-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
BUILDING PRODUCTS - 3.5%
Building Products - 3.5%
Ameron International Corp.	1,500	$ 172,005
Masco Corp.	87,400	1,620,396
NCI Building Systems, Inc. (a)	6,200	193,688
Owens Corning (a)	55,300	1,428,399
		3,414,488
CONSTRUCTION & ENGINEERING - 20.8%
Construction & Engineering - 20.8%
Chicago Bridge & Iron Co. NV (NY Shares)	31,600	1,444,120
EMCOR Group, Inc. (a)	44,100	1,294,335
Fluor Corp.	22,250	4,150,738
Foster Wheeler Ltd. (a)	28,400	2,163,228
Granite Construction, Inc.	45,100	1,649,307
Jacobs Engineering Group, Inc. (a)	24,600	2,331,588
KBR, Inc.	78,700	2,731,677
Quanta Services, Inc. (a)(d)	31,775	1,018,071
Shaw Group, Inc. (a)	3,100	189,100
URS Corp. (a)	67,771	3,240,132
		20,212,296
CONSTRUCTION MATERIALS - 5.6%
Construction Materials - 5.6%
Martin Marietta Materials, Inc. (d)	5,900	688,471
Texas Industries, Inc.	5,500	400,950
Vulcan Materials Co.	56,800	4,369,624
		5,459,045
HEALTH CARE PROVIDERS & SERVICES - 1.0%
Health Care Facilities - 1.0%
Brookdale Senior Living, Inc. (d)	36,100	952,318
HOUSEHOLD DURABLES - 12.3%
Homebuilding - 12.3%
Centex Corp.	128,500	2,419,655
Champion Enterprises, Inc. (a)(d)	99,200	828,320
D.R. Horton, Inc. (d)	111,866	1,421,817
KB Home	27,200	557,872
Lennar Corp. Class A (d)	65,500	1,105,640
M.D.C. Holdings, Inc.	900	36,567
Meritage Homes Corp. (a)(d)	7,900	136,670
Pulte Homes, Inc.	220,200	2,693,046
Ryland Group, Inc. (d)	28,000	778,400
Standard Pacific Corp.	21,000	65,940
Toll Brothers, Inc. (a)(d)	90,600	1,908,942
		11,952,869
MACHINERY - 0.9%
Industrial Machinery - 0.9%
Ingersoll-Rand Co. Ltd. Class A	19,000	836,760

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 14.9%
Residential REITs - 12.2%
Apartment Investment & Management Co. Class A	64,807	$ 2,564,413
AvalonBay Communities, Inc.	6,400	647,680
BRE Properties, Inc.	3,900	188,994
Camden Property Trust (SBI)	38,400	1,891,584
Equity Residential (SBI)	61,600	2,605,064
Home Properties, Inc. (d)	31,800	1,628,160
Post Properties, Inc.	17,100	607,221
UDR, Inc.	68,596	1,697,065
		11,830,181
Retail REITs - 2.7%
Developers Diversified Realty Corp.	11,500	456,320
General Growth Properties, Inc.	53,500	2,223,460
		2,679,780
TOTAL REAL ESTATE INVESTMENT TRUSTS		14,509,961
REAL ESTATE MANAGEMENT & DEVELOPMENT - 8.7%
Real Estate Management & Development - 8.7%
CB Richard Ellis Group, Inc. Class A (a)(d)	106,400	2,389,744
China Overseas Land & Investment Ltd.	298,000	540,714
Companhia Brasileira de Desenvolvimento Imobiliario Turistico	1,200	616,039
Jones Lang LaSalle, Inc.	20,800	1,467,232
MRV Engenharia e Participacoes SA	71,500	1,692,877
The St. Joe Co. (d)	46,300	1,776,994
		8,483,600
SPECIALTY RETAIL - 30.2%
Home Improvement Retail - 30.2%
Home Depot, Inc. (d)	506,200	13,849,632
Lowe's Companies, Inc.	590,900	14,181,600
Sherwin-Williams Co.	24,800	1,392,520
		29,423,752
TOTAL COMMON STOCKS (Cost $94,495,249)		95,245,089
Money Market Funds - 26.8%

Fidelity Cash Central Fund, 2.44% (b)	2,328,475	2,328,475
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	23,760,425	23,760,425
TOTAL MONEY MARKET FUNDS (Cost $26,088,900)		26,088,900
TOTAL INVESTMENT PORTFOLIO - 124.7% (Cost $120,584,149)	121,333,989
NET OTHER ASSETS - (24.7)%	(24,013,007)
NET ASSETS - 100%	$ 97,320,982
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,072
Fidelity Securities Lending Cash Central Fund	60,895
Total	$ 74,967
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 121,333,989	$ 121,333,989	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $121,978,942. Net unrealized depreciation aggregated $644,953, of which $12,191,340 related to appreciated investment securities and $12,836,293 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Consumer
Discretionary Portfolio

May 31, 2008

1.802163.104

CPR-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
AUTO COMPONENTS - 3.1%
Auto Parts & Equipment - 3.1%
Gentex Corp.	6,500	$ 114,140
Johnson Controls, Inc.	19,900	677,794
		791,934
AUTOMOBILES - 0.4%
Automobile Manufacturers - 0.4%
Toyota Motor Corp. sponsored ADR	1,100	112,255
DISTRIBUTORS - 0.9%
Distributors - 0.9%
Li & Fung Ltd.	64,000	241,930
DIVERSIFIED CONSUMER SERVICES - 2.1%
Education Services - 2.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	7,400	353,646
Princeton Review, Inc. (a)	6,314	48,492
Strayer Education, Inc.	700	139,930
		542,068
FOOD & STAPLES RETAILING - 4.6%
Drug Retail - 1.6%
CVS Caremark Corp.	9,500	406,505
Food Distributors - 0.5%
Sysco Corp.	4,100	126,526
Food Retail - 0.6%
Susser Holdings Corp. (a)	13,883	164,930
Hypermarkets & Super Centers - 1.9%
Costco Wholesale Corp.	6,800	484,976
TOTAL FOOD & STAPLES RETAILING		1,182,937
HOTELS, RESTAURANTS & LEISURE - 15.9%
Casinos & Gaming - 5.0%
International Game Technology	16,100	574,126
Las Vegas Sands Corp. (a)	6,800	472,192
Wynn Resorts Ltd.	2,400	240,072
		1,286,390
Hotels, Resorts & Cruise Lines - 2.4%
Carnival Corp. unit	7,700	308,462
Royal Caribbean Cruises Ltd.	10,100	300,172
		608,634
Leisure Facilities - 0.4%
Life Time Fitness, Inc. (a)(d)	2,700	108,054
Restaurants - 8.1%
Burger King Holdings, Inc.	2,700	77,085
Darden Restaurants, Inc.	2,300	78,775
McDonald's Corp.	24,000	1,423,680

	Shares	Value
Sonic Corp. (a)	13,200	$ 253,176
Starbucks Corp. (a)	12,800	232,832
		2,065,548
TOTAL HOTELS, RESTAURANTS & LEISURE		4,068,626
HOUSEHOLD DURABLES - 1.3%
Homebuilding - 0.4%
Centex Corp.	2,400	45,192
Pulte Homes, Inc.	3,900	47,697
		92,889
Household Appliances - 0.9%
The Stanley Works	1,400	68,012
Whirlpool Corp.	2,200	162,096
		230,108
TOTAL HOUSEHOLD DURABLES		322,997
INTERNET & CATALOG RETAIL - 3.8%
Catalog Retail - 1.0%
Liberty Media Corp. - Interactive Series A (a)	15,700	266,743
Internet Retail - 2.8%
Amazon.com, Inc. (a)(d)	6,800	555,016
Blue Nile, Inc. (a)(d)	2,900	154,599
		709,615
TOTAL INTERNET & CATALOG RETAIL		976,358
INTERNET SOFTWARE & SERVICES - 0.7%
Internet Software & Services - 0.7%
Art Technology Group, Inc. (a)	6,800	25,500
Google, Inc. Class A (sub. vtg.) (a)	278	162,852
		188,352
LEISURE EQUIPMENT & PRODUCTS - 0.4%
Leisure Products - 0.4%
Polaris Industries, Inc.	2,100	100,212
MEDIA - 30.3%
Advertising - 3.6%
Lamar Advertising Co. Class A (a)(d)	4,100	171,585
National CineMedia, Inc.	9,515	189,349
Omnicom Group, Inc.	11,300	553,813
		914,747
Broadcasting & Cable TV - 10.1%
Clear Channel Communications, Inc.	8,400	294,168
Comcast Corp. Class A	44,750	1,006,875
Grupo Televisa SA de CV (CPO) sponsored ADR	15,100	395,620
Liberty Media Corp. - Entertainment Class A (a)	11,000	297,000
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Broadcasting & Cable TV - continued
The DIRECTV Group, Inc. (a)	17,400	$ 488,940
Time Warner Cable, Inc. (a)	3,800	113,620
		2,596,223
Movies & Entertainment - 14.7%
Cinemark Holdings, Inc.	3,900	56,433
Live Nation, Inc. (a)(d)	10,066	152,500
News Corp.:
Class A	36,200	649,790
Class B	2,900	53,940
Regal Entertainment Group Class A (d)	25,800	453,306
The Walt Disney Co.	27,300	917,280
Time Warner, Inc.	93,000	1,476,840
		3,760,089
Publishing - 1.9%
McGraw-Hill Companies, Inc.	12,000	497,880
TOTAL MEDIA		7,768,939
MULTILINE RETAIL - 6.9%
Department Stores - 0.9%
Nordstrom, Inc. (d)	6,800	237,864
General Merchandise Stores - 6.0%
Target Corp.	28,900	1,542,103
TOTAL MULTILINE RETAIL		1,779,967
SPECIALTY RETAIL - 23.4%
Apparel Retail - 5.1%
Abercrombie & Fitch Co. Class A	2,600	188,760
Citi Trends, Inc. (a)	6,500	144,300
Ross Stores, Inc.	6,000	219,720
The Buckle, Inc.	500	22,915
TJX Companies, Inc.	11,800	378,308
Tween Brands, Inc. (a)	7,400	146,964
Urban Outfitters, Inc. (a)(d)	4,200	135,198
Zumiez, Inc. (a)	3,600	75,456
		1,311,621
Automotive Retail - 1.9%
Advance Auto Parts, Inc.	9,500	382,850
AutoZone, Inc. (a)	800	101,248
		484,098
Home Improvement Retail - 8.9%
Home Depot, Inc. (d)	36,450	997,272
Lowe's Companies, Inc.	43,000	1,032,000
Sherwin-Williams Co.	4,400	247,060
		2,276,332

	Shares	Value
Homefurnishing Retail - 1.3%
Williams-Sonoma, Inc. (d)	13,600	$ 345,712
Specialty Stores - 6.2%
Jo-Ann Stores, Inc. (a)	6,095	137,198
PetSmart, Inc.	23,900	560,216
Staples, Inc.	29,850	699,983
Tiffany & Co., Inc.	3,900	191,217
		1,588,614
TOTAL SPECIALTY RETAIL		6,006,377
TEXTILES, APPAREL & LUXURY GOODS - 5.3%
Apparel, Accessories & Luxury Goods - 3.9%
Coach, Inc. (a)	14,000	508,200
G-III Apparel Group Ltd. (a)	7,859	130,381
Hanesbrands, Inc. (a)	4,600	151,800
Polo Ralph Lauren Corp. Class A	1,500	104,775
VF Corp.	1,600	121,120
		1,016,276
Footwear - 1.4%
Iconix Brand Group, Inc. (a)(d)	24,300	352,350
TOTAL TEXTILES, APPAREL & LUXURY GOODS		1,368,626
TOTAL COMMON STOCKS (Cost $25,995,915)		25,451,578
Money Market Funds - 13.4%

Fidelity Cash Central Fund, 2.44% (b)	169,919	169,919
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	3,274,500	3,274,500
TOTAL MONEY MARKET FUNDS (Cost $3,444,419)		3,444,419
TOTAL INVESTMENT PORTFOLIO - 112.5% (Cost $29,440,334)	28,895,997
NET OTHER ASSETS - (12.5)%	(3,217,777)
NET ASSETS - 100%	$ 25,678,220
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,276
Fidelity Securities Lending Cash Central Fund	6,719
Total	$ 7,995
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 28,895,997	$ 28,895,997	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $29,583,231. Net unrealized depreciation aggregated $687,234, of which $2,125,205 related to appreciated investment securities and $2,812,439 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Consumer Staples Portfolio

May 31, 2008

1.802172.103

FOO-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
BEVERAGES - 33.6%
Brewers - 7.2%
Anadolu Efes Biracilik ve Malt Sanyii AS	243,759	$ 2,279,991
Carlsberg AS:
rights 6/10/08 (a)(d)	33,400	668,738
Series B (d)	33,400	3,503,911
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	43,100	2,959,677
Heineken NV (Bearer)	202,400	11,892,779
InBev SA (d)	170,900	13,187,109
Molson Coors Brewing Co. Class B	327,180	18,976,440
SABMiller PLC	532,250	13,706,342
		67,174,987
Distillers & Vintners - 4.5%
Brown-Forman Corp. Class B (non-vtg.)	31,900	2,398,242
Constellation Brands, Inc. Class A (sub. vtg.) (a)	432,200	9,214,504
Diageo PLC sponsored ADR	175,400	13,789,948
Pernod Ricard SA	121,700	13,820,994
Remy Cointreau SA	35,000	2,067,992
		41,291,680
Soft Drinks - 21.9%
Coca-Cola Amatil Ltd.	312,000	2,412,516
Coca-Cola Femsa SA de CV sponsored ADR	152,000	9,484,800
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	154,100	6,843,581
Coca-Cola Icecek AS	237,000	2,625,123
Cott Corp. (a)	515,000	1,503,271
Embotelladora Andina SA sponsored ADR	110,841	1,972,970
Fomento Economico Mexicano SA de CV sponsored ADR	100,000	4,705,000
PepsiCo, Inc.	1,175,100	80,259,330
The Coca-Cola Co.	1,621,100	92,824,186
		202,630,777
TOTAL BEVERAGES		311,097,444
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Senomyx, Inc. (a)	201,300	1,040,721
FOOD & STAPLES RETAILING - 15.4%
Drug Retail - 8.2%
CVS Caremark Corp.	1,311,100	56,101,969
Rite Aid Corp. (a)(d)	431,400	970,650
Walgreen Co.	530,800	19,119,416
		76,192,035

	Shares	Value
Food Distributors - 1.0%
Sysco Corp.	250,800	$ 7,739,688
United Natural Foods, Inc. (a)	68,900	1,465,503
		9,205,191
Food Retail - 5.1%
Kroger Co.	837,400	23,145,736
Safeway, Inc.	648,300	20,661,321
SUPERVALU, Inc.	88,000	3,086,160
		46,893,217
Hypermarkets & Super Centers - 1.1%
Wal-Mart Stores, Inc.	186,300	10,756,962
TOTAL FOOD & STAPLES RETAILING		143,047,405
FOOD PRODUCTS - 15.6%
Agricultural Products - 4.5%
Archer Daniels Midland Co.	387,100	15,367,870
Bunge Ltd. (d)	139,400	16,640,178
Corn Products International, Inc.	49,700	2,336,397
Nutreco Holding NV	12,900	937,602
SLC Agricola SA	200,100	3,833,456
Viterra, Inc. (a)	177,600	2,431,163
		41,546,666
Packaged Foods & Meats - 11.1%
Cadbury PLC ADR	31,112	1,670,403
Groupe Danone	106,800	9,349,191
Kellogg Co.	44,400	2,300,364
Kraft Foods, Inc. Class A	243,900	7,921,872
Lindt & Spruengli AG	59	1,952,610
Marine Harvest ASA (a)(d)	5,044,000	3,401,227
Nestle SA sponsored ADR	352,700	43,523,180
Perdigao SA (ON)	82,500	2,662,927
Sadia SA ADR (d)	108,100	2,755,469
Tyson Foods, Inc. Class A	131,500	2,477,460
Unilever NV (NY Shares)	686,300	22,483,188
Wimm-Bill-Dann Foods OJSC sponsored ADR	18,200	2,276,456
		102,774,347
TOTAL FOOD PRODUCTS		144,321,013
HOTELS, RESTAURANTS & LEISURE - 0.3%
Restaurants - 0.3%
Starbucks Corp. (a)	145,700	2,650,283
HOUSEHOLD PRODUCTS - 20.0%
Household Products - 20.0%
Colgate-Palmolive Co.	420,300	31,253,508
Kimberly-Clark Corp.	167,600	10,692,880
Procter & Gamble Co.	2,176,097	143,731,206
		185,677,594
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - 4.4%
Personal Products - 4.4%
Avon Products, Inc.	761,200	$ 29,732,472
Bare Escentuals, Inc. (a)(d)	121,105	2,429,366
Estee Lauder Companies, Inc. Class A	48,100	2,289,560
Herbalife Ltd.	117,400	4,524,596
Physicians Formula Holdings, Inc. (a)	134,900	1,351,698
		40,327,692
PHARMACEUTICALS - 0.8%
Pharmaceuticals - 0.8%
Johnson & Johnson	105,000	7,007,700
TOBACCO - 9.1%
Tobacco - 9.1%
Altria Group, Inc.	929,500	20,690,670
British American Tobacco PLC sponsored ADR	392,300	29,567,651
KT&G Corp.	38,500	3,347,337
Loews Corp. - Carolina Group	39,100	2,836,705
Philip Morris International, Inc.	391,000	20,590,060
Souza Cruz Industria Comerico	225,000	6,969,259
		84,001,682
TOTAL COMMON STOCKS (Cost $839,070,022)		919,171,534
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 2.44% (b)	6,826,447	$ 6,826,447
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	30,254,120	30,254,120
TOTAL MONEY MARKET FUNDS (Cost $37,080,567)		37,080,567
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $876,150,589)	956,252,101
NET OTHER ASSETS - (3.3)%	(30,409,880)
NET ASSETS - 100%	$ 925,842,221
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 165,393
Fidelity Securities Lending Cash Central Fund	176,515
Total	$ 341,908
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 956,252,101	$ 956,252,101	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $879,019,799. Net unrealized appreciation aggregated $77,232,302, of which $98,863,926 related to appreciated investment securities and $21,631,624 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Advisor Select
Consumer Staples Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Consumer Staples Portfolio

1.851744.101

ACSF-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
BEVERAGES - 33.6%
Brewers - 7.2%
Anadolu Efes Biracilik ve Malt Sanyii AS	243,759	$ 2,279,991
Carlsberg AS:
rights 6/10/08 (a)(d)	33,400	668,738
Series B (d)	33,400	3,503,911
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	43,100	2,959,677
Heineken NV (Bearer)	202,400	11,892,779
InBev SA (d)	170,900	13,187,109
Molson Coors Brewing Co. Class B	327,180	18,976,440
SABMiller PLC	532,250	13,706,342
		67,174,987
Distillers & Vintners - 4.5%
Brown-Forman Corp. Class B (non-vtg.)	31,900	2,398,242
Constellation Brands, Inc. Class A (sub. vtg.) (a)	432,200	9,214,504
Diageo PLC sponsored ADR	175,400	13,789,948
Pernod Ricard SA	121,700	13,820,994
Remy Cointreau SA	35,000	2,067,992
		41,291,680
Soft Drinks - 21.9%
Coca-Cola Amatil Ltd.	312,000	2,412,516
Coca-Cola Femsa SA de CV sponsored ADR	152,000	9,484,800
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	154,100	6,843,581
Coca-Cola Icecek AS	237,000	2,625,123
Cott Corp. (a)	515,000	1,503,271
Embotelladora Andina SA sponsored ADR	110,841	1,972,970
Fomento Economico Mexicano SA de CV sponsored ADR	100,000	4,705,000
PepsiCo, Inc.	1,175,100	80,259,330
The Coca-Cola Co.	1,621,100	92,824,186
		202,630,777
TOTAL BEVERAGES		311,097,444
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Senomyx, Inc. (a)	201,300	1,040,721
FOOD & STAPLES RETAILING - 15.4%
Drug Retail - 8.2%
CVS Caremark Corp.	1,311,100	56,101,969
Rite Aid Corp. (a)(d)	431,400	970,650
Walgreen Co.	530,800	19,119,416
		76,192,035

	Shares	Value
Food Distributors - 1.0%
Sysco Corp.	250,800	$ 7,739,688
United Natural Foods, Inc. (a)	68,900	1,465,503
		9,205,191
Food Retail - 5.1%
Kroger Co.	837,400	23,145,736
Safeway, Inc.	648,300	20,661,321
SUPERVALU, Inc.	88,000	3,086,160
		46,893,217
Hypermarkets & Super Centers - 1.1%
Wal-Mart Stores, Inc.	186,300	10,756,962
TOTAL FOOD & STAPLES RETAILING		143,047,405
FOOD PRODUCTS - 15.6%
Agricultural Products - 4.5%
Archer Daniels Midland Co.	387,100	15,367,870
Bunge Ltd. (d)	139,400	16,640,178
Corn Products International, Inc.	49,700	2,336,397
Nutreco Holding NV	12,900	937,602
SLC Agricola SA	200,100	3,833,456
Viterra, Inc. (a)	177,600	2,431,163
		41,546,666
Packaged Foods & Meats - 11.1%
Cadbury PLC ADR	31,112	1,670,403
Groupe Danone	106,800	9,349,191
Kellogg Co.	44,400	2,300,364
Kraft Foods, Inc. Class A	243,900	7,921,872
Lindt & Spruengli AG	59	1,952,610
Marine Harvest ASA (a)(d)	5,044,000	3,401,227
Nestle SA sponsored ADR	352,700	43,523,180
Perdigao SA (ON)	82,500	2,662,927
Sadia SA ADR (d)	108,100	2,755,469
Tyson Foods, Inc. Class A	131,500	2,477,460
Unilever NV (NY Shares)	686,300	22,483,188
Wimm-Bill-Dann Foods OJSC sponsored ADR	18,200	2,276,456
		102,774,347
TOTAL FOOD PRODUCTS		144,321,013
HOTELS, RESTAURANTS & LEISURE - 0.3%
Restaurants - 0.3%
Starbucks Corp. (a)	145,700	2,650,283
HOUSEHOLD PRODUCTS - 20.0%
Household Products - 20.0%
Colgate-Palmolive Co.	420,300	31,253,508
Kimberly-Clark Corp.	167,600	10,692,880
Procter & Gamble Co.	2,176,097	143,731,206
		185,677,594
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - 4.4%
Personal Products - 4.4%
Avon Products, Inc.	761,200	$ 29,732,472
Bare Escentuals, Inc. (a)(d)	121,105	2,429,366
Estee Lauder Companies, Inc. Class A	48,100	2,289,560
Herbalife Ltd.	117,400	4,524,596
Physicians Formula Holdings, Inc. (a)	134,900	1,351,698
		40,327,692
PHARMACEUTICALS - 0.8%
Pharmaceuticals - 0.8%
Johnson & Johnson	105,000	7,007,700
TOBACCO - 9.1%
Tobacco - 9.1%
Altria Group, Inc.	929,500	20,690,670
British American Tobacco PLC sponsored ADR	392,300	29,567,651
KT&G Corp.	38,500	3,347,337
Loews Corp. - Carolina Group	39,100	2,836,705
Philip Morris International, Inc.	391,000	20,590,060
Souza Cruz Industria Comerico	225,000	6,969,259
		84,001,682
TOTAL COMMON STOCKS (Cost $839,070,022)		919,171,534
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 2.44% (b)	6,826,447	$ 6,826,447
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	30,254,120	30,254,120
TOTAL MONEY MARKET FUNDS (Cost $37,080,567)		37,080,567
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $876,150,589)	956,252,101
NET OTHER ASSETS - (3.3)%	(30,409,880)
NET ASSETS - 100%	$ 925,842,221
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 165,393
Fidelity Securities Lending Cash Central Fund	176,515
Total	$ 341,908
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 956,252,101	$ 956,252,101	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $879,019,799. Net unrealized appreciation aggregated $77,232,302, of which $98,863,926 related to appreciated investment securities and $21,631,624 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Defense and Aerospace Portfolio

May 31, 2008

1.802165.104

DEF-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
AEROSPACE & DEFENSE - 93.8%
Aerospace & Defense - 93.8%
AAR Corp. (a)	127,000	$ 2,448,560
AeroVironment, Inc. (a)	10,000	265,800
Alliant Techsystems, Inc. (a)	160,600	17,434,736
BE Aerospace, Inc. (a)	583,100	20,379,345
Curtiss-Wright Corp.	247,800	12,764,178
DRS Technologies, Inc.	191,000	15,046,980
DynCorp International, Inc. Class A (a)	165,700	2,831,813
Esterline Technologies Corp. (a)	106,800	6,614,124
GenCorp, Inc. (non-vtg.) (a)	184,700	1,536,704
General Dynamics Corp.	625,230	57,614,945
Goodrich Corp.	854,750	55,396,348
Hexcel Corp. (a)	272,500	7,210,350
Honeywell International, Inc. (d)	1,981,200	118,119,144
L-3 Communications Holdings, Inc.	522,700	56,132,753
Lockheed Martin Corp.	998,800	109,308,672
Moog, Inc. Class A (a)	273,100	12,382,354
Northrop Grumman Corp.	773,100	58,338,126
Orbital Sciences Corp. (a)	221,092	5,739,548
Precision Castparts Corp.	485,800	58,684,640
Raytheon Co.	910,652	58,154,237
Rockwell Collins, Inc.	923,100	56,650,647
Spirit AeroSystems Holdings, Inc. Class A (a)	806,900	24,069,827
The Boeing Co.	1,941,566	160,703,418
TransDigm Group, Inc. (a)	204,200	8,903,120
Triumph Group, Inc.	101,000	6,281,190
United Technologies Corp.	2,435,800	173,039,231
		1,106,050,790
AIRLINES - 0.6%
Airlines - 0.6%
AMR Corp. (a)	423,800	3,047,122
Northwest Airlines Corp. (a)	318,300	2,247,198
UAL Corp.	90,900	776,286
US Airways Group, Inc. (a)	166,600	659,736
		6,730,342
COMMUNICATIONS EQUIPMENT - 1.2%
Communications Equipment - 1.2%
Harris Corp.	217,900	14,333,462
INDUSTRIAL CONGLOMERATES - 1.0%
Industrial Conglomerates - 1.0%
Textron, Inc.	192,800	12,059,640

	Shares	Value
MACHINERY - 0.6%
Construction & Farm Machinery & Heavy Trucks - 0.6%
Force Protection, Inc. (a)(d)	994,553	$ 4,246,741
Navistar International Corp. (a)	45,200	3,432,940
		7,679,681
METALS & MINING - 1.1%
Diversified Metals & Mining - 0.6%
RTI International Metals, Inc. (a)	72,200	3,110,376
Titanium Metals Corp. (d)	218,500	3,801,900
		6,912,276
Steel - 0.5%
Allegheny Technologies, Inc. (d)	43,200	3,240,000
Carpenter Technology Corp.	58,000	3,201,600
		6,441,600
TOTAL METALS & MINING		13,353,876
OIL, GAS & CONSUMABLE FUELS - 0.3%
Oil & Gas Refining & Marketing - 0.3%
Tesoro Corp.	131,100	3,257,835
TOTAL COMMON STOCKS (Cost $997,796,722)		1,163,465,626
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 2.44% (b)	10,614,038	10,614,038
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	7,216,457	7,216,457
TOTAL MONEY MARKET FUNDS (Cost $17,830,495)		17,830,495
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,015,627,217)		1,181,296,121
NET OTHER ASSETS - (0.1)%		(1,555,523)
NET ASSETS - 100%		$ 1,179,740,598
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,032
Fidelity Securities Lending Cash Central Fund	98,282
Total	$ 121,314
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,181,296,121	$ 1,181,296,121	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,021,736,183. Net unrealized appreciation aggregated $159,559,938, of which $223,190,249 related to appreciated investment securities and $63,630,311 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Electronics Portfolio

May 31, 2008

1.802167.104

ELE-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CAPITAL MARKETS - 0.4%
Asset Management & Custody Banks - 0.4%
Harris & Harris Group, Inc. (a)(d)	691,460	$ 5,510,936
CHEMICALS - 1.3%
Specialty Chemicals - 1.3%
Nanophase Technologies Corp. (a)(d)(e)	1,632,630	5,306,048
Wacker Chemie AG (d)	50,000	11,975,001
		17,281,049
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Diversified Commercial & Professional Services - 0.8%
Arrowhead Research Corp. (a)(d)(e)	3,931,038	9,709,664
Arrowhead Research Corp. warrants 5/21/17 (a)(f)	285,468	547,045
		10,256,709
COMMUNICATIONS EQUIPMENT - 4.2%
Communications Equipment - 4.2%
Alcatel-Lucent SA sponsored ADR	365,000	2,741,150
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	1,131,975	5,376,881
Cisco Systems, Inc. (a)	600,000	16,032,000
Nokia Corp. sponsored ADR	177,100	5,029,640
QUALCOMM, Inc.	500,000	24,270,000
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	107,000	2,893,280
		56,342,951
COMPUTERS & PERIPHERALS - 3.9%
Computer Hardware - 2.4%
Dell, Inc. (a)	500,000	11,530,000
High Tech Computer Corp.	800,000	21,280,724
		32,810,724
Computer Storage & Peripherals - 1.5%
ASUSTeK Computer, Inc.	2,999,618	8,649,947
Synaptics, Inc. (a)	260,823	11,155,400
		19,805,347
TOTAL COMPUTERS & PERIPHERALS		52,616,071
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Other Diversifed Financial Services - 0.1%
Indochina Capital Vietnam Holdings Ltd. (a)	141,000	900,990
ELECTRICAL EQUIPMENT - 3.7%
Electrical Components & Equipment - 3.7%
First Solar, Inc. (a)	45,000	12,039,300
Neo-Neon Holdings Ltd.	4,000,000	2,270,660
Q-Cells AG (a)(d)	60,000	7,294,677
Renewable Energy Corp. AS (a)	300,000	8,909,144

	Shares	Value
SolarWorld AG (d)	175,000	$ 9,033,172
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	250,000	10,635,000
		50,181,953
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.6%
Electronic Equipment & Instruments - 0.9%
Everlight Electronics Co. Ltd.	1,000,000	3,534,731
Ibiden Co. Ltd.	18,200	766,388
Motech Industries, Inc.	877,427	7,472,375
		11,773,494
Electronic Manufacturing Services - 0.8%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,889,200	10,684,502
Technology Distributors - 0.9%
Avnet, Inc. (a)	400,000	11,808,000
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		34,265,996
MEDIA - 0.1%
Broadcasting & Cable TV - 0.1%
JumpTV, Inc.	1,431,300	1,037,278
METALS & MINING - 0.4%
Diversified Metals & Mining - 0.4%
Timminco Ltd. (a)	161,200	4,948,767
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 79.0%
Semiconductor Equipment - 20.1%
Applied Materials, Inc. (d)	5,347,400	105,931,994
ASML Holding NV:
(Netherlands)	88,400	2,646,928
(NY Shares)	400,000	11,984,000
Cymer, Inc. (a)(d)	322,371	9,967,711
FormFactor, Inc. (a)	650,000	14,189,500
Greatek Electronics, Inc.	2,479,040	3,146,435
KLA-Tencor Corp.	505,600	23,318,272
Lam Research Corp. (a)	705,900	28,730,130
MEMC Electronic Materials, Inc. (a)	264,500	18,160,570
Novellus Systems, Inc. (a)(d)	500,000	11,945,000
Rubicon Technology, Inc.	200,000	4,574,000
Topco Scientific Co. Ltd.	1,348,200	2,127,862
Varian Semiconductor Equipment Associates, Inc. (a)	850,000	32,325,500
		269,047,902
Semiconductors - 58.9%
Advanced Analogic Technologies, Inc. (a)	1,400,000	9,772,000
Advanced Micro Devices, Inc. (a)	600,000	4,128,000
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	2,604,749	13,674,932
Altera Corp.	1,400,000	32,396,000
ARM Holdings PLC sponsored ADR (d)	3,008,900	18,775,536
Atheros Communications, Inc. (a)	315,479	10,543,308
Broadcom Corp. Class A (a)(d)	1,998,600	57,339,834
Cavium Networks, Inc.	386,733	10,078,262
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Ceva, Inc. (a)	121,200	$ 1,014,444
Cypress Semiconductor Corp. (a)	155,500	4,335,340
Epistar Corp.	2,000,000	5,458,282
Himax Technologies, Inc. sponsored ADR	1,339,900	7,369,450
Hittite Microwave Corp. (a)	327,900	13,099,605
Infineon Technologies AG sponsored ADR (a)	1,262,500	11,425,625
Intel Corp. (d)	11,430,600	264,961,307
Intersil Corp. Class A	102,300	2,851,101
Linear Technology Corp. (d)	98,100	3,607,137
Marvell Technology Group Ltd. (a)	856,300	14,865,368
Maxim Integrated Products, Inc.	700,000	15,470,000
Microchip Technology, Inc.	95,800	3,529,272
Micron Technology, Inc. (a)	500,000	4,035,000
Monolithic Power Systems, Inc. (a)	700,000	16,961,000
NVIDIA Corp. (a)	2,130,650	52,627,055
PMC-Sierra, Inc. (a)(d)	1,500,000	12,765,000
Powertech Technology, Inc.	214,000	847,908
Qimonda AG sponsored ADR (a)	300,000	1,158,000
Richtek Technology Corp.	1,199,500	11,240,691
Samsung Electronics Co. Ltd.	25,000	18,016,044
Silicon Laboratories, Inc. (a)	300,000	11,055,000
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,000,000	8,490,000
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,500,000	17,175,000
Texas Instruments, Inc. (d)	2,860,300	92,902,544
Xilinx, Inc. (d)	1,300,000	35,360,000
		787,328,045
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,056,375,947
SOFTWARE - 1.8%
Home Entertainment Software - 1.8%
Nintendo Co. Ltd.	45,000	24,822,001
TOTAL COMMON STOCKS (Cost $1,428,365,273)		1,314,540,648
Money Market Funds - 14.4%

Fidelity Cash Central Fund, 2.44% (b)	16,007,773	16,007,773
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	176,380,445	176,380,445
TOTAL MONEY MARKET FUNDS (Cost $192,388,218)		192,388,218
Cash Equivalents - 0.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 2.12%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Treasury Obligations) # (Cost $4,344,000)	$ 4,344,768	$ 4,344,000
TOTAL INVESTMENT PORTFOLIO - 113.0% (Cost $1,625,097,491)	1,511,272,866
NET OTHER ASSETS - (13.0)%	(174,040,116)
NET ASSETS - 100%	$ 1,337,232,750
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $547,045 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arrowhead Research Corp. warrants 5/21/17	5/18/07	$ 1,033,745
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,344,000 due 6/02/08 at 2.12%
Banc of America Securities LLC	$ 682,013
Barclays Capital, Inc.	1,094,821
Credit Suisse Securities (USA) LLC	943,811
Merrill Lynch Government Securities, Inc.	1,623,355
$ 4,344,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 123,974
Fidelity Securities Lending Cash Central Fund	234,850
Total	$ 358,824
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arrowhead Research Corp.	$ 10,303,312	$ 209,703	$ 1,039,719	$ -	$ 9,709,664
Nanophase Technologies Corp.	6,595,232	-	1,405,578	-	5,306,048
Total	$ 16,898,544	$ 209,703	$ 2,445,297	$ -	$ 15,015,712
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,511,272,866	$ 1,478,912,892	$ 32,359,974	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,633,357,108. Net unrealized depreciation aggregated $122,084,242, of which $81,354,155 related to appreciated investment securities and $203,438,397 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Energy Portfolio

May 31, 2008

1.802168.104

ENE-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CHEMICALS - 0.5%
Specialty Chemicals - 0.5%
Albemarle Corp.	414,846	$ 18,448,202
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)(d)	45,359	1,153,933
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	210,300	19,932,234
ELECTRIC UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp.	60,000	5,280,000
ELECTRICAL EQUIPMENT - 4.8%
Electrical Components & Equipment - 3.1%
Energy Conversion Devices, Inc. (a)	46	2,920
Evergreen Solar, Inc. (a)	41,500	431,600
First Solar, Inc. (a)	44,700	11,959,038
JA Solar Holdings Co. Ltd. ADR (a)(d)	1,490,782	31,708,933
Q-Cells AG (a)	167,600	20,376,465
Renewable Energy Corp. AS (a)	442,000	13,126,139
Sunpower Corp. Class A (a)(d)	361,060	29,570,814
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	303,800	12,923,652
		120,099,561
Heavy Electrical Equipment - 1.7%
Suzlon Energy Ltd. (a)	666,754	4,387,039
Vestas Wind Systems AS (a)	431,500	59,396,834
		63,783,873
TOTAL ELECTRICAL EQUIPMENT		183,883,434
ENERGY EQUIPMENT & SERVICES - 29.9%
Oil & Gas Drilling - 8.5%
Atwood Oceanics, Inc. (a)	265,100	27,016,341
Helmerich & Payne, Inc.	243,211	15,237,169
Hercules Offshore, Inc. (a)	737,733	25,023,903
Nabors Industries Ltd. (a)	3,585,623	150,739,591
Noble Corp.	277,800	17,540,292
Patterson-UTI Energy, Inc.	1,029,009	32,393,203
Pride International, Inc. (a)	639,816	28,113,515
Transocean, Inc. (a)	184,151	27,657,639
		323,721,653
Oil & Gas Equipment & Services - 21.4%
BJ Services Co.	1,200,771	36,263,284
Compagnie Generale de Geophysique SA (a)	81,653	21,946,554
Dril-Quip, Inc. (a)	60,100	3,506,234
Exterran Holdings, Inc. (a)	206,200	15,159,824
FMC Technologies, Inc. (a)	433,980	31,181,463

	Shares	Value
Fugro NV (Certificaten Van Aandelen) unit	298,602	$ 26,297,334
Halliburton Co.	1,798,430	87,367,729
Helix Energy Solutions Group, Inc. (a)	74,500	2,877,935
NATCO Group, Inc. Class A (a)	5,099	241,030
National Oilwell Varco, Inc. (a)	2,955,812	246,278,255
Oil States International, Inc. (a)	141,600	8,272,272
Petroleum Geo-Services ASA	801,000	23,591,150
ProSafe ASA	1,182,100	12,628,531
Schlumberger Ltd. (NY Shares)	1,419,960	143,600,555
Smith International, Inc.	402,297	31,749,279
Superior Energy Services, Inc. (a)	489,500	26,281,255
Tidewater, Inc.	53,900	3,682,987
TSC Offshore Group Ltd. (a)	4,812,000	1,109,907
W-H Energy Services, Inc. (a)	113,700	9,724,761
Weatherford International Ltd. (a)	1,896,400	86,532,732
		818,293,071
TOTAL ENERGY EQUIPMENT & SERVICES		1,142,014,724
GAS UTILITIES - 0.3%
Gas Utilities - 0.3%
Questar Corp.	145,328	9,332,964
Zhongyu Gas Holdings Ltd. (a)	18,872,000	1,934,622
		11,267,586
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	119,700	2,331,756
Constellation Energy Group, Inc.	33,400	2,880,082
NRG Energy, Inc. (a)	181,414	7,545,008
		12,756,846
INDUSTRIAL CONGLOMERATES - 0.2%
Industrial Conglomerates - 0.2%
McDermott International, Inc. (a)	119,300	7,400,179
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	41,600	1,277,101
MULTI-UTILITIES - 0.1%
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	104,000	4,603,040
Sempra Energy	96	5,550
		4,608,590
OIL, GAS & CONSUMABLE FUELS - 62.8%
Coal & Consumable Fuels - 7.6%
Arch Coal, Inc.	892,300	57,919,193
CONSOL Energy, Inc.	412,838	40,276,475
Foundation Coal Holdings, Inc.	366,400	24,449,872
International Coal Group, Inc. (a)	98,300	989,881
Massey Energy Co.	255,300	16,497,486
Natural Resource Partners LP	13,800	543,030
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Coal & Consumable Fuels - continued
Peabody Energy Corp. (d)	1,959,800	$ 144,868,416
PT Bumi Resources Tbk	8,082,000	7,005,476
		292,549,829
Integrated Oil & Gas - 18.5%
Chevron Corp.	282,800	28,039,620
ConocoPhillips	1,588,770	147,914,487
Exxon Mobil Corp.	1,808,931	160,560,716
Hess Corp.	746,000	91,616,260
Marathon Oil Corp.	1,548,900	79,597,971
Murphy Oil Corp.	100	9,265
Occidental Petroleum Corp.	1,194,300	109,791,999
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	1,128,700	68,218,628
Suncor Energy, Inc.	300,400	20,503,396
		706,252,342
Oil & Gas Exploration & Production - 24.6%
American Oil & Gas, Inc. NV (a)	244,953	913,675
Apache Corp.	128,800	17,266,928
Cabot Oil & Gas Corp.	2,072,757	124,883,609
Canadian Natural Resources Ltd.	659,400	64,539,563
Concho Resources, Inc.	633,802	20,218,284
Continental Resources, Inc.	484,010	31,058,922
Encore Acquisition Co. (a)	347,200	23,189,488
EOG Resources, Inc.	3,947	507,703
EXCO Resources, Inc. (a)	244,600	6,100,324
Goodrich Petroleum Corp. (a)(d)	84,900	3,616,740
Junex, Inc. (a)	157,000	1,068,255
Kodiak Oil & Gas Corp. (a)	490,070	1,788,756
Newfield Exploration Co. (a)	63,000	3,984,120
Northern Oil & Gas, Inc. (a)	36,100	418,760
OPTI Canada, Inc. (a)	455,500	10,315,803
PetroHawk Energy Corp. (a)	2,745,256	80,655,621
Plains Exploration & Production Co. (a)	937,080	66,982,478
Questerre Energy Corp. (a)	373,900	2,062,377
Quicksilver Resources, Inc. (a)	1,682,300	61,286,189
Range Resources Corp.	2,831,100	186,173,136
SandRidge Energy, Inc.	319,078	17,549,290
Southwestern Energy Co. (a)	1,686,202	74,766,197
Talisman Energy, Inc.	404,900	9,300,270
Ultra Petroleum Corp. (a)	1,529,401	133,012,005
Vanguard Natural Resources LLC	16,400	290,772
XTO Energy, Inc.	6,525	415,121
		942,364,386

	Shares	Value
Oil & Gas Refining & Marketing - 10.2%
Frontier Oil Corp.	987,486	$ 29,733,203
Holly Corp.	523,319	22,214,892
Petroplus Holdings AG (a)	86,629	5,327,563
Sunoco, Inc.	1,900,462	84,513,545
Tesoro Corp.	1,767,727	43,928,016
Valero Energy Corp.	3,907,599	198,662,333
Western Refining, Inc.	356,049	4,518,262
		388,897,814
Oil & Gas Storage & Transport - 1.9%
Copano Energy LLC	91,900	3,386,515
El Paso Corp.	390,300	7,630,365
El Paso Pipeline Partners LP	109,500	2,508,645
Energy Transfer Equity LP	221,125	7,179,929
Williams Companies, Inc.	1,412,200	53,720,088
		74,425,542
TOTAL OIL, GAS & CONSUMABLE FUELS		2,404,489,913
TOTAL COMMON STOCKS (Cost $2,555,192,721)		3,812,512,742
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 2.44% (b)	8,762,733	8,762,733
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	80,899,250	80,899,250
TOTAL MONEY MARKET FUNDS (Cost $89,661,983)		89,661,983
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $2,644,854,704)	3,902,174,725
NET OTHER ASSETS - (2.0)%	(75,124,078)
NET ASSETS - 100%	$ 3,827,050,647
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 157,336
Fidelity Securities Lending Cash Central Fund	252,369
Total	$ 409,705
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,902,174,725	$ 3,902,174,725	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,652,978,824. Net unrealized appreciation aggregated $1,249,195,901, of which $1,346,675,478 related to appreciated investment securities and $97,479,577 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Energy Service Portfolio

May 31, 2008

1.802169.104

ENS-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
ELECTRICAL EQUIPMENT - 4.6%
Electrical Components & Equipment - 3.2%
First Solar, Inc. (a)	56,400	$ 15,089,256
JA Solar Holdings Co. Ltd. ADR (a)	610,400	12,983,208
Q-Cells AG (a)(d)	128,200	15,586,294
Renewable Energy Corp. AS (a)	201,400	5,981,006
SolarWorld AG	113,400	5,853,496
Sunpower Corp. Class A (a)(d)	317,000	25,962,300
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	229,700	9,771,438
		91,226,998
Heavy Electrical Equipment - 1.4%
Gamesa Corporacion Tecnologica, SA	119,300	6,174,746
Suzlon Energy Ltd. (a)	750,000	4,934,772
Vestas Wind Systems AS (a)	208,200	28,659,144
		39,768,662
TOTAL ELECTRICAL EQUIPMENT		130,995,660
ENERGY EQUIPMENT & SERVICES - 94.9%
Oil & Gas Drilling - 26.3%
Atwood Oceanics, Inc. (a)	365,600	37,258,296
Diamond Offshore Drilling, Inc.	353,400	48,217,896
ENSCO International, Inc.	97,000	6,967,510
Grey Wolf, Inc. (a)	2,950,400	23,101,632
Helmerich & Payne, Inc.	791,200	49,568,680
Hercules Offshore, Inc. (a)(d)	2,653,931	90,021,340
Nabors Industries Ltd. (a)(d)	3,530,160	148,407,926
Noble Corp.	1,935,800	122,226,412
Parker Drilling Co. (a)	799,872	7,150,856
Patterson-UTI Energy, Inc. (d)	1,864,700	58,700,756
Pride International, Inc. (a)	850,886	37,387,931
Rowan Companies, Inc.	132,600	5,854,290
Transocean, Inc. (a)	672,487	101,000,823
Unit Corp. (a)	197,700	15,161,613
		751,025,961
Oil & Gas Equipment & Services - 68.6%
Baker Hughes, Inc.	936	82,948
Basic Energy Services, Inc. (a)	151,600	4,361,532
BJ Services Co. (d)	2,504,100	75,623,820
Bristow Group, Inc. (a)	64,400	3,366,188
Cal Dive International, Inc. (a)	62	867
Cameron International Corp. (a)(d)	585,200	31,150,196
Carbo Ceramics, Inc.	100	4,769
Compagnie Generale de Geophysique SA (a)	73,700	19,808,960
Complete Production Services, Inc. (a)	742,800	21,288,648
Core Laboratories NV (a)	54,000	7,388,280
Dresser-Rand Group, Inc. (a)	589,100	23,752,512
Dril-Quip, Inc. (a)	570,300	33,271,302
Exterran Holdings, Inc. (a)	414,513	30,474,996

	Shares	Value
FMC Technologies, Inc. (a)(d)	755,300	$ 54,268,305
Fugro NV (Certificaten Van Aandelen) unit	304,875	26,849,786
Global Industries Ltd. (a)	378,300	6,525,675
Gulfmark Offshore, Inc. (a)	100	6,713
Halliburton Co.	5,384,634	261,585,520
Helix Energy Solutions Group, Inc. (a)(d)	280,900	10,851,167
Hornbeck Offshore Services, Inc. (a)	116,500	6,139,550
ION Geophysical Corp. (a)	183,700	3,010,843
Key Energy Services, Inc. (a)	1,079,500	18,632,170
Matrix Service Co. (a)	51,200	1,234,432
NATCO Group, Inc. Class A (a)	476,708	22,533,987
National Oilwell Varco, Inc. (a)	3,258,962	271,536,714
Newpark Resources, Inc. (a)	100	705
Oil States International, Inc. (a)(d)	533,000	31,137,860
Petroleum Geo-Services ASA	891,300	26,250,676
PHI, Inc. (non-vtg.) (a)	172,000	6,745,840
RPC, Inc. (d)	180,300	2,699,091
Saipem SpA	100	4,592
Schlumberger Ltd. (NY Shares) (d)	5,058,246	511,540,416
SEACOR Holdings, Inc. (a)	100	8,898
Smith International, Inc.	1,054,656	83,233,452
Superior Energy Services, Inc. (a)	1,205,300	64,712,557
Superior Well Services, Inc. (a)	94,500	2,337,930
T-3 Energy Services, Inc. (a)	610,900	39,537,448
Tesco Corp. (a)	138,000	4,565,737
TETRA Technologies, Inc. (a)	100	2,152
Tidewater, Inc. (d)	143,800	9,825,854
Trico Marine Services, Inc. (a)(d)	216,700	8,319,113
TSC Offshore Group Ltd. (a)	4,114,000	948,910
W-H Energy Services, Inc. (a)	566,400	48,444,192
Weatherford International Ltd. (a)	3,937,620	179,673,601
Willbros Group, Inc. (a)	220,200	9,133,896
		1,962,872,800
TOTAL ENERGY EQUIPMENT & SERVICES		2,713,898,761
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Keppel Corp. Ltd.	127,000	1,130,963
McDermott International, Inc. (a)	100	6,203
		1,137,166
MACHINERY - 0.4%
Industrial Machinery - 0.4%
Chart Industries, Inc. (a)	201,600	8,445,024
Gardner Denver, Inc. (a)	78,700	4,175,822
		12,620,846
Common Stocks - continued
	Shares	Value
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	31,500	$ 967,036
TOTAL COMMON STOCKS (Cost $1,672,366,948)		2,859,619,469
Money Market Funds - 11.7%

Fidelity Cash Central Fund, 2.44% (b)	8,795,822	8,795,822
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	325,195,075	325,195,075
TOTAL MONEY MARKET FUNDS (Cost $333,990,897)		333,990,897
TOTAL INVESTMENT PORTFOLIO - 111.6% (Cost $2,006,357,845)	3,193,610,366
NET OTHER ASSETS - (11.6)%	(332,706,698)
NET ASSETS - 100%	$ 2,860,903,668
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 107,477
Fidelity Securities Lending Cash Central Fund	427,635
Total	$ 535,112
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,193,610,366	$ 3,193,610,366	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,010,568,636. Net unrealized appreciation aggregated $1,183,041,730, of which $1,191,042,573 related to appreciated investment securities and $8,000,843 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Environmental Portfolio

May 31, 2008

1.802170.104

ENV-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CHEMICALS - 13.7%
Commodity Chemicals - 0.8%
Calgon Carbon Corp. (a)(d)	22,200	$ 393,384
Specialty Chemicals - 12.9%
Ecolab, Inc.	82,200	3,685,026
Nalco Holding Co.	114,100	2,774,912
		6,459,938
TOTAL CHEMICALS		6,853,322
COMMERCIAL SERVICES & SUPPLIES - 42.9%
Environmental & Facility Services - 42.9%
Allied Waste Industries, Inc. (a)	176,600	2,378,802
Bennett Environmental, Inc. (a)	45,100	15,207
Casella Waste Systems, Inc. Class A (a)	14,700	164,052
Clean Harbors, Inc. (a)	12,600	894,978
Covanta Holding Corp. (a)(d)	77,400	2,164,878
Republic Services, Inc.	136,650	4,499,885
Stericycle, Inc. (a)	40,060	2,335,498
Tetra Tech, Inc. (a)(d)	46,900	1,240,036
TRC Companies, Inc. (a)	8,700	45,066
Waste Connections, Inc. (a)(d)	61,750	2,027,253
Waste Management, Inc.	149,193	5,658,890
Waste Services, Inc. (a)	1,000	8,050
		21,432,595
ELECTRICAL EQUIPMENT - 5.6%
Electrical Components & Equipment - 4.7%
FuelCell Energy, Inc. (a)(d)	42,700	432,551
Hydrogenics Corp. (a)	3,300	2,904
JA Solar Holdings Co. Ltd. ADR (a)(d)	26,800	570,036
Plug Power, Inc. (a)	54,600	171,444
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	27,200	1,157,088
		2,334,023
Heavy Electrical Equipment - 0.9%
Capstone Turbine Corp. (a)(d)	117,500	441,800
TOTAL ELECTRICAL EQUIPMENT		2,775,823
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.1%
Electronic Equipment & Instruments - 3.1%
Itron, Inc. (a)(d)	15,800	1,541,764
ENERGY EQUIPMENT & SERVICES - 0.6%
Oil & Gas Equipment & Services - 0.6%
Newpark Resources, Inc. (a)	44,900	316,545
FOOD & STAPLES RETAILING - 7.4%
Food Distributors - 1.0%
United Natural Foods, Inc. (a)	21,800	463,686

	Shares	Value
Food Retail - 6.4%
Whole Foods Market, Inc. (d)	110,700	$ 3,210,300
TOTAL FOOD & STAPLES RETAILING		3,673,986
FOOD PRODUCTS - 2.5%
Packaged Foods & Meats - 2.5%
Hain Celestial Group, Inc. (a)	34,400	989,688
SunOpta, Inc. (a)	40,300	266,786
		1,256,474
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 3.7%
Independent Power Producers & Energy Traders - 3.7%
Ormat Technologies, Inc. (d)	36,900	1,849,059
MACHINERY - 12.7%
Construction & Farm Machinery & Heavy Trucks - 1.5%
Lindsay Corp.	6,900	724,500
Industrial Machinery - 11.2%
CLARCOR, Inc.	28,200	1,224,444
Donaldson Co., Inc.	47,200	2,429,856
Kadant, Inc. (a)	9,000	240,570
Pall Corp.	42,300	1,726,263
		5,621,133
TOTAL MACHINERY		6,345,633
MULTI-UTILITIES - 6.4%
Multi-Utilities - 6.4%
Veolia Environnement sponsored ADR	45,100	3,212,473
TOTAL COMMON STOCKS (Cost $46,123,234)		49,257,674
Money Market Funds - 19.2%

Fidelity Cash Central Fund, 2.44% (b)	629,417	629,417
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	8,994,050	8,994,050
TOTAL MONEY MARKET FUNDS (Cost $9,623,467)		9,623,467
TOTAL INVESTMENT PORTFOLIO - 117.8% (Cost $55,746,701)	58,881,141
NET OTHER ASSETS - (17.8)%	(8,903,460)
NET ASSETS - 100%	$ 49,977,681
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,800
Fidelity Securities Lending Cash Central Fund	25,719
Total	$ 34,519
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 58,881,141	$ 58,881,141	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $56,024,405. Net unrealized appreciation aggregated $2,856,736, of which $5,793,770 related to appreciated investment securities and $2,937,034 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Financial Services Portfolio

May 31, 2008

1.802171.104

FIN-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value
CAPITAL MARKETS - 16.2%
Asset Management & Custody Banks - 10.1%
Bank of New York Mellon Corp.	247,000	$ 10,998,910
EFG International	83,850	3,141,459
Fortress Investment Group LLC (d)	72,200	1,034,626
Franklin Resources, Inc.	59,600	6,032,712
GLG Partners, Inc.	86,600	719,646
Janus Capital Group, Inc.	93,200	2,702,800
Julius Baer Holding AG	32,116	2,628,317
KKR Private Equity Investors, LP	48,000	624,000
KKR Private Equity Investors, LP Restricted Depositary Units (e)	47,000	611,000
Legg Mason, Inc.	10,200	548,862
State Street Corp.	117,225	8,442,545
T. Rowe Price Group, Inc.	42,600	2,467,392
The Blackstone Group LP	74,100	1,442,727
		41,394,996
Investment Banking & Brokerage - 6.1%
Charles Schwab Corp.	239,900	5,320,982
Goldman Sachs Group, Inc.	27,600	4,868,916
Lazard Ltd. Class A	35,500	1,352,195
Lehman Brothers Holdings, Inc.	192,600	7,089,606
Merrill Lynch & Co., Inc.	20,000	878,400
Morgan Stanley	120,900	5,347,407
		24,857,506
TOTAL CAPITAL MARKETS		66,252,502
COMMERCIAL BANKS - 12.4%
Diversified Banks - 8.0%
ICICI Bank Ltd. sponsored ADR	17,100	645,183
U.S. Bancorp, Delaware	260,700	8,652,633
Wachovia Corp.	219,268	5,218,578
Wells Fargo & Co. (d)	655,000	18,058,350
		32,574,744
Regional Banks - 4.4%
Associated Banc-Corp.	144,300	3,940,833
Cathay General Bancorp	133,561	2,054,168
Center Financial Corp., California	12,700	118,872
KeyCorp	121,000	2,355,870
M&T Bank Corp.	11,400	987,924
National City Corp.	29,500	172,280
PNC Financial Services Group, Inc.	130,400	8,378,200
Wintrust Financial Corp.	7,033	219,289
		18,227,436
TOTAL COMMERCIAL BANKS		50,802,180
CONSUMER FINANCE - 4.6%
Consumer Finance - 4.6%
American Express Co. (d)	107,300	4,973,355
Capital One Financial Corp. (d)	105,800	5,091,096
Discover Financial Services	178,750	3,065,563

	Shares	Value
Dollar Financial Corp. (a)	73,879	$ 1,472,408
SLM Corp. (a)(d)	195,500	4,431,985
		19,034,407
DIVERSIFIED FINANCIAL SERVICES - 17.5%
Other Diversifed Financial Services - 14.2%
Bank of America Corp.	558,931	19,009,243
Citigroup, Inc.	746,434	16,339,440
JPMorgan Chase & Co.	527,645	22,688,735
		58,037,418
Specialized Finance - 3.3%
CIT Group, Inc.	95,100	951,000
CME Group, Inc. (d)	12,000	5,163,600
Deutsche Boerse AG	26,800	3,845,323
JSE Ltd.	44,100	415,195
KKR Financial Holdings LLC	167,100	2,031,936
MarketAxess Holdings, Inc. (a)	120,200	939,964
		13,347,018
TOTAL DIVERSIFIED FINANCIAL SERVICES		71,384,436
INSURANCE - 26.8%
Insurance Brokers - 0.7%
National Financial Partners Corp. (d)	68,400	1,670,328
Willis Group Holdings Ltd.	32,660	1,170,208
		2,840,536
Life & Health Insurance - 6.8%
AFLAC, Inc.	98,600	6,619,018
MetLife, Inc. (d)	150,500	9,034,515
Principal Financial Group, Inc.	96,500	5,199,420
Prudential Financial, Inc.	93,400	6,976,980
		27,829,933
Multi-Line Insurance - 7.2%
American International Group, Inc.	593,351	21,360,636
Assurant, Inc.	40,200	2,734,806
Hartford Financial Services Group, Inc.	75,100	5,337,357
		29,432,799
Property & Casualty Insurance - 7.3%
ACE Ltd.	227,300	13,653,911
AMBAC Financial Group, Inc.	20,000	62,600
Argo Group International Holdings, Ltd. (a)	61,017	2,354,646
Aspen Insurance Holdings Ltd.	300	7,668
Axis Capital Holdings Ltd.	35,500	1,244,275
Berkshire Hathaway, Inc. Class A (a)	29	3,904,850
LandAmerica Financial Group, Inc. (d)	21,900	652,182
MBIA, Inc. (d)	61,200	425,952
The First American Corp.	46,800	1,571,076
The Travelers Companies, Inc.	55,100	2,744,531
United America Indemnity Ltd. Class A (a)	63,700	928,109
XL Capital Ltd. Class A	66,500	2,321,515
		29,871,315
Common Stocks - continued
	Shares	Value
Reinsurance - 4.8%
Everest Re Group Ltd.	100,100	$ 8,780,772
IPC Holdings Ltd.	56,079	1,592,644
Max Capital Group Ltd.	102,885	2,481,586
Montpelier Re Holdings Ltd.	27,400	459,498
Platinum Underwriters Holdings Ltd.	102,488	3,635,249
RenaissanceRe Holdings Ltd.	47,800	2,493,248
		19,442,997
TOTAL INSURANCE		109,417,580
IT SERVICES - 0.4%
Data Processing & Outsourced Services - 0.4%
Visa, Inc.	17,100	1,476,756
REAL ESTATE INVESTMENT TRUSTS - 7.3%
Mortgage REITs - 1.9%
Annaly Capital Management, Inc.	347,900	6,196,099
Chimera Investment Corp.	105,900	1,467,774
		7,663,873
Residential REITs - 1.4%
Equity Lifestyle Properties, Inc.	64,700	3,214,943
UDR, Inc.	106,500	2,634,810
		5,849,753
Retail REITs - 4.0%
CBL & Associates Properties, Inc.	38,760	1,019,776
Developers Diversified Realty Corp.	117,600	4,666,368
General Growth Properties, Inc.	175,000	7,273,000
Simon Property Group, Inc.	32,400	3,219,264
		16,178,408
TOTAL REAL ESTATE INVESTMENT TRUSTS		29,692,034
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.3%
Real Estate Management & Development - 1.3%
Mitsubishi Estate Co. Ltd.	200,000	5,386,950
THRIFTS & MORTGAGE FINANCE - 4.9%
Thrifts & Mortgage Finance - 4.9%
Countrywide Financial Corp.	244,138	1,284,166
Fannie Mae (d)	243,300	6,573,966
FirstFed Financial Corp. (a)(d)	24,100	355,234
Freddie Mac (d)	234,600	5,963,532
Hudson City Bancorp, Inc.	244,611	4,354,076
IndyMac Bancorp, Inc.	51,400	97,146
Radian Group, Inc. (d)	72,300	414,279
Washington Mutual, Inc.	124,300	1,121,186
		20,163,585
TOTAL COMMON STOCKS (Cost $363,458,756)		373,610,430
Convertible Preferred Stocks - 3.2%
	Shares	Value
CAPITAL MARKETS - 0.3%
Investment Banking & Brokerage - 0.3%
Lehman Brothers Holdings, Inc. 7.25%	1,340	$ 1,453,900
COMMERCIAL BANKS - 0.8%
Regional Banks - 0.8%
Huntington Bancshares, Inc. 8.50%	1,700	1,696,600
National City Corp.	12	1,401,600
		3,098,200
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Specialized Finance - 0.0%
CIT Group, Inc. Series C, 8.75%	3,400	182,274
INSURANCE - 1.3%
Multi-Line Insurance - 1.3%
American International Group, Inc. Series A, 8.50%	71,000	5,235,824
THRIFTS & MORTGAGE FINANCE - 0.8%
Thrifts & Mortgage Finance - 0.8%
Fannie Mae 8.75%	17,800	878,875
Washington Mutual, Inc.	22	2,267,886
		3,146,761
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,823,076)		13,116,959
Money Market Funds - 19.0%

Fidelity Cash Central Fund, 2.44% (b)	21,222,310	21,222,310
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	56,257,250	56,257,250
TOTAL MONEY MARKET FUNDS (Cost $77,479,560)		77,479,560
TOTAL INVESTMENT PORTFOLIO - 113.6% (Cost $453,761,392)	464,206,949
NET OTHER ASSETS - (13.6)%	(55,478,574)
NET ASSETS - 100%	$ 408,728,375
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $611,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 203,083
Fidelity Securities Lending Cash Central Fund	74,162
Total	$ 277,245
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 464,206,949	$ 451,089,990	$ 13,116,959	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $457,187,491. Net unrealized appreciation aggregated $7,019,458, of which $65,352,227 related to appreciated investment securities and $58,332,769 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report
for
Fidelity ® Select Gold Portfolio

May 31, 2008

1.802173.104

GOL-QTLY-0708

Consolidated Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Australia - 9.1%
METALS & MINING - 9.1%
Gold - 9.1%
Andean Resources Ltd. (a)	2,455,000	$ 4,387,934
Centamin Egypt Ltd. (a)	827,000	1,089,406
Newcrest Mining Ltd.	5,489,283	167,053,550
Panaust Ltd. (a)	7,323,000	7,454,279
Sino Gold Mining Ltd. (a)(d)	3,228,231	17,464,175
Troy Resources NL (a)(f)	2,300,000	4,977,353
		202,426,697
Bermuda - 0.7%
METALS & MINING - 0.7%
Precious Metals & Minerals - 0.7%
Aquarius Platinum Ltd. (United Kingdom)	945,000	15,481,031
Canada - 49.6%
METALS & MINING - 49.6%
Diversified Metals & Mining - 1.1%
First Quantum Minerals Ltd.	141,200	11,091,342
Kimber Resources, Inc. (a)	16,100	26,577
Kimber Resources, Inc. unit (a)	3,888,000	7,285,752
Thompson Creek Metals Co., Inc. (a)	305,000	6,677,151
		25,080,822
Gold - 45.3%
Agnico-Eagle Mines Ltd.	1,729,300	122,452,194
Alamos Gold, Inc. (a)	2,638,500	17,581,147
Aquiline Resources, Inc. (a)	875,500	6,688,520
Aquiline Resources, Inc. (a)(f)	1,024,600	7,827,593
Aurelian Resources, Inc. (a)	1,908,600	9,029,109
Aurizon Mines Ltd. (a)	651,900	3,169,277
Barrick Gold Corp. (d)	4,987,819	200,968,691
Centerra Gold, Inc. (a)	657,900	5,860,508
Coral Gold Resources Ltd. (a)(e)	2,016,600	1,684,729
Detour Gold Corp. (f)	615,000	11,086,714
Eldorado Gold Corp. (a)	4,630,200	37,516,970
European Goldfields Ltd. (a)	371,000	1,867,136
Franco-Nevada Corp.	657,100	14,220,081
Goldcorp, Inc.	4,989,500	200,735,093
Golden Star Resources Ltd. (a)	4,875,769	14,624,853
Great Basin Gold Ltd. (a)	3,407,900	11,662,667
Guyana Goldfields, Inc. (a)	783,000	3,664,771
High River Gold Mines Ltd. (a)	2,126,800	3,746,251
High River Gold Mines Ltd. (a)(f)	1,300,000	2,289,884
High River Gold Mines Ltd. warrants 11/8/10 (a)(f)	650,000	300,956
IAMGOLD Corp.	4,124,100	24,449,873
Jaguar Mining, Inc. (a)	218,400	2,473,075
Kinross Gold Corp.	6,356,300	126,806,106
Kinross Gold Corp. warrants 9/7/11 (a)	600,000	1,962,758
Northgate Minerals Corp. (a)	1,057,800	3,194,162
Novagold Resources, Inc. (a)	800,000	6,683,442
Orezone Resources, Inc. Class A (a)	8,870,700	13,303,818

	Shares	Value
Peak Gold Ltd. (a)(f)	5,857,000	$ 4,775,209
Peak Gold Ltd. warrants 4/3/12 (a)(f)	2,928,500	442,149
Red Back Mining, Inc. (a)	2,220,800	17,703,811
Red Back Mining, Inc. (a)(f)	1,033,000	8,234,887
US Gold Canadian Acquisition Corp. (a)(e)	2,501,516	5,363,089
Western Goldfields, Inc. (a)	1,151,200	2,734,607
Yamana Gold, Inc.	7,093,100	109,662,824
		1,004,766,954
Precious Metals & Minerals - 3.2%
B2Gold Corp.	702,500	919,225
Etruscan Resources, Inc. (a)	966,800	1,819,744
Etruscan Resources, Inc. (a)(f)	1,549,400	2,916,334
Etruscan Resources, Inc. warrants 11/2/10 (a)(f)	774,700	226,133
Harry Winston Diamond Corp.	276,990	8,249,758
Minefinders Corp. Ltd. (a)	1,100,000	11,282,335
Pan American Silver Corp. (a)	500,000	16,575,003
Rockwell Diamonds, Inc. (a)	319,000	173,387
Shore Gold, Inc. (a)	2,760,000	9,667,640
Silver Standard Resources, Inc. (a)	591,300	17,815,872
		69,645,431
TOTAL METALS & MINING		1,099,493,207
China - 1.9%
METALS & MINING - 1.9%
Gold - 1.9%
Zijin Mining Group Co. Ltd. (H Shares)	44,068,000	41,730,740
Luxembourg - 0.4%
METALS & MINING - 0.4%
Steel - 0.4%
ArcelorMittal SA (NY Shares) Class A	83,800	8,323,854
Papua New Guinea - 4.5%
METALS & MINING - 4.5%
Gold - 4.5%
Lihir Gold Ltd. (a)(d)	35,560,881	101,287,489
Peru - 1.1%
METALS & MINING - 1.1%
Precious Metals & Minerals - 1.1%
Compania de Minas Buenaventura SA	340,000	22,372,000
Compania de Minas Buenaventura SA sponsored ADR	50,000	3,290,000
		25,662,000
South Africa - 10.6%
METALS & MINING - 10.6%
Diversified Metals & Mining - 0.2%
African Rainbow Minerals Ltd.	75,173	2,958,512
Common Stocks - continued
	Shares	Value
South Africa - continued
METALS & MINING - CONTINUED
Gold - 8.5%
AngloGold Ashanti Ltd.:
rights 6/23/08 (a)	413,217	$ 3,842,918
sponsored ADR (d)	1,677,000	58,342,830
Gold Fields Ltd. sponsored ADR	6,150,900	79,531,137
Harmony Gold Mining Co. Ltd. (a)	1,549,000	18,443,507
Harmony Gold Mining Co. Ltd. sponsored ADR (a)(d)	2,423,600	28,840,840
		189,001,232
Precious Metals & Minerals - 1.9%
Anglo Platinum Ltd.	43,058	7,497,753
Impala Platinum Holdings Ltd.	816,212	34,862,445
		42,360,198
TOTAL METALS & MINING		234,319,942
United Kingdom - 4.4%
METALS & MINING - 4.4%
Diversified Metals & Mining - 1.0%
Anglo American PLC (United Kingdom)	106,300	7,199,377
BHP Billiton PLC	397,100	15,055,819
		22,255,196
Gold - 3.0%
Randgold Resources Ltd. sponsored ADR (d)	1,547,647	65,620,233
Precious Metals & Minerals - 0.4%
Hochschild Mining PLC	1,104,058	9,026,960
TOTAL METALS & MINING		96,902,389
United States of America - 13.4%
METALS & MINING - 12.6%
Aluminum - 0.9%
Alcoa, Inc.	166,500	6,758,235
Century Aluminum Co. (a)	193,900	14,154,700
		20,912,935
Diversified Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc. Class B	196,200	22,702,302
Gold - 10.0%
Newmont Mining Corp.	4,244,698	201,750,497
Royal Gold, Inc. (d)	610,768	18,775,008
US Gold Corp. (a)	318,400	687,744
US Gold Corp. warrants 2/22/11 (a)(g)	364,200	311,595
		221,524,844

	Shares	Value
Steel - 0.7%
Nucor Corp.	83,500	$ 6,245,800
United States Steel Corp.	48,000	8,290,080
		14,535,880
TOTAL METALS & MINING		279,675,961
OIL, GAS & CONSUMABLE FUELS - 0.8%
Coal & Consumable Fuels - 0.8%
CONSOL Energy, Inc.	172,300	16,809,588
TOTAL UNITED STATES OF AMERICA		296,485,549
TOTAL COMMON STOCKS (Cost $1,709,323,674)		2,122,112,898
Commodities - 4.2%
	Troy Ounces
Gold Bullion (a) (Cost $93,563,900)	104,500	92,641,863
Money Market Funds - 12.0%
	Shares
Fidelity Cash Central Fund, 2.44% (b)	6,402,829	6,402,829
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	260,025,475	260,025,475
TOTAL MONEY MARKET FUNDS (Cost $266,428,304)		266,428,304
TOTAL INVESTMENT PORTFOLIO - 111.9% (Cost $2,069,315,878)	2,481,183,065
NET OTHER ASSETS - (11.9)%	(264,320,445)
NET ASSETS - 100%	$ 2,216,862,620
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,077,212 or 1.9% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $311,595 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
US Gold Corp. warrants 2/22/11	2/8/06	$ 179,112
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
$
Fidelity Cash Central Fund	386,720
Fidelity Securities Lending Cash Central Fund	203,452
Total	$ 590,172
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Coral Gold Resources Ltd.	$ 2,869,001	$ -	$ -	$ -	$ 1,684,729
US Gold Canadian Acquisition Corp.	8,770,114	-	-	-	5,363,089
Total	$ 11,639,115	$ -	$ -	$ -	$ 7,047,818
Consolidated Subsidiary Fidelity Select Gold Cayman Ltd.	$ 82,233,978	$ 67,227,200	$ 44,972,300	$ -	$ 92,613,277
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,481,183,065	$ 2,444,367,092	$ 29,530,221	$ 7,285,752
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	4,359,951
Cost of Purchases	2,925,801
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 7,285,752

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,117,180,705. Net unrealized appreciation aggregated $364,002,360, of which $494,829,204 related to appreciated investment securities and $130,826,844 related to depreciated investment securities.

Investment in Subsidiary

The Fund may invest in certain precious metals through its investment in Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). The Subsidiary has the ability to invest in commodities and securities, consistent with the investment objective of the fund. As of May 31, 2008, the Fund held $92,613,277 in the Subsidiary, representing 4.2% of the Fund's net assets. The Quarterly Holdings Report has been consolidated and includes the accounts of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report
for
Fidelity ® Advisor Select
Gold Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Gold Portfolio

1.851741.101

AGLD-QTLY-0708

Consolidated Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Australia - 9.1%
METALS & MINING - 9.1%
Gold - 9.1%
Andean Resources Ltd. (a)	2,455,000	$ 4,387,934
Centamin Egypt Ltd. (a)	827,000	1,089,406
Newcrest Mining Ltd.	5,489,283	167,053,550
Panaust Ltd. (a)	7,323,000	7,454,279
Sino Gold Mining Ltd. (a)(d)	3,228,231	17,464,175
Troy Resources NL (a)(f)	2,300,000	4,977,353
		202,426,697
Bermuda - 0.7%
METALS & MINING - 0.7%
Precious Metals & Minerals - 0.7%
Aquarius Platinum Ltd. (United Kingdom)	945,000	15,481,031
Canada - 49.6%
METALS & MINING - 49.6%
Diversified Metals & Mining - 1.1%
First Quantum Minerals Ltd.	141,200	11,091,342
Kimber Resources, Inc. (a)	16,100	26,577
Kimber Resources, Inc. unit (a)	3,888,000	7,285,752
Thompson Creek Metals Co., Inc. (a)	305,000	6,677,151
		25,080,822
Gold - 45.3%
Agnico-Eagle Mines Ltd.	1,729,300	122,452,194
Alamos Gold, Inc. (a)	2,638,500	17,581,147
Aquiline Resources, Inc. (a)	875,500	6,688,520
Aquiline Resources, Inc. (a)(f)	1,024,600	7,827,593
Aurelian Resources, Inc. (a)	1,908,600	9,029,109
Aurizon Mines Ltd. (a)	651,900	3,169,277
Barrick Gold Corp. (d)	4,987,819	200,968,691
Centerra Gold, Inc. (a)	657,900	5,860,508
Coral Gold Resources Ltd. (a)(e)	2,016,600	1,684,729
Detour Gold Corp. (f)	615,000	11,086,714
Eldorado Gold Corp. (a)	4,630,200	37,516,970
European Goldfields Ltd. (a)	371,000	1,867,136
Franco-Nevada Corp.	657,100	14,220,081
Goldcorp, Inc.	4,989,500	200,735,093
Golden Star Resources Ltd. (a)	4,875,769	14,624,853
Great Basin Gold Ltd. (a)	3,407,900	11,662,667
Guyana Goldfields, Inc. (a)	783,000	3,664,771
High River Gold Mines Ltd. (a)	2,126,800	3,746,251
High River Gold Mines Ltd. (a)(f)	1,300,000	2,289,884
High River Gold Mines Ltd. warrants 11/8/10 (a)(f)	650,000	300,956
IAMGOLD Corp.	4,124,100	24,449,873
Jaguar Mining, Inc. (a)	218,400	2,473,075
Kinross Gold Corp.	6,356,300	126,806,106
Kinross Gold Corp. warrants 9/7/11 (a)	600,000	1,962,758
Northgate Minerals Corp. (a)	1,057,800	3,194,162
Novagold Resources, Inc. (a)	800,000	6,683,442
Orezone Resources, Inc. Class A (a)	8,870,700	13,303,818

	Shares	Value
Peak Gold Ltd. (a)(f)	5,857,000	$ 4,775,209
Peak Gold Ltd. warrants 4/3/12 (a)(f)	2,928,500	442,149
Red Back Mining, Inc. (a)	2,220,800	17,703,811
Red Back Mining, Inc. (a)(f)	1,033,000	8,234,887
US Gold Canadian Acquisition Corp. (a)(e)	2,501,516	5,363,089
Western Goldfields, Inc. (a)	1,151,200	2,734,607
Yamana Gold, Inc.	7,093,100	109,662,824
		1,004,766,954
Precious Metals & Minerals - 3.2%
B2Gold Corp.	702,500	919,225
Etruscan Resources, Inc. (a)	966,800	1,819,744
Etruscan Resources, Inc. (a)(f)	1,549,400	2,916,334
Etruscan Resources, Inc. warrants 11/2/10 (a)(f)	774,700	226,133
Harry Winston Diamond Corp.	276,990	8,249,758
Minefinders Corp. Ltd. (a)	1,100,000	11,282,335
Pan American Silver Corp. (a)	500,000	16,575,003
Rockwell Diamonds, Inc. (a)	319,000	173,387
Shore Gold, Inc. (a)	2,760,000	9,667,640
Silver Standard Resources, Inc. (a)	591,300	17,815,872
		69,645,431
TOTAL METALS & MINING		1,099,493,207
China - 1.9%
METALS & MINING - 1.9%
Gold - 1.9%
Zijin Mining Group Co. Ltd. (H Shares)	44,068,000	41,730,740
Luxembourg - 0.4%
METALS & MINING - 0.4%
Steel - 0.4%
ArcelorMittal SA (NY Shares) Class A	83,800	8,323,854
Papua New Guinea - 4.5%
METALS & MINING - 4.5%
Gold - 4.5%
Lihir Gold Ltd. (a)(d)	35,560,881	101,287,489
Peru - 1.1%
METALS & MINING - 1.1%
Precious Metals & Minerals - 1.1%
Compania de Minas Buenaventura SA	340,000	22,372,000
Compania de Minas Buenaventura SA sponsored ADR	50,000	3,290,000
		25,662,000
South Africa - 10.6%
METALS & MINING - 10.6%
Diversified Metals & Mining - 0.2%
African Rainbow Minerals Ltd.	75,173	2,958,512
Common Stocks - continued
	Shares	Value
South Africa - continued
METALS & MINING - CONTINUED
Gold - 8.5%
AngloGold Ashanti Ltd.:
rights 6/23/08 (a)	413,217	$ 3,842,918
sponsored ADR (d)	1,677,000	58,342,830
Gold Fields Ltd. sponsored ADR	6,150,900	79,531,137
Harmony Gold Mining Co. Ltd. (a)	1,549,000	18,443,507
Harmony Gold Mining Co. Ltd. sponsored ADR (a)(d)	2,423,600	28,840,840
		189,001,232
Precious Metals & Minerals - 1.9%
Anglo Platinum Ltd.	43,058	7,497,753
Impala Platinum Holdings Ltd.	816,212	34,862,445
		42,360,198
TOTAL METALS & MINING		234,319,942
United Kingdom - 4.4%
METALS & MINING - 4.4%
Diversified Metals & Mining - 1.0%
Anglo American PLC (United Kingdom)	106,300	7,199,377
BHP Billiton PLC	397,100	15,055,819
		22,255,196
Gold - 3.0%
Randgold Resources Ltd. sponsored ADR (d)	1,547,647	65,620,233
Precious Metals & Minerals - 0.4%
Hochschild Mining PLC	1,104,058	9,026,960
TOTAL METALS & MINING		96,902,389
United States of America - 13.4%
METALS & MINING - 12.6%
Aluminum - 0.9%
Alcoa, Inc.	166,500	6,758,235
Century Aluminum Co. (a)	193,900	14,154,700
		20,912,935
Diversified Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc. Class B	196,200	22,702,302
Gold - 10.0%
Newmont Mining Corp.	4,244,698	201,750,497
Royal Gold, Inc. (d)	610,768	18,775,008
US Gold Corp. (a)	318,400	687,744
US Gold Corp. warrants 2/22/11 (a)(g)	364,200	311,595
		221,524,844

	Shares	Value
Steel - 0.7%
Nucor Corp.	83,500	$ 6,245,800
United States Steel Corp.	48,000	8,290,080
		14,535,880
TOTAL METALS & MINING		279,675,961
OIL, GAS & CONSUMABLE FUELS - 0.8%
Coal & Consumable Fuels - 0.8%
CONSOL Energy, Inc.	172,300	16,809,588
TOTAL UNITED STATES OF AMERICA		296,485,549
TOTAL COMMON STOCKS (Cost $1,709,323,674)		2,122,112,898
Commodities - 4.2%
	Troy Ounces
Gold Bullion (a) (Cost $93,563,900)	104,500	92,641,863
Money Market Funds - 12.0%
	Shares
Fidelity Cash Central Fund, 2.44% (b)	6,402,829	6,402,829
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	260,025,475	260,025,475
TOTAL MONEY MARKET FUNDS (Cost $266,428,304)		266,428,304
TOTAL INVESTMENT PORTFOLIO - 111.9% (Cost $2,069,315,878)	2,481,183,065
NET OTHER ASSETS - (11.9)%	(264,320,445)
NET ASSETS - 100%	$ 2,216,862,620
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,077,212 or 1.9% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $311,595 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
US Gold Corp. warrants 2/22/11	2/8/06	$ 179,112
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
$
Fidelity Cash Central Fund	386,720
Fidelity Securities Lending Cash Central Fund	203,452
Total	$ 590,172
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Coral Gold Resources Ltd.	$ 2,869,001	$ -	$ -	$ -	$ 1,684,729
US Gold Canadian Acquisition Corp.	8,770,114	-	-	-	5,363,089
Total	$ 11,639,115	$ -	$ -	$ -	$ 7,047,818
Consolidated Subsidiary Fidelity Select Gold Cayman Ltd.	$ 82,233,978	$ 67,227,200	$ 44,972,300	$ -	$ 92,613,277
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,481,183,065	$ 2,444,367,092	$ 29,530,221	$ 7,285,752
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	4,359,951
Cost of Purchases	2,925,801
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 7,285,752

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,117,180,705. Net unrealized appreciation aggregated $364,002,360, of which $494,829,204 related to appreciated investment securities and $130,826,844 related to depreciated investment securities.

Investment in Subsidiary

The Fund may invest in certain precious metals through its investment in Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). The Subsidiary has the ability to invest in commodities and securities, consistent with the investment objective of the fund. As of May 31, 2008, the Fund held $92,613,277 in the Subsidiary, representing 4.2% of the Fund's net assets. The Quarterly Holdings Report has been consolidated and includes the accounts of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Health Care Portfolio

May 31, 2008

1.802174.104

HEA-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
BIOTECHNOLOGY - 12.7%
Biotechnology - 12.7%
Abraxis BioScience, Inc. (a)	68,405	$ 4,442,221
Acadia Pharmaceuticals, Inc. (a)	156,100	1,373,680
Acorda Therapeutics, Inc. (a)	57,700	1,244,012
Alexion Pharmaceuticals, Inc. (a)	55,864	3,985,896
Alnylam Pharmaceuticals, Inc. (a)	244,300	7,055,384
Amgen, Inc. (a)	352,804	15,533,960
Biogen Idec, Inc. (a)	313,962	19,701,116
BioMarin Pharmaceutical, Inc. (a)	367,785	14,038,353
Celgene Corp. (a)	1,375	83,683
Cephalon, Inc. (a)	23,100	1,564,101
Cepheid, Inc. (a)	175,500	4,619,160
Cougar Biotechnology, Inc. (a)	42,207	1,140,433
CSL Ltd.	631,221	24,012,177
CytRx Corp. (a)(d)	626,180	551,038
Genentech, Inc. (a)	563,100	39,906,897
Genzyme Corp. (a)	396,632	27,153,427
Gilead Sciences, Inc. (a)	607,980	33,633,454
GTx, Inc. (a)(d)	201,800	3,031,036
Idera Pharmaceuticals, Inc. (a)(d)	28,800	432,000
ImClone Systems, Inc. (a)	66,672	2,905,566
Indevus Pharmaceuticals, Inc. (a)	185,100	831,099
Molecular Insight Pharmaceuticals, Inc. (a)(d)	225,791	1,589,569
Myriad Genetics, Inc. (a)	77,000	3,728,340
Omrix Biopharmaceuticals, Inc. (a)	46,600	847,654
ONYX Pharmaceuticals, Inc. (a)	281,100	9,934,074
Orchid Cellmark, Inc. (a)	146,078	413,401
PDL BioPharma, Inc.	431,800	4,425,950
RXi Pharmaceuticals Corp. (a)	31,235	302,355
Theravance, Inc. (a)	230,740	3,121,912
United Therapeutics Corp. (a)	11,500	1,098,365
Zymogenetics, Inc. (a)(d)	56,100	506,022
		233,206,335
CHEMICALS - 1.3%
Diversified Chemicals - 0.5%
Bayer AG sponsored ADR	99,816	8,878,633
Fertilizers & Agricultural Chemicals - 0.8%
Agrium, Inc.	29,000	2,532,501
Monsanto Co.	18,251	2,325,177
The Mosaic Co. (a)	71,730	8,989,204
		13,846,882
TOTAL CHEMICALS		22,725,515
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Hillenbrand, Inc.	57,600	1,275,840
Service Corp. International	178,700	1,912,090

	Shares	Value
Stewart Enterprises, Inc. Class A	376,106	$ 2,595,131
StoneMor Partners LP	28,800	512,640
		6,295,701
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Other Diversifed Financial Services - 0.2%
MBF Healthcare Acquisition Corp. unit	396,800	3,194,240
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
Electronic Equipment & Instruments - 0.5%
Mettler-Toledo International, Inc. (a)	92,000	9,540,400
FOOD & STAPLES RETAILING - 0.7%
Drug Retail - 0.7%
A&D Pharma Holdings NV (Reg. S) unit	40,300	282,126
China Nepstar Chain Drugstore Ltd. ADR	55,300	638,162
CVS Caremark Corp.	286,186	12,245,899
		13,166,187
FOOD PRODUCTS - 0.9%
Agricultural Products - 0.8%
Archer Daniels Midland Co.	144,451	5,734,705
Bunge Ltd.	68,961	8,231,875
		13,966,580
Packaged Foods & Meats - 0.1%
Nestle SA sponsored ADR	23,000	2,838,200
TOTAL FOOD PRODUCTS		16,804,780
HEALTH CARE EQUIPMENT & SUPPLIES - 23.0%
Health Care Equipment - 19.2%
American Medical Systems Holdings, Inc. (a)	557,500	8,423,825
ArthroCare Corp. (a)(d)	18,803	829,400
Baxter International, Inc.	996,800	60,904,480
Beckman Coulter, Inc.	36,400	2,525,796
Becton, Dickinson & Co.	336,172	28,389,725
Boston Scientific Corp. (a)	1,592,900	21,169,641
C.R. Bard, Inc.	108,206	9,868,387
China Medical Technologies, Inc. sponsored ADR (d)	44,800	1,766,464
Covidien Ltd.	977,103	48,943,089
Electro-Optical Sciences, Inc. (a)(d)	524,266	4,875,674
Electro-Optical Sciences, Inc. warrants 8/2/12 (a)(h)	50,450	298,742
Gen-Probe, Inc. (a)	69,300	3,945,942
Golden Meditech Co. Ltd.	13,436,000	5,371,714
Hill-Rom Holdings, Inc.	57,600	1,771,200
Hologic, Inc. (a)	39,700	953,991
I-Flow Corp. (a)	141,279	1,939,761
IDEXX Laboratories, Inc. (a)	76,000	3,838,000
Integra LifeSciences Holdings Corp. (a)	214,719	9,022,492
Kinetic Concepts, Inc. (a)	58,100	2,523,283
Masimo Corp.	57,400	1,983,744
Medtronic, Inc.	802,811	40,678,433
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Mentor Corp.	34,600	$ 1,090,246
Meridian Bioscience, Inc.	54,800	1,607,284
Mindray Medical International Ltd. sponsored ADR	168,800	7,072,720
Mingyuan Medicare Development Co. Ltd.	8,250,000	1,310,883
Natus Medical, Inc. (a)	2,900	62,524
Orthofix International NV (a)	85,325	2,776,476
Quidel Corp. (a)	60,632	1,034,988
Smith & Nephew PLC	540,200	5,804,047
Smith & Nephew PLC sponsored ADR	240,100	12,929,385
St. Jude Medical, Inc. (a)	495,100	20,175,325
Stryker Corp.	448,739	28,966,102
Syneron Medical Ltd. (a)	546,610	8,871,480
ThermoGenesis Corp. (a)	376,000	552,720
		352,277,963
Health Care Supplies - 3.8%
Alcon, Inc.	43,369	6,808,933
Align Technology, Inc. (a)	115,100	1,515,867
Haemonetics Corp. (a)	17,300	975,028
InfuSystems Holdings, Inc. (a)(e)	1,424,500	4,273,500
InfuSystems Holdings, Inc. warrants 4/11/11 (a)	262,700	78,810
Inverness Medical Innovations, Inc. (a)	1,407,723	51,466,353
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,204,000	3,615,013
		68,733,504
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		421,011,467
HEALTH CARE PROVIDERS & SERVICES - 17.1%
Health Care Distributors & Services - 3.8%
Celesio AG	2,900	122,714
McKesson Corp.	775,200	44,690,280
Profarma Distribuidora de Produtos Farmaceuticos SA	1,489,300	24,493,560
		69,306,554
Health Care Facilities - 1.7%
Apollo Hospitals Enterprise Ltd.	333,733	3,878,380
Emeritus Corp. (a)	304,169	6,457,508
Health Management Associates, Inc. Class A (a)	963,200	7,474,432
LifePoint Hospitals, Inc. (a)	55,232	1,766,872
Sun Healthcare Group, Inc. (a)	465,665	6,686,949
Universal Health Services, Inc. Class B	64,900	4,218,500
		30,482,641
Health Care Services - 5.4%
Apria Healthcare Group, Inc. (a)	333,772	5,624,058
athenahealth, Inc.	1,600	50,672
CardioNet, Inc.	28,800	737,856
Diagnosticos da America SA	891,100	23,388,293

	Shares	Value
Emergency Medical Services Corp. Class A (a)	100	$ 2,331
Express Scripts, Inc. (a)	410,251	29,583,200
Genoptix, Inc.	59,100	1,602,201
Health Grades, Inc. (a)	1,124,047	6,339,625
Laboratory Corp. of America Holdings (a)	48,200	3,556,678
Medco Health Solutions, Inc. (a)	347,638	16,843,061
Nighthawk Radiology Holdings, Inc. (a)	1,240,902	9,468,082
Rural/Metro Corp. (a)	394,049	1,036,349
Virtual Radiologic Corp.	13,800	140,760
		98,373,166
Managed Health Care - 6.2%
Aetna, Inc.	41,000	1,933,560
Health Net, Inc. (a)	31,600	979,600
Humana, Inc. (a)	329,936	16,843,233
Medial Saude SA	1,222,800	13,878,197
Molina Healthcare, Inc. (a)(d)	57,800	1,743,248
UnitedHealth Group, Inc.	1,012,078	34,623,188
Universal American Financial Corp. (a)	1,097,611	12,677,407
Wellcare Health Plans, Inc. (a)	64,600	3,564,628
WellPoint, Inc. (a)	509,500	28,440,290
		114,683,351
TOTAL HEALTH CARE PROVIDERS & SERVICES		312,845,712
HEALTH CARE TECHNOLOGY - 0.8%
Health Care Technology - 0.8%
Eclipsys Corp. (a)	342,954	6,996,262
HLTH Corp. (a)	609,250	7,268,353
MedAssets, Inc.	31,500	562,590
Phase Forward, Inc. (a)	28,800	499,392
		15,326,597
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
WebMD Health Corp. Class A (a)(d)	81,989	2,462,130
IT SERVICES - 0.1%
IT Consulting & Other Services - 0.1%
Perot Systems Corp. Class A (a)	129,800	2,144,296
LIFE SCIENCES TOOLS & SERVICES - 11.0%
Life Sciences Tools & Services - 11.0%
AMAG Pharmaceuticals, Inc. (d)	177,542	7,101,680
Applera Corp. - Applied Biosystems Group	853,131	29,654,834
Bio-Rad Laboratories, Inc. Class A (a)	20,700	1,852,236
Bruker BioSciences Corp. (a)	169,398	1,971,793
Charles River Laboratories International, Inc. (a)	70,700	4,544,596
Covance, Inc. (a)	43,100	3,533,338
Dishman Pharmaceuticals and Chemicals Ltd.	235,907	1,822,180
Exelixis, Inc. (a)	239,621	1,514,405
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Life Sciences Tools & Services - continued
Harvard Bioscience, Inc. (a)	134,728	$ 646,694
Illumina, Inc. (a)	139,388	10,939,170
Invitrogen Corp. (a)	64,128	2,947,323
Lonza Group AG	82,341	11,407,503
MonoGen, Inc. (a)	500	453
PAREXEL International Corp. (a)	46,000	1,131,140
PerkinElmer, Inc.	562,654	15,911,855
Pharmaceutical Product Development, Inc.	119,500	5,283,095
QIAGEN NV (a)	618,800	12,320,308
Techne Corp. (a)	31,765	2,493,553
Thermo Fisher Scientific, Inc. (a)	1,132,816	66,858,800
Waters Corp. (a)	273,608	16,832,364
Wuxi Pharmatech Cayman, Inc. sponsored ADR (d)	146,000	2,985,700
		201,753,020
MACHINERY - 0.7%
Industrial Machinery - 0.7%
Pall Corp.	325,200	13,271,412
PERSONAL PRODUCTS - 0.1%
Personal Products - 0.1%
Nutraceutical International Corp. (a)	57,080	755,168
PHARMACEUTICALS - 27.0%
Pharmaceuticals - 27.0%
Abbott Laboratories	1,767,817	99,616,488
Alembic Ltd.	57,715	76,456
Allergan, Inc.	1,123,546	64,738,721
Alpharma, Inc. Class A (a)	79,200	1,995,048
Bristol-Myers Squibb Co. (d)	998,000	22,744,420
China Shineway Pharmaceutical Group Ltd.	3,742,000	2,781,122
Eczacibasi ILAC Sanayi TAS	250,000	791,762
Elan Corp. PLC sponsored ADR (a)	20,800	520,832
Merck & Co., Inc.	3,120,252	121,565,016
Nexmed, Inc. (a)	2,236,374	2,929,650
Novo Nordisk AS Series B sponsored ADR	174,800	11,414,440
Pfizer, Inc.	565,863	10,955,108
Piramal Healthcare Ltd.	115,095	980,601
Schering-Plough Corp.	594,400	12,125,760
Shire PLC sponsored ADR	341,000	17,581,960
Simcere Pharmaceutical Group sponsored ADR	86,600	1,333,640
Sirtris Pharmaceuticals, Inc.	64,220	1,443,666
Teva Pharmaceutical Industries Ltd. sponsored ADR	497,200	22,736,956
ULURU, Inc. (a)	77,500	98,425

	Shares	Value
Wyeth	2,150,648	$ 95,639,317
XenoPort, Inc. (a)	57,337	2,481,545
		494,550,933
SOFTWARE - 0.1%
Application Software - 0.1%
Nuance Communications, Inc. (a)	111,900	2,206,668
TOTAL COMMON STOCKS (Cost $1,585,803,064)		1,771,260,561
Nonconvertible Bonds - 0.3%
	Principal Amount
HEALTH CARE PROVIDERS & SERVICES - 0.3%
Health Care Services - 0.3%
DASA Finance Corp. 8.75% 5/29/18 (f)(g) (Cost $5,887,229)	$ 5,810,000	5,926,200
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 2.44% (b)	52,423,516	52,423,516
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	9,967,467	9,967,467
TOTAL MONEY MARKET FUNDS (Cost $62,390,983)		62,390,983
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.12%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Treasury Obligations) # (Cost $4,688,000)	$ 4,688,829	4,688,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,658,769,276)	1,844,265,744
NET OTHER ASSETS - (0.7)%	(13,233,234)
NET ASSETS - 100%	$ 1,831,032,510
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 5,926,200 or 0.3% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $298,742 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 8/2/12	8/1/07	$ 50
Repurchase Agreement / Counterparty	Value
$4,688,000 due 6/02/08 at 2.12%
Banc of America Securities LLC	$ 736,021
Barclays Capital, Inc.	1,181,520
Credit Suisse Securities (USA) LLC	1,018,551
Merrill Lynch Government Securities, Inc.	1,751,908
$ 4,688,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 415,722
Fidelity Securities Lending Cash Central Fund	78,207
Total	$ 493,929
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
InfuSystems Holdings, Inc.	$ 5,014,240	$ -	$ -	$ -	$ 4,273,500
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,844,265,744	$ 1,827,548,755	$ 16,716,989	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,664,147,805. Net unrealized appreciation aggregated $180,117,939, of which $273,625,583 related to appreciated investment securities and $93,507,644 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Home Finance Portfolio

May 31, 2008

1.802175.104

SAV-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CAPITAL MARKETS - 3.7%
Asset Management & Custody Banks - 2.5%
EFG International	30,790	$ 1,153,554
State Street Corp.	32,452	2,337,193
		3,490,747
Investment Banking & Brokerage - 1.2%
Lehman Brothers Holdings, Inc.	48,200	1,774,242
TOTAL CAPITAL MARKETS		5,264,989
COMMERCIAL BANKS - 7.3%
Diversified Banks - 4.5%
HDFC Bank Ltd. sponsored ADR (d)	9,600	957,600
ICICI Bank Ltd. sponsored ADR	15,400	581,042
Wells Fargo & Co.	173,200	4,775,124
		6,313,766
Regional Banks - 2.8%
Center Financial Corp., California	16,788	157,136
Colonial Bancgroup, Inc.	12,300	75,399
EuroBancshares, Inc. (a)	31,908	177,408
National City Corp.	19,798	115,620
PNC Financial Services Group, Inc.	14,900	957,325
Prosperity Bancshares, Inc. (d)	26,700	852,798
Sterling Financial Corp., Washington	89,600	795,648
Webster Financial Corp.	35,100	911,547
		4,042,881
TOTAL COMMERCIAL BANKS		10,356,647
CONSUMER FINANCE - 2.4%
Consumer Finance - 2.4%
American Express Co.	13,800	639,630
Capital One Financial Corp. (d)	56,902	2,738,124
		3,377,754
DIVERSIFIED FINANCIAL SERVICES - 2.9%
Other Diversifed Financial Services - 2.8%
Bank of America Corp.	49,900	1,697,099
Citigroup, Inc.	44,000	963,160
JPMorgan Chase & Co.	31,600	1,358,800
		4,019,059
Specialized Finance - 0.1%
CIT Group, Inc.	6,600	66,000
TOTAL DIVERSIFIED FINANCIAL SERVICES		4,085,059
INSURANCE - 3.3%
Property & Casualty Insurance - 3.3%
AMBAC Financial Group, Inc.	7,500	23,475

	Shares	Value
Argo Group International Holdings, Ltd. (a)	36,640	$ 1,413,938
Fidelity National Financial, Inc. Class A	68,800	1,176,480
The First American Corp.	59,900	2,010,843
		4,624,736
Reinsurance - 0.0%
RenaissanceRe Holdings Ltd.	1,003	52,316
TOTAL INSURANCE		4,677,052
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
Move, Inc. (a)	64,990	195,620
IT SERVICES - 0.9%
Data Processing & Outsourced Services - 0.9%
Fidelity National Information Services, Inc.	19,832	798,833
Visa, Inc.	5,900	509,524
		1,308,357
REAL ESTATE INVESTMENT TRUSTS - 12.4%
Mortgage REITs - 12.4%
Annaly Capital Management, Inc.	387,000	6,892,470
Chimera Investment Corp. (d)	507,300	7,031,178
MFA Mortgage Investments, Inc.	507,445	3,689,125
		17,612,773
THRIFTS & MORTGAGE FINANCE - 63.5%
Thrifts & Mortgage Finance - 63.5%
Astoria Financial Corp.	230,100	5,490,186
Bank Mutual Corp.	150,200	1,665,718
BankUnited Financial Corp. Class A (d)	97,400	306,810
Beverly Hills Bancorp, Inc.	50,000	125,000
Brookline Bancorp, Inc., Delaware	62,300	626,115
Countrywide Financial Corp. (d)	1,023,800	5,385,188
Dime Community Bancshares, Inc.	30,500	554,490
Downey Financial Corp. (d)	9,400	63,168
Fannie Mae	564,900	15,263,598
First Niagara Financial Group, Inc.	99,000	1,402,830
FirstFed Financial Corp. (a)(d)	86,500	1,275,010
Flagstar Bancorp, Inc. (d)	70,900	336,775
Freddie Mac (d)	702,600	17,860,093
Hudson City Bancorp, Inc.	381,700	6,794,260
IndyMac Bancorp, Inc. (d)	465,800	880,362
MGIC Investment Corp. (d)	109,900	1,320,998
New York Community Bancorp, Inc. (d)	302,337	6,203,955
NewAlliance Bancshares, Inc. (d)	114,300	1,531,620
People's United Financial, Inc.	412,580	6,819,947
PFF Bancorp, Inc.	22,800	28,044
Provident Financial Services, Inc.	60,200	946,946
Radian Group, Inc. (d)	159,300	912,789
Sovereign Bancorp, Inc. (d)	372,443	3,404,129
The PMI Group, Inc.	96,057	572,500
Triad Guaranty, Inc. (a)(d)	21,600	47,736
Common Stocks - continued
	Shares	Value
THRIFTS & MORTGAGE FINANCE - CONTINUED
Thrifts & Mortgage Finance - continued
Trustco Bank Corp., New York (d)	76,800	$ 672,768
Washington Federal, Inc.	183,612	4,111,073
Washington Mutual, Inc. (d)	519,400	4,684,988
Westfield Financial, Inc.	58,500	574,470
		89,861,566
TOTAL COMMON STOCKS (Cost $192,380,620)		136,739,817
Convertible Preferred Stocks - 1.5%

COMMERCIAL BANKS - 0.9%
Regional Banks - 0.9%
National City Corp.	11	1,284,800
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Specialized Finance - 0.0%
CIT Group, Inc. Series C, 8.75%	1,200	64,332
THRIFTS & MORTGAGE FINANCE - 0.6%
Thrifts & Mortgage Finance - 0.6%
Washington Mutual, Inc.	8	824,686
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,960,000)		2,173,818
Money Market Funds - 24.0%
	Shares	Value
Fidelity Cash Central Fund, 2.44% (b)	1,320,922	$ 1,320,922
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	32,681,925	32,681,925
TOTAL MONEY MARKET FUNDS (Cost $34,002,847)		34,002,847
TOTAL INVESTMENT PORTFOLIO - 122.1% (Cost $228,343,467)	172,916,482
NET OTHER ASSETS - (22.1)%	(31,307,910)
NET ASSETS - 100%	$ 141,608,572
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 39,020
Fidelity Securities Lending Cash Central Fund	197,056
Total	$ 236,076
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 172,916,482	$ 170,742,664	$ 2,173,818	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $230,740,729. Net unrealized depreciation aggregated $57,824,247, of which $18,102,400 related to appreciated investment securities and $75,926,647 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Industrial Equipment Portfolio

May 31, 2008

1.802176.104

INE-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
AEROSPACE & DEFENSE - 27.4%
Aerospace & Defense - 27.4%
Honeywell International, Inc.	239,100	$ 14,255,142
Lockheed Martin Corp.	78,000	8,536,320
Precision Castparts Corp.	26,800	3,237,440
Raytheon Co.	96,300	6,149,718
Rockwell Collins, Inc.	35,000	2,147,950
Spirit AeroSystems Holdings, Inc. Class A (a)	42,900	1,279,707
The Boeing Co.	23,900	1,978,203
United Technologies Corp.	169,500	12,041,280
		49,625,760
AUTO COMPONENTS - 2.8%
Auto Parts & Equipment - 2.8%
Johnson Controls, Inc.	149,900	5,105,594
BUILDING PRODUCTS - 2.0%
Building Products - 2.0%
Masco Corp.	192,900	3,576,366
COMMERCIAL SERVICES & SUPPLIES - 1.0%
Environmental & Facility Services - 1.0%
Team, Inc. (a)	59,100	1,893,564
CONSTRUCTION & ENGINEERING - 1.5%
Construction & Engineering - 1.5%
Fluor Corp.	14,802	2,761,313
ELECTRICAL EQUIPMENT - 8.8%
Electrical Components & Equipment - 5.2%
AMETEK, Inc.	49,950	2,562,435
First Solar, Inc. (a)	7,900	2,113,566
Roper Industries, Inc.	39,400	2,562,576
Saft Groupe SA	46,900	2,212,947
		9,451,524
Heavy Electrical Equipment - 3.6%
ABB Ltd. sponsored ADR	57,400	1,864,352
Alstom SA	7,600	1,915,733
Vestas Wind Systems AS (a)	19,900	2,739,275
		6,519,360
TOTAL ELECTRICAL EQUIPMENT		15,970,884
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.1%
Electronic Equipment & Instruments - 2.1%
Itron, Inc. (a)	19,900	1,941,842
Rotork PLC	82,400	1,852,617
		3,794,459
ENERGY EQUIPMENT & SERVICES - 1.0%
Oil & Gas Equipment & Services - 1.0%
National Oilwell Varco, Inc. (a)	22,100	1,841,372

	Shares	Value
INDUSTRIAL CONGLOMERATES - 13.8%
Industrial Conglomerates - 13.8%
General Electric Co.	527,850	$ 16,215,552
Siemens AG sponsored ADR	29,800	3,390,942
Tyco International Ltd.	121,600	5,495,104
		25,101,598
MACHINERY - 37.4%
Construction & Farm Machinery & Heavy Trucks - 13.2%
AGCO Corp. (a)	30,200	1,824,986
Bucyrus International, Inc. Class A	37,400	2,647,172
Caterpillar, Inc.	123,000	10,164,720
Cummins, Inc.	58,200	4,098,444
Deere & Co.	20,900	1,700,006
Navistar International Corp. (a)	19,400	1,473,430
Oshkosh Co. (d)	52,600	2,125,566
		24,034,324
Industrial Machinery - 24.2%
Colfax Corp.	10,300	255,337
Danaher Corp.	77,400	6,051,132
Donaldson Co., Inc.	49,400	2,543,112
Eaton Corp.	70,100	6,777,268
Flowserve Corp.	21,500	2,978,180
Illinois Tool Works, Inc.	126,800	6,809,160
Ingersoll-Rand Co. Ltd. Class A	112,600	4,958,904
ITT Corp.	30,400	2,006,400
SPX Corp.	20,500	2,724,040
Sulzer AG (Reg.)	33,448	4,495,889
The Weir Group PLC	105,900	1,892,191
Valmont Industries, Inc.	20,300	2,331,252
		43,822,865
TOTAL MACHINERY		67,857,189
TOTAL COMMON STOCKS (Cost $162,934,559)		177,528,099
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 2.44% (b)	3,728,351	3,728,351
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	2,133,100	2,133,100
TOTAL MONEY MARKET FUNDS (Cost $5,861,451)		5,861,451
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $168,796,010)	183,389,550
NET OTHER ASSETS - (1.0)%	(1,902,415)
NET ASSETS - 100%	$ 181,487,135
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,238
Fidelity Securities Lending Cash Central Fund	13,973
Total	$ 48,211
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 183,389,550	$ 183,389,550	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $169,579,459. Net unrealized appreciation aggregated $13,810,091, of which $20,110,201 related to appreciated investment securities and $6,300,110 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Industrials Portfolio

May 31, 2008

1.802164.104

CYC-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
AEROSPACE & DEFENSE - 15.1%
Aerospace & Defense - 15.1%
Honeywell International, Inc.	114,300	$ 6,814,566
Lockheed Martin Corp.	48,900	5,351,616
Northrop Grumman Corp.	15,930	1,202,078
The Boeing Co.	28,399	2,350,585
United Technologies Corp.	122,601	8,709,575
		24,428,420
AIR FREIGHT & LOGISTICS - 5.9%
Air Freight & Logistics - 5.9%
FedEx Corp.	41,500	3,805,965
United Parcel Service, Inc. Class B	81,100	5,759,722
		9,565,687
AUTO COMPONENTS - 2.9%
Auto Parts & Equipment - 2.9%
Johnson Controls, Inc.	95,900	3,266,354
WABCO Holdings, Inc.	25,700	1,343,082
		4,609,436
AUTOMOBILES - 0.5%
Automobile Manufacturers - 0.5%
Fiat SpA	38,700	862,445
BUILDING PRODUCTS - 2.0%
Building Products - 2.0%
Lennox International, Inc.	5,000	161,100
Masco Corp.	122,310	2,267,627
Owens Corning (a)	32,700	844,641
		3,273,368
CHEMICALS - 2.3%
Specialty Chemicals - 2.3%
Albemarle Corp.	33,550	1,491,969
Nalco Holding Co.	63,200	1,537,024
W.R. Grace & Co. (a)	27,200	736,576
		3,765,569
COMMERCIAL SERVICES & SUPPLIES - 8.0%
Diversified Commercial & Professional Services - 2.9%
Corrections Corp. of America (a)	40,200	1,036,356
Equifax, Inc.	33,400	1,274,544
The Brink's Co.	31,864	2,309,503
		4,620,403
Environmental & Facility Services - 4.1%
Allied Waste Industries, Inc. (a)	194,700	2,622,609
Fuel Tech, Inc. (a)(d)	48,796	1,241,370
Waste Management, Inc.	74,500	2,825,785
		6,689,764
Human Resource & Employment Services - 0.5%
Manpower, Inc.	11,984	754,992

	Shares	Value
Office Services & Supplies - 0.5%
Avery Dennison Corp.	16,800	$ 866,544
TOTAL COMMERCIAL SERVICES & SUPPLIES		12,931,703
CONSTRUCTION & ENGINEERING - 1.8%
Construction & Engineering - 1.8%
Chicago Bridge & Iron Co. NV (NY Shares)	27,000	1,233,900
Shaw Group, Inc. (a)	26,100	1,592,100
		2,826,000
ELECTRICAL EQUIPMENT - 10.9%
Electrical Components & Equipment - 6.9%
AMETEK, Inc.	17,450	895,185
Cooper Industries Ltd. Class A	56,000	2,611,280
Emerson Electric Co.	41,000	2,385,380
First Solar, Inc. (a)	6,100	1,631,994
Nexans SA	10,100	1,377,835
Saft Groupe SA	5,900	278,388
Sunpower Corp. Class A (a)(d)	14,600	1,195,740
Zumtobel AG	25,004	780,697
		11,156,499
Heavy Electrical Equipment - 4.0%
ABB Ltd. sponsored ADR	31,000	1,006,880
Alstom SA	7,200	1,814,905
China High Speed Transmission Equipment Group Co. Ltd.	220,000	386,217
Suzlon Energy Ltd. (a)	129,016	848,886
Vestas Wind Systems AS (a)	16,900	2,326,319
		6,383,207
TOTAL ELECTRICAL EQUIPMENT		17,539,706
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%
Electronic Equipment & Instruments - 1.1%
Itron, Inc. (a)	17,400	1,697,892
INDUSTRIAL CONGLOMERATES - 11.0%
Industrial Conglomerates - 11.0%
General Electric Co.	348,301	10,699,808
Siemens AG sponsored ADR	30,800	3,504,732
Tyco International Ltd.	79,636	3,598,751
		17,803,291
MACHINERY - 22.5%
Construction & Farm Machinery & Heavy Trucks - 8.7%
Caterpillar, Inc. (d)	71,100	5,875,704
Cummins, Inc.	52,200	3,675,924
Navistar International Corp. (a)	11,700	888,615
Oshkosh Co. (d)	44,000	1,778,040
Terex Corp. (a)	26,400	1,883,640
		14,101,923
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - 13.8%
Danaher Corp.	62,300	$ 4,870,614
Eaton Corp.	21,600	2,088,288
Flowserve Corp.	10,000	1,385,200
Illinois Tool Works, Inc.	59,400	3,189,780
Ingersoll-Rand Co. Ltd. Class A	58,900	2,593,956
Invensys PLC (a)	115,700	738,565
ITT Corp.	22,100	1,458,600
Pall Corp.	30,900	1,261,029
SPX Corp.	10,198	1,355,110
Sulzer AG (Reg.)	20,108	2,702,802
Valmont Industries, Inc.	4,700	539,748
		22,183,692
TOTAL MACHINERY		36,285,615
MARINE - 0.3%
Marine - 0.3%
Safe Bulkers, Inc.	21,000	396,900
ROAD & RAIL - 10.0%
Railroads - 6.4%
Norfolk Southern Corp.	78,100	5,262,378
Union Pacific Corp.	61,800	5,086,758
		10,349,136
Trucking - 3.6%
Con-way, Inc.	28,700	1,400,847
J.B. Hunt Transport Services, Inc.	12,000	418,080
Knight Transportation, Inc.	51,600	942,216
Landstar System, Inc.	20,418	1,137,691
Old Dominion Freight Lines, Inc. (a)	46,346	1,398,722
YRC Worldwide, Inc. (a)	28,300	494,118
		5,791,674
TOTAL ROAD & RAIL		16,140,810

	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 0.8%
Trading Companies & Distributors - 0.8%
Rush Enterprises, Inc. Class A (a)	79,374	$ 1,284,271
TOTAL COMMON STOCKS (Cost $139,636,300)		153,411,113
Nonconvertible Bonds - 0.0%
	Principal Amount
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $19,365)	$ 670,000	26,800
Money Market Funds - 9.2%
	Shares
Fidelity Cash Central Fund, 2.44% (b)	7,043,463	7,043,463
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	7,705,525	7,705,525
TOTAL MONEY MARKET FUNDS (Cost $14,748,988)		14,748,988
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $154,404,653)	168,186,901
NET OTHER ASSETS - (4.3)%	(6,874,940)
NET ASSETS - 100%	$ 161,311,961
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,201
Fidelity Securities Lending Cash Central Fund	51,397
Total	$ 79,598
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 168,186,901	$ 168,160,101	$ 26,800	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $155,525,889. Net unrealized appreciation aggregated $12,661,012, of which $18,608,545 related to appreciated investment securities and $5,947,533 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Insurance Portfolio

May 31, 2008

1.802178.104

PRC-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
INSURANCE - 99.8%
Insurance Brokers - 6.8%
Aon Corp.	74,100	$ 3,496,779
Brown & Brown, Inc.	63,500	1,236,345
Marsh & McLennan Companies, Inc.	65,000	1,769,950
National Financial Partners Corp. (d)	12,100	295,482
Willis Group Holdings Ltd.	50,100	1,795,083
		8,593,639
Life & Health Insurance - 18.8%
AFLAC, Inc.	88,100	5,914,153
Delphi Financial Group, Inc. Class A	9,200	265,788
Lincoln National Corp.	57,030	3,145,775
MetLife, Inc. (d)	85,500	5,132,565
Phoenix Companies, Inc.	23,000	232,990
Principal Financial Group, Inc.	82,900	4,466,652
Prudential Financial, Inc.	64,100	4,788,270
		23,946,193
Multi-Line Insurance - 32.0%
American International Group, Inc. (d)	678,800	24,436,799
Assurant, Inc.	22,200	1,510,266
Genworth Financial, Inc. Class A (non-vtg.)	120,700	2,667,470
Hartford Financial Services Group, Inc.	87,800	6,239,946
HCC Insurance Holdings, Inc.	25,100	598,886
Loews Corp.	104,900	5,199,893
		40,653,260
Property & Casualty Insurance - 34.1%
ACE Ltd.	117,749	7,073,182
Admiral Group PLC	84,000	1,450,970
Allstate Corp.	63,400	3,229,596
AMBAC Financial Group, Inc. (d)	134,350	420,516
American Safety Insurance Group Ltd. (a)	84,970	1,385,011
Argo Group International Holdings, Ltd. (a)	46,268	1,785,482
Aspen Insurance Holdings Ltd.	5,100	130,356
Assured Guaranty Ltd.	40,700	940,170
Axis Capital Holdings Ltd.	51,800	1,815,590
Berkshire Hathaway, Inc.:
Class A (a)	64	8,617,600
Class B (a)	730	3,283,540
Infinity Property & Casualty Corp.	22,000	887,040
MBIA, Inc. (d)	49,400	343,824
Mercury General Corp.	20,000	1,017,200
Old Republic International Corp.	48,200	725,410
Selective Insurance Group, Inc.	11,500	251,620
The Chubb Corp.	58,558	3,148,078
The Travelers Companies, Inc.	56,900	2,834,189

	Shares	Value
United America Indemnity Ltd. Class A (a)	97,991	$ 1,427,729
XL Capital Ltd. Class A	75,300	2,628,723
		43,395,826
Reinsurance - 8.1%
Endurance Specialty Holdings Ltd.	12,600	424,116
Everest Re Group Ltd.	32,900	2,885,988
IPC Holdings Ltd.	38,000	1,079,200
Maiden Holdings Ltd. (e)	9,200	69,644
Max Capital Group Ltd.	9,200	221,904
Montpelier Re Holdings Ltd.	22,800	382,356
OdysseyRe Holdings Corp.	6,000	225,240
PartnerRe Ltd. (d)	22,200	1,635,918
Platinum Underwriters Holdings Ltd.	32,125	1,139,474
RenaissanceRe Holdings Ltd.	31,195	1,627,131
Validus Holdings Ltd.	31,200	652,704
		10,343,675
TOTAL COMMON STOCKS (Cost $122,663,337)		126,932,593
Money Market Funds - 17.6%

Fidelity Cash Central Fund, 2.44% (b)	240,157	240,157
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	22,098,000	22,098,000
TOTAL MONEY MARKET FUNDS (Cost $22,338,157)		22,338,157
TOTAL INVESTMENT PORTFOLIO - 117.4% (Cost $145,001,494)	149,270,750
NET OTHER ASSETS - (17.4)%	(22,069,985)
NET ASSETS - 100%	$ 127,200,765
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,644 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,064
Fidelity Securities Lending Cash Central Fund	48,287
Total	$ 51,351
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 149,270,750	$ 149,270,750	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $146,319,660. Net unrealized appreciation aggregated $2,951,090, of which $23,168,042 related to appreciated investment securities and $20,216,952 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select IT Services Portfolio

May 31, 2008

1.802158.104

BSO-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Diversified Commercial & Professional Services - 0.8%
IHS, Inc. Class A (a)	9,800	$ 583,688
COMMUNICATIONS EQUIPMENT - 1.0%
Communications Equipment - 1.0%
Nice Systems Ltd. sponsored ADR (a)	20,800	728,000
COMPUTERS & PERIPHERALS - 0.7%
Computer Hardware - 0.7%
NCR Corp. (a)	18,100	478,926
DIVERSIFIED FINANCIAL SERVICES - 1.5%
Specialized Finance - 1.5%
MSCI, Inc. Class A	30,600	1,087,830
IT SERVICES - 87.3%
Data Processing & Outsourced Services - 60.4%
Affiliated Computer Services, Inc. Class A (a)	62,400	3,382,080
Alliance Data Systems Corp. (a)	39,800	2,389,592
Automatic Data Processing, Inc.	68,400	2,944,620
CyberSource Corp. (a)	38,601	749,245
Fiserv, Inc. (a)	54,800	2,869,328
Global Payments, Inc.	22,600	1,067,172
MasterCard, Inc. Class A (d)	20,315	6,270,225
Online Resources Corp. (a)	45,500	441,350
Paychex, Inc. (d)	78,087	2,697,906
The Western Union Co.	304,800	7,205,472
TNS, Inc.	29,300	733,379
VeriFone Holdings, Inc. (a)(d)	49,000	719,320
Visa, Inc. (d)	128,612	11,106,933
Wright Express Corp. (a)	25,600	818,688
		43,395,310
IT Consulting & Other Services - 26.9%
Accenture Ltd. Class A	220,900	9,017,138
CACI International, Inc. Class A (a)	27,400	1,396,578
Cognizant Technology Solutions Corp. Class A (a)	101,116	3,567,372
Perot Systems Corp. Class A (a)	121,700	2,010,484
Sapient Corp. (a)	156,100	1,030,260
Satyam Computer Services Ltd. sponsored ADR	51,600	1,501,560
Unisys Corp. (a)	160,600	812,636
		19,336,028
TOTAL IT SERVICES		62,731,338

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
Semiconductors - 1.6%
Skyworks Solutions, Inc. (a)	112,900	$ 1,166,257
SOFTWARE - 6.6%
Application Software - 5.0%
Informatica Corp. (a)	38,500	693,000
Jack Henry & Associates, Inc.	42,800	1,018,640
Longtop Financial Technologies Ltd. ADR (d)	25,100	484,681
Nuance Communications, Inc. (a)	22,600	445,672
Quest Software, Inc. (a)	56,800	966,168
		3,608,161
Systems Software - 1.6%
CommVault Systems, Inc. (a)	65,300	1,143,403
TOTAL SOFTWARE		4,751,564
TOTAL COMMON STOCKS (Cost $63,042,428)		71,527,603
Money Market Funds - 24.0%

Fidelity Cash Central Fund, 2.44% (b)	1,190,773	1,190,773
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	16,075,940	16,075,940
TOTAL MONEY MARKET FUNDS (Cost $17,266,713)		17,266,713
TOTAL INVESTMENT PORTFOLIO - 123.5% (Cost $80,309,141)	88,794,316
NET OTHER ASSETS - (23.5)%	(16,902,854)
NET ASSETS - 100%	$ 71,891,462
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,166
Fidelity Securities Lending Cash Central Fund	7,656
Total	$ 14,822
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 88,794,316	$ 88,794,316	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $81,065,615. Net unrealized appreciation aggregated $7,728,701, of which $9,294,825 related to appreciated investment securities and $1,566,124 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Leisure Portfolio

May 31, 2008

1.802179.104

LEI-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
BEVERAGES - 1.0%
Distillers & Vintners - 1.0%
Diageo PLC sponsored ADR	12,600	$ 990,612
Pernod Ricard SA	8,800	999,382
		1,989,994
DIVERSIFIED CONSUMER SERVICES - 12.9%
Education Services - 7.1%
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	115,000	5,495,850
Capella Education Co. (a)	11,300	733,483
Career Education Corp. (a)(d)	69,200	1,265,668
Corinthian Colleges, Inc. (a)	8,400	107,520
DeVry, Inc.	47,300	2,698,465
ITT Educational Services, Inc. (a)	28,000	2,033,640
Strayer Education, Inc.	10,100	2,018,990
Universal Technical Institute, Inc. (a)(d)	1,600	20,672
		14,374,288
Specialized Consumer Services - 5.8%
Coinstar, Inc. (a)	14,200	541,020
H&R Block, Inc.	248,300	5,795,322
Jackson Hewitt Tax Service, Inc. (d)	5,000	70,100
Matthews International Corp. Class A	23,200	1,104,552
Regis Corp.	33,900	1,028,526
Sotheby's Class A (ltd. vtg.) (d)	43,600	1,169,352
Steiner Leisure Ltd. (a)	11,500	444,590
Stewart Enterprises, Inc. Class A	68,500	472,650
Weight Watchers International, Inc.	23,200	969,992
		11,596,104
TOTAL DIVERSIFIED CONSUMER SERVICES		25,970,392
FOOD & STAPLES RETAILING - 2.3%
Food Distributors - 2.3%
Sysco Corp.	153,800	4,746,268
HOTELS, RESTAURANTS & LEISURE - 80.0%
Casinos & Gaming - 15.3%
Bally Technologies, Inc. (a)	51,000	2,295,510
International Game Technology	244,000	8,701,040
Las Vegas Sands Corp. (a)	84,900	5,895,456
MGM Mirage, Inc. (a)	73,747	3,629,090
Penn National Gaming, Inc. (a)	29,400	1,364,748
Pinnacle Entertainment, Inc. (a)(d)	78,000	1,081,860
Scientific Games Corp. Class A (a)(d)	54,400	1,758,752
WMS Industries, Inc. (a)	32,800	1,214,912
Wynn Resorts Ltd. (d)	48,400	4,841,452
		30,782,820

	Shares	Value
Hotels, Resorts & Cruise Lines - 18.5%
Carnival Corp. unit	311,700	$ 12,486,702
Choice Hotels International, Inc.	10,600	367,290
Gaylord Entertainment Co. (a)(d)	14,100	400,581
Marriott International, Inc. Class A	211,100	6,947,301
Morgans Hotel Group Co. (a)	37,500	482,625
Orient Express Hotels Ltd. Class A	39,300	1,848,672
Royal Caribbean Cruises Ltd.	155,700	4,627,404
Starwood Hotels & Resorts Worldwide, Inc.	149,900	7,255,160
Wyndham Worldwide Corp.	132,700	2,903,476
		37,319,211
Leisure Facilities - 1.4%
International Speedway Corp. Class A	11,000	488,180
Life Time Fitness, Inc. (a)(d)	24,800	992,496
Vail Resorts, Inc. (a)(d)	25,800	1,284,582
		2,765,258
Restaurants - 44.8%
Brinker International, Inc. (d)	26,600	583,338
Burger King Holdings, Inc.	103,600	2,957,780
Chipotle Mexican Grill, Inc. Class B (a)	25,100	2,075,519
Darden Restaurants, Inc.	67,000	2,294,750
IHOP Corp.	1,500	70,335
Jack in the Box, Inc. (a)	44,900	1,103,193
Jamba, Inc. (a)(d)	82,700	191,864
McDonald's Corp. (d)	845,700	50,166,923
P.F. Chang's China Bistro, Inc. (a)(d)	14,700	390,726
Panera Bread Co. Class A (a)(d)	12,500	649,250
Red Robin Gourmet Burgers, Inc. (a)	11,800	396,598
Sonic Corp. (a)	59,100	1,133,538
Starbucks Corp. (a)(d)	335,200	6,097,288
The Cheesecake Factory, Inc. (a)	4,000	80,120
Tim Hortons, Inc.	146,900	4,875,611
Wendy's International, Inc.	42,900	1,272,414
Yum! Brands, Inc.	396,000	15,721,200
		90,060,447
TOTAL HOTELS, RESTAURANTS & LEISURE		160,927,736
LEISURE EQUIPMENT & PRODUCTS - 2.1%
Leisure Products - 2.1%
Arctic Cat, Inc.	49,557	391,996
Brunswick Corp.	81,700	1,119,290
Hasbro, Inc. (d)	29,300	1,061,832
JAKKS Pacific, Inc. (a)	8,600	202,960
MarineMax, Inc. (a)(d)	110,800	1,084,732
Polaris Industries, Inc.	6,600	314,952
		4,175,762
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
Apparel, Accessories & Luxury Goods - 0.5%
The Swatch Group AG (Reg.)	19,886	$ 1,041,711
TOTAL COMMON STOCKS (Cost $177,668,930)		198,851,863
Money Market Funds - 13.4%

Fidelity Cash Central Fund, 2.44% (b)	1,142,112	1,142,112
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	25,850,825	25,850,825
TOTAL MONEY MARKET FUNDS (Cost $26,992,937)		26,992,937
TOTAL INVESTMENT PORTFOLIO - 112.2% (Cost $204,661,867)	225,844,800
NET OTHER ASSETS - (12.2)%	(24,587,009)
NET ASSETS - 100%	$ 201,257,791
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,783
Fidelity Securities Lending Cash Central Fund	64,388
Total	$ 77,171
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 225,844,800	$ 225,844,800	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $206,374,893. Net unrealized appreciation aggregated $19,469,907, of which $32,725,793 related to appreciated investment securities and $13,255,886 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Materials Portfolio

May 31, 2008

1.802177.104

IND-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CHEMICALS - 48.3%
Commodity Chemicals - 2.5%
Celanese Corp. Class A	257,900	$ 12,559,730
Diversified Chemicals - 14.4%
Dow Chemical Co.	213,000	8,605,200
E.I. du Pont de Nemours & Co.	743,000	35,597,130
FMC Corp.	169,799	12,561,730
Hercules, Inc.	175,995	3,630,777
Huntsman Corp.	82,000	1,798,260
PPG Industries, Inc. (d)	146,900	9,259,107
		71,452,204
Fertilizers & Agricultural Chemicals - 17.4%
CF Industries Holdings, Inc.	55,300	7,570,570
Israel Chemicals Ltd.	118,300	2,711,053
K&S AG	5,900	2,765,888
Monsanto Co.	417,644	53,207,847
Terra Industries, Inc.	54,000	2,356,020
The Mosaic Co. (a)	139,038	17,424,242
		86,035,620
Industrial Gases - 4.4%
Air Products & Chemicals, Inc.	26,700	2,721,264
Airgas, Inc.	74,100	4,384,497
Praxair, Inc.	154,700	14,705,782
		21,811,543
Specialty Chemicals - 9.6%
Albemarle Corp.	221,352	9,843,523
Ecolab, Inc.	183,900	8,244,237
H.B. Fuller Co.	113,828	2,830,902
Innospec, Inc.	167,881	4,133,230
Nalco Holding Co.	306,618	7,456,950
OMNOVA Solutions, Inc. (a)	615,568	2,222,200
Rockwood Holdings, Inc. (a)	176,900	6,495,768
W.R. Grace & Co. (a)	240,200	6,504,616
		47,731,426
TOTAL CHEMICALS		239,590,523
CONSTRUCTION MATERIALS - 0.4%
Construction Materials - 0.4%
Polaris Minerals Corp. (a)	98,300	691,612
Polaris Minerals Corp. (a)(e)	151,600	1,066,617
		1,758,229
CONTAINERS & PACKAGING - 9.3%
Metal & Glass Containers - 6.7%
Ball Corp.	168,387	9,143,414
Crown Holdings, Inc. (a)	222,200	6,410,470
Greif, Inc. Class A	53,400	3,579,936

	Shares	Value
Owens-Illinois, Inc. (a)	197,900	$ 11,323,838
Pactiv Corp. (a)	125,600	3,093,528
		33,551,186
Paper Packaging - 2.6%
Packaging Corp. of America	100	2,604
Rock-Tenn Co. Class A	236,820	8,452,106
Temple-Inland, Inc. (d)	293,800	4,280,666
		12,735,376
TOTAL CONTAINERS & PACKAGING		46,286,562
ENERGY EQUIPMENT & SERVICES - 0.5%
Oil & Gas Equipment & Services - 0.5%
National Oilwell Varco, Inc. (a)	29,800	2,482,936
MARINE - 0.7%
Marine - 0.7%
Safe Bulkers, Inc.	64,900	1,226,610
Ultrapetrol (Bahamas) Ltd. (a)	152,400	2,321,052
		3,547,662
METALS & MINING - 33.4%
Aluminum - 5.7%
Alcoa, Inc.	503,500	20,437,065
Century Aluminum Co. (a)(d)	111,981	8,174,613
		28,611,678
Diversified Metals & Mining - 9.4%
BHP Billiton PLC	92,200	3,495,710
Freeport-McMoRan Copper & Gold, Inc. Class B	314,928	36,440,319
Rio Tinto PLC sponsored ADR	6,800	3,284,400
Titanium Metals Corp. (d)	187,500	3,262,500
		46,482,929
Gold - 6.1%
Agnico-Eagle Mines Ltd.	82,500	5,841,847
Goldcorp, Inc.	122,700	4,936,406
Lihir Gold Ltd. (a)	1,385,050	3,945,016
Newmont Mining Corp.	327,800	15,580,334
		30,303,603
Precious Metals & Minerals - 1.0%
Impala Platinum Holdings Ltd.	71,060	3,035,149
Pan American Silver Corp. (a)	64,900	2,151,435
		5,186,584
Steel - 11.2%
ArcelorMittal SA (NY Shares) Class A	38,200	3,794,406
Carpenter Technology Corp.	70,800	3,908,160
Nucor Corp.	274,300	20,517,640
Steel Dynamics, Inc.	237,300	8,566,530
United States Steel Corp. (d)	107,900	18,635,409
		55,422,145
TOTAL METALS & MINING		166,006,939
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 1.0%
Coal & Consumable Fuels - 1.0%
Peabody Energy Corp.	66,880	$ 4,943,770
PAPER & FOREST PRODUCTS - 2.1%
Forest Products - 2.1%
Louisiana-Pacific Corp.	90,800	1,102,312
Weyerhaeuser Co.	151,500	9,442,995
		10,545,307
SPECIALTY RETAIL - 0.2%
Home Improvement Retail - 0.2%
Sherwin-Williams Co.	15,300	859,095
TOTAL COMMON STOCKS (Cost $378,471,173)		476,021,023
Money Market Funds - 10.2%

Fidelity Cash Central Fund, 2.44% (b)	22,335,628	22,335,628
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	28,498,658	28,498,658
TOTAL MONEY MARKET FUNDS (Cost $50,834,286)		50,834,286
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $429,305,459)	526,855,309
NET OTHER ASSETS - (6.1)%	(30,523,637)
NET ASSETS - 100%	$ 496,331,672
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,066,617 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 89,883
Fidelity Securities Lending Cash Central Fund	23,173
Total	$ 113,056
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 526,855,309	$ 526,855,309	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $431,184,928. Net unrealized appreciation aggregated $95,670,381, of which $107,286,796 related to appreciated investment securities and $11,616,415 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Advisor Select
Materials Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Materials Portfolio

1.851742.101

AMF-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CHEMICALS - 48.3%
Commodity Chemicals - 2.5%
Celanese Corp. Class A	257,900	$ 12,559,730
Diversified Chemicals - 14.4%
Dow Chemical Co.	213,000	8,605,200
E.I. du Pont de Nemours & Co.	743,000	35,597,130
FMC Corp.	169,799	12,561,730
Hercules, Inc.	175,995	3,630,777
Huntsman Corp.	82,000	1,798,260
PPG Industries, Inc. (d)	146,900	9,259,107
		71,452,204
Fertilizers & Agricultural Chemicals - 17.4%
CF Industries Holdings, Inc.	55,300	7,570,570
Israel Chemicals Ltd.	118,300	2,711,053
K&S AG	5,900	2,765,888
Monsanto Co.	417,644	53,207,847
Terra Industries, Inc.	54,000	2,356,020
The Mosaic Co. (a)	139,038	17,424,242
		86,035,620
Industrial Gases - 4.4%
Air Products & Chemicals, Inc.	26,700	2,721,264
Airgas, Inc.	74,100	4,384,497
Praxair, Inc.	154,700	14,705,782
		21,811,543
Specialty Chemicals - 9.6%
Albemarle Corp.	221,352	9,843,523
Ecolab, Inc.	183,900	8,244,237
H.B. Fuller Co.	113,828	2,830,902
Innospec, Inc.	167,881	4,133,230
Nalco Holding Co.	306,618	7,456,950
OMNOVA Solutions, Inc. (a)	615,568	2,222,200
Rockwood Holdings, Inc. (a)	176,900	6,495,768
W.R. Grace & Co. (a)	240,200	6,504,616
		47,731,426
TOTAL CHEMICALS		239,590,523
CONSTRUCTION MATERIALS - 0.4%
Construction Materials - 0.4%
Polaris Minerals Corp. (a)	98,300	691,612
Polaris Minerals Corp. (a)(e)	151,600	1,066,617
		1,758,229
CONTAINERS & PACKAGING - 9.3%
Metal & Glass Containers - 6.7%
Ball Corp.	168,387	9,143,414
Crown Holdings, Inc. (a)	222,200	6,410,470
Greif, Inc. Class A	53,400	3,579,936

	Shares	Value
Owens-Illinois, Inc. (a)	197,900	$ 11,323,838
Pactiv Corp. (a)	125,600	3,093,528
		33,551,186
Paper Packaging - 2.6%
Packaging Corp. of America	100	2,604
Rock-Tenn Co. Class A	236,820	8,452,106
Temple-Inland, Inc. (d)	293,800	4,280,666
		12,735,376
TOTAL CONTAINERS & PACKAGING		46,286,562
ENERGY EQUIPMENT & SERVICES - 0.5%
Oil & Gas Equipment & Services - 0.5%
National Oilwell Varco, Inc. (a)	29,800	2,482,936
MARINE - 0.7%
Marine - 0.7%
Safe Bulkers, Inc.	64,900	1,226,610
Ultrapetrol (Bahamas) Ltd. (a)	152,400	2,321,052
		3,547,662
METALS & MINING - 33.4%
Aluminum - 5.7%
Alcoa, Inc.	503,500	20,437,065
Century Aluminum Co. (a)(d)	111,981	8,174,613
		28,611,678
Diversified Metals & Mining - 9.4%
BHP Billiton PLC	92,200	3,495,710
Freeport-McMoRan Copper & Gold, Inc. Class B	314,928	36,440,319
Rio Tinto PLC sponsored ADR	6,800	3,284,400
Titanium Metals Corp. (d)	187,500	3,262,500
		46,482,929
Gold - 6.1%
Agnico-Eagle Mines Ltd.	82,500	5,841,847
Goldcorp, Inc.	122,700	4,936,406
Lihir Gold Ltd. (a)	1,385,050	3,945,016
Newmont Mining Corp.	327,800	15,580,334
		30,303,603
Precious Metals & Minerals - 1.0%
Impala Platinum Holdings Ltd.	71,060	3,035,149
Pan American Silver Corp. (a)	64,900	2,151,435
		5,186,584
Steel - 11.2%
ArcelorMittal SA (NY Shares) Class A	38,200	3,794,406
Carpenter Technology Corp.	70,800	3,908,160
Nucor Corp.	274,300	20,517,640
Steel Dynamics, Inc.	237,300	8,566,530
United States Steel Corp. (d)	107,900	18,635,409
		55,422,145
TOTAL METALS & MINING		166,006,939
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 1.0%
Coal & Consumable Fuels - 1.0%
Peabody Energy Corp.	66,880	$ 4,943,770
PAPER & FOREST PRODUCTS - 2.1%
Forest Products - 2.1%
Louisiana-Pacific Corp.	90,800	1,102,312
Weyerhaeuser Co.	151,500	9,442,995
		10,545,307
SPECIALTY RETAIL - 0.2%
Home Improvement Retail - 0.2%
Sherwin-Williams Co.	15,300	859,095
TOTAL COMMON STOCKS (Cost $378,471,173)		476,021,023
Money Market Funds - 10.2%

Fidelity Cash Central Fund, 2.44% (b)	22,335,628	22,335,628
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	28,498,658	28,498,658
TOTAL MONEY MARKET FUNDS (Cost $50,834,286)		50,834,286
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $429,305,459)	526,855,309
NET OTHER ASSETS - (6.1)%	(30,523,637)
NET ASSETS - 100%	$ 496,331,672
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,066,617 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 89,883
Fidelity Securities Lending Cash Central Fund	23,173
Total	$ 113,056
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 526,855,309	$ 526,855,309	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $431,184,928. Net unrealized appreciation aggregated $95,670,381, of which $107,286,796 related to appreciated investment securities and $11,616,415 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Medical Delivery Portfolio

May 31, 2008

1.802180.104

MED-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Alnylam Pharmaceuticals, Inc. (a)	29,300	$ 846,184
Arena Pharmaceuticals, Inc. (a)	56,746	291,107
PDL BioPharma, Inc.	3,200	32,800
		1,170,091
DIVERSIFIED CONSUMER SERVICES - 1.8%
Specialized Consumer Services - 1.8%
Carriage Services, Inc. Class A (a)	506,549	3,637,022
Service Corp. International	311,430	3,332,301
Stewart Enterprises, Inc. Class A	140,615	970,244
		7,939,567
DIVERSIFIED FINANCIAL SERVICES - 0.8%
Other Diversifed Financial Services - 0.8%
MBF Healthcare Acquisition Corp. unit	435,100	3,502,555
FOOD & STAPLES RETAILING - 2.5%
Drug Retail - 2.5%
A&D Pharma Holdings NV (Reg. S) unit	12,100	84,708
CVS Caremark Corp.	261,483	11,188,858
		11,273,566
HEALTH CARE EQUIPMENT & SUPPLIES - 8.6%
Health Care Equipment - 2.6%
Baxter International, Inc.	88,200	5,389,020
Covidien Ltd.	72,500	3,631,525
Golden Meditech Co. Ltd.	4,472,000	1,787,906
Natus Medical, Inc. (a)	1,000	21,560
Quidel Corp. (a)	50,000	853,500
		11,683,511
Health Care Supplies - 6.0%
Atrion Corp.	7,500	791,325
InfuSystems Holdings, Inc. (a)	20,000	60,000
Inverness Medical Innovations, Inc. (a)	718,500	26,268,360
		27,119,685
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		38,803,196
HEALTH CARE PROVIDERS & SERVICES - 76.6%
Health Care Distributors & Services - 14.2%
Cardinal Health, Inc.	208,800	11,805,552
McKesson Corp.	772,700	44,546,155
Profarma Distribuidora de Produtos Farmaceuticos SA	450,000	7,400,861
United Drug PLC (Ireland)	55,000	331,986
		64,084,554
Health Care Facilities - 8.8%
Apollo Hospitals Enterprise Ltd.	478,956	5,566,046
Bangkok Chain Hospital PCL	4,250,000	1,048,574

	Shares	Value
Bangkok Dusit Medical Service PCL (For. Reg.)	297,600	$ 360,241
Emeritus Corp. (a)	111,824	2,374,024
Health Management Associates, Inc. Class A (a)(e)	1,360,000	10,553,600
LifePoint Hospitals, Inc. (a)	168,000	5,374,320
Sun Healthcare Group, Inc. (a)	531,460	7,631,766
Sunrise Senior Living, Inc. (a)	10,000	264,800
Tenet Healthcare Corp. (a)	98,300	579,970
U.S. Physical Therapy, Inc. (a)	80,346	1,378,737
Universal Health Services, Inc. Class B	51,900	3,373,500
VCA Antech, Inc. (a)	29,300	919,141
		39,424,719
Health Care Services - 23.2%
Amedisys, Inc. (a)	2,660	135,155
Apria Healthcare Group, Inc. (a)	82,200	1,385,070
Bio-Reference Laboratories, Inc. (a)	20,000	496,800
Diagnosticos da America SA	528,300	13,866,048
Emergency Medical Services Corp. Class A (a)	100	2,331
Express Scripts, Inc. (a)	545,800	39,357,638
Genoptix, Inc.	61,900	1,678,109
Health Grades, Inc. (a)	1,277,615	7,205,749
Laboratory Corp. of America Holdings (a)	14,300	1,055,197
Medco Health Solutions, Inc. (a)	530,300	25,693,035
Nighthawk Radiology Holdings, Inc. (a)	721,723	5,506,746
Pediatrix Medical Group, Inc. (a)	50,500	2,718,415
Rural/Metro Corp. (a)(f)	1,957,400	5,147,962
Virtual Radiologic Corp.	3,800	38,760
		104,287,015
Managed Health Care - 30.4%
Aetna, Inc.	226,100	10,662,876
CIGNA Corp.	122,000	4,953,200
Coventry Health Care, Inc. (a)	10,000	460,300
Health Net, Inc. (a)	67,500	2,092,500
Healthspring, Inc. (a)	99,900	1,856,142
Humana, Inc. (a)	550,071	28,081,125
Medial Saude SA	1,135,000	12,881,709
Molina Healthcare, Inc. (a)(e)	17,500	527,800
UnitedHealth Group, Inc.	1,341,797	45,902,872
Universal American Financial Corp. (a)	905,096	10,453,859
Wellcare Health Plans, Inc. (a)	80,000	4,414,400
WellPoint, Inc. (a)(e)	258,300	14,418,306
		136,705,089
TOTAL HEALTH CARE PROVIDERS & SERVICES		344,501,377
HEALTH CARE TECHNOLOGY - 2.2%
Health Care Technology - 2.2%
Eclipsys Corp. (a)	228,100	4,653,240
HLTH Corp. (a)	430,800	5,139,444
		9,792,684
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
WebMD Health Corp. Class A (a)(e)	28,400	$ 852,852
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Life Sciences Tools & Services - 0.2%
Medtox Scientific, Inc. (a)	35,000	509,600
Wuxi Pharmatech Cayman, Inc. sponsored ADR	29,400	601,230
		1,110,830
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
Nexmed, Inc. (a)	327,800	429,418
TOTAL COMMON STOCKS (Cost $371,805,824)		419,376,136
Nonconvertible Bonds - 0.5%
	Principal Amount
HEALTH CARE PROVIDERS & SERVICES - 0.5%
Health Care Services - 0.5%
Rural/Metro Corp.:
0% 3/15/16 (d)	$ 2,790,000	1,959,975
9.875% 3/15/15	20,000	17,200
		1,977,175
Money Market Funds - 8.7%
	Shares	Value
Fidelity Cash Central Fund, 2.44% (b)	28,935,003	$ 28,935,003
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	10,283,624	10,283,624
TOTAL MONEY MARKET FUNDS (Cost $39,218,627)		39,218,627
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $413,281,501)	460,571,938
NET OTHER ASSETS - (2.4)%	(10,746,515)
NET ASSETS - 100%	$ 449,825,423
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 79,910
Fidelity Securities Lending Cash Central Fund	21,297
Total	$ 101,207
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rural/Metro Corp.	$ 5,284,980	$ -	$ -	$ -	$ 5,147,962
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 460,571,938	$ 458,594,763	$ 1,977,175	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $417,922,302. Net unrealized appreciation aggregated $42,649,636, of which $80,934,674 related to appreciated investment securities and $38,285,038 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Medical Equipment and
Systems Portfolio

May 31, 2008

1.802181.104

MES-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
BIOTECHNOLOGY - 0.8%
Biotechnology - 0.8%
Alnylam Pharmaceuticals, Inc. (a)(d)	190,000	$ 5,487,200
deCODE genetics, Inc. (a)(d)	700,000	812,000
Nanosphere, Inc.	80,000	768,000
Omrix Biopharmaceuticals, Inc. (a)	140,000	2,546,600
		9,613,800
DIVERSIFIED CONSUMER SERVICES - 0.8%
Specialized Consumer Services - 0.8%
Hillenbrand, Inc.	430,000	9,524,500
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
Electronic Equipment & Instruments - 0.5%
Mettler-Toledo International, Inc. (a)	60,000	6,222,000
HEALTH CARE EQUIPMENT & SUPPLIES - 83.4%
Health Care Equipment - 74.9%
American Medical Systems Holdings, Inc. (a)(d)	2,200,000	33,242,000
ArthroCare Corp. (a)(d)	55,000	2,426,050
Aspect Medical Systems, Inc. (a)	300,000	1,605,000
Baxter International, Inc.	3,120,000	190,632,000
Beckman Coulter, Inc.	40,000	2,775,600
Becton, Dickinson & Co.	640,000	54,048,000
Boston Scientific Corp. (a)	3,300,000	43,857,000
C.R. Bard, Inc. (d)	310,000	28,272,000
Covidien Ltd.	2,980,000	149,268,200
Cyberonics, Inc. (a)	425,000	7,535,250
Electro-Optical Sciences, Inc. warrants 11/2/11 (a)(e)	90,313	529,720
ev3, Inc. (a)(d)	700,000	6,965,000
Gen-Probe, Inc. (a)	570,000	32,455,800
Heartware Ltd. (a)	7,000,000	3,345,300
Hill-Rom Holdings, Inc. (d)	400,000	12,300,000
Hologic, Inc. (a)(d)	100,000	2,403,000
Integra LifeSciences Holdings Corp. (a)	230,000	9,664,600
Intuitive Surgical, Inc. (a)	3,500	1,027,565
Kinetic Concepts, Inc. (a)(d)	110,000	4,777,300
Masimo Corp.	180,000	6,220,800
Medtronic, Inc. (d)	3,800,000	192,546,000
Mentor Corp. (d)	154,000	4,852,540
Micrus Endovascular Corp. (a)	310,000	3,506,100
NuVasive, Inc. (a)	155,000	6,561,150
St. Jude Medical, Inc. (a)	670,000	27,302,500
Stryker Corp. (d)	470,000	30,338,500
The Spectranetics Corp. (a)	220,000	2,398,000

	Shares	Value
ThermoGenesis Corp. (a)	599,788	$ 881,688
Zimmer Holdings, Inc. (a)	270,000	19,656,000
		881,392,663
Health Care Supplies - 8.5%
Alcon, Inc.	320,000	50,240,000
Align Technology, Inc. (a)(d)	300,000	3,951,000
DENTSPLY International, Inc.	90,000	3,648,600
Immucor, Inc. (a)	840,000	22,537,200
Inverness Medical Innovations, Inc. (a)	390,000	14,258,400
RTI Biologics, Inc. (a)	400,000	3,980,000
TranS1, Inc.	100,000	1,418,000
		100,033,200
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		981,425,863
HEALTH CARE PROVIDERS & SERVICES - 2.1%
Health Care Distributors & Services - 1.8%
Henry Schein, Inc. (a)	370,000	20,616,400
Health Care Services - 0.3%
InVentiv Health, Inc. (a)	100,000	3,270,000
TOTAL HEALTH CARE PROVIDERS & SERVICES		23,886,400
HEALTH CARE TECHNOLOGY - 0.2%
Health Care Technology - 0.2%
Eclipsys Corp. (a)	120,800	2,464,320
LIFE SCIENCES TOOLS & SERVICES - 6.2%
Life Sciences Tools & Services - 6.2%
Applera Corp. - Applied Biosystems Group	290,000	10,080,400
Charles River Laboratories International, Inc. (a)	130,000	8,356,400
Illumina, Inc. (a)	336,100	26,377,128
Millipore Corp. (a)	40,000	2,906,000
QIAGEN NV (a)(d)	1,030,000	20,507,300
Waters Corp. (a)	70,000	4,306,400
		72,533,628
MACHINERY - 0.6%
Industrial Machinery - 0.6%
Pall Corp.	180,000	7,345,800
PHARMACEUTICALS - 4.2%
Pharmaceuticals - 4.2%
Allergan, Inc. (d)	795,000	45,807,900
ULURU, Inc. (a)	290,365	368,764
XenoPort, Inc. (a)	70,000	3,029,600
		49,206,264
TOTAL COMMON STOCKS (Cost $998,373,354)		1,162,222,575
Money Market Funds - 12.0%
	Shares	Value
Fidelity Cash Central Fund, 2.44% (b)	8,541,441	$ 8,541,441
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	133,135,250	133,135,250
TOTAL MONEY MARKET FUNDS (Cost $141,676,691)		141,676,691
TOTAL INVESTMENT PORTFOLIO - 110.8% (Cost $1,140,050,045)	1,303,899,266
NET OTHER ASSETS - (10.8)%	(126,830,835)
NET ASSETS - 100%	$ 1,177,068,431
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $529,720 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 11/2/11	11/1/06	$ 9
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 110,088
Fidelity Securities Lending Cash Central Fund	249,762
Total	$ 359,850
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,303,899,266	$ 1,303,369,546	$ 529,720	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,142,854,563. Net unrealized appreciation aggregated $161,044,703, of which $189,361,759 related to appreciated investment securities and $28,317,056 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Multimedia Portfolio

May 31, 2008

1.802182.104

BAM-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Human Resource & Employment Services - 0.4%
Monster Worldwide, Inc. (a)	8,000	$ 197,520
COMMUNICATIONS EQUIPMENT - 0.5%
Communications Equipment - 0.5%
Juniper Networks, Inc. (a)	9,300	255,936
HOTELS, RESTAURANTS & LEISURE - 0.7%
Casinos & Gaming - 0.7%
Las Vegas Sands Corp. (a)	5,600	388,864
INTERNET & CATALOG RETAIL - 0.3%
Catalog Retail - 0.3%
Liberty Media Corp. - Interactive Series A (a)	10,500	178,395
INTERNET SOFTWARE & SERVICES - 2.6%
Internet Software & Services - 2.6%
Akamai Technologies, Inc. (a)	100	3,905
Dice Holdings, Inc.	35,300	268,633
Google, Inc. Class A (sub. vtg.) (a)	1,550	907,990
Omniture, Inc. (a)	6,900	170,085
		1,350,613
MEDIA - 93.0%
Advertising - 8.9%
Focus Media Holding Ltd. ADR (a)(d)	6,800	273,972
Interpublic Group of Companies, Inc. (a)	81,600	813,552
Lamar Advertising Co. Class A (a)(d)	21,900	916,515
National CineMedia, Inc.	20,200	401,980
Omnicom Group, Inc.	46,600	2,283,866
		4,689,885
Broadcasting & Cable TV - 38.4%
CBS Corp. Class B	46,400	1,001,312
Central European Media Enterprises Ltd. Class A (a)	3,400	361,692
Citadel Broadcasting Corp.	8	14
Clear Channel Communications, Inc.	56,800	1,989,136
Comcast Corp.:
Class A	210,050	4,726,125
Class A (special) (non-vtg.)	89,600	1,997,184
Discovery Holding Co. Class A (a)	32,000	838,080
DISH Network Corp. Class A (a)	17,800	624,958
E.W. Scripps Co. Class A	17,800	838,380
Entercom Communications Corp. Class A	14,600	141,328
Grupo Televisa SA de CV (CPO) sponsored ADR	22,600	592,120
Liberty Global, Inc. Class A (a)(d)	18,375	658,744
Liberty Media Corp.:
- Capital Series A (a)	8,400	124,488
- Entertainment Class A (a)	64,700	1,746,900
RRSat Global Communications Network Ltd.	12,700	156,718
Sinclair Broadcast Group, Inc. Class A	60,500	542,685

	Shares	Value
The DIRECTV Group, Inc. (a)(d)	93,500	$ 2,627,350
Time Warner Cable, Inc. (a)	15,000	448,500
Virgin Media, Inc.	32,100	503,649
XM Satellite Radio Holdings, Inc. Class A (a)	29,600	314,648
		20,234,011
Movies & Entertainment - 42.3%
Cinemark Holdings, Inc. (d)	20,800	300,976
Cinemax India Ltd.	56,743	146,770
DreamWorks Animation SKG, Inc. Class A (a)	14,200	448,294
Lions Gate Entertainment Corp. (a)	26,000	276,900
Live Nation, Inc. (a)(d)	16,009	242,536
Marvel Entertainment, Inc. (a)(d)	4,400	149,732
News Corp. Class A	269,482	4,837,202
Regal Entertainment Group Class A	10,300	180,971
The Walt Disney Co.	190,500	6,400,800
Time Warner, Inc.	452,700	7,188,876
Viacom, Inc. Class B (non-vtg.) (a)	59,700	2,138,454
		22,311,511
Publishing - 3.4%
Gannett Co., Inc.	100	2,881
McGraw-Hill Companies, Inc.	39,400	1,634,706
R.H. Donnelley Corp. (a)	200	1,086
The New York Times Co. Class A (d)	8,900	155,038
		1,793,711
TOTAL MEDIA		49,029,118
SOFTWARE - 1.3%
Home Entertainment Software - 1.3%
Activision, Inc. (a)	4,700	158,625
Electronic Arts, Inc. (a)	4,500	225,900
Gameloft (a)	28,600	141,933
Ubisoft Entertainment SA (a)	1,500	145,380
		671,838
TOTAL COMMON STOCKS (Cost $47,219,868)		52,072,284
Money Market Funds - 11.6%
	Shares	Value
Fidelity Cash Central Fund, 2.44% (b)	984,464	$ 984,464
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	5,129,050	5,129,050
TOTAL MONEY MARKET FUNDS (Cost $6,113,514)		6,113,514
TOTAL INVESTMENT PORTFOLIO - 110.4% (Cost $53,333,382)	58,185,798
NET OTHER ASSETS - (10.4)%	(5,500,763)
NET ASSETS - 100%	$ 52,685,035
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,106
Fidelity Securities Lending Cash Central Fund	10,656
Total	$ 27,762
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 58,185,798	$ 58,185,798	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $53,646,755. Net unrealized appreciation aggregated $4,539,043, of which $7,328,547 related to appreciated investment securities and $2,789,504 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Natural Gas Portfolio

May 31, 2008

1.802183.104

GAS-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.3%
Specialized Finance - 0.3%
Climate Exchange PLC (a)	169,100	$ 6,806,594
ELECTRIC UTILITIES - 0.1%
Electric Utilities - 0.1%
Enernoc, Inc. (d)	87,500	1,299,375
ELECTRICAL EQUIPMENT - 3.3%
Electrical Components & Equipment - 3.0%
JA Solar Holdings Co. Ltd. ADR (a)	75,900	1,614,393
Q-Cells AG (a)	148,800	18,090,800
Renewable Energy Corp. AS (a)(d)	793,000	23,549,838
Sunpower Corp. Class A (a)	65,800	5,389,020
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	544,500	23,163,030
		71,807,081
Heavy Electrical Equipment - 0.3%
Suzlon Energy Ltd. (a)	150,000	986,954
Vestas Wind Systems AS (a)	47,700	6,566,000
		7,552,954
TOTAL ELECTRICAL EQUIPMENT		79,360,035
ENERGY EQUIPMENT & SERVICES - 16.5%
Oil & Gas Drilling - 11.5%
Atwood Oceanics, Inc. (a)	273,145	27,836,207
Diamond Offshore Drilling, Inc.	366,300	49,977,972
ENSCO International, Inc.	77,600	5,574,008
Helmerich & Payne, Inc. (d)	669,200	41,925,380
Hercules Offshore, Inc. (a)	83,100	2,818,752
Nabors Industries Ltd. (a)	1,202,582	50,556,547
Patterson-UTI Energy, Inc.	328,300	10,334,884
Pride International, Inc. (a)	370,900	16,297,346
Rowan Companies, Inc.	182,100	8,039,715
Transocean, Inc. (a)	407,927	61,266,556
		274,627,367
Oil & Gas Equipment & Services - 5.0%
BJ Services Co.	182,300	5,505,460
Cameron International Corp. (a)	358,644	19,090,620
Complete Production Services, Inc. (a)	376,800	10,799,088
Exterran Holdings, Inc. (a)	98,600	7,249,072
Halliburton Co.	205,500	9,983,190
National Oilwell Varco, Inc. (a)	445,356	37,107,062
Oceaneering International, Inc. (a)	44,900	3,204,064
Oil States International, Inc. (a)	80,200	4,685,284
Petroleum Geo-Services ASA	316,150	9,311,288
Smith International, Inc.	66,790	5,271,067
TCS Offshore Group Ltd. (a)	3,962,000	913,851
Weatherford International Ltd. (a)	142,200	6,488,586
		119,608,632
TOTAL ENERGY EQUIPMENT & SERVICES		394,235,999

	Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 3.8%
Independent Power Producers & Energy Traders - 3.8%
Clipper Windpower PLC (a)	406,700	$ 4,966,721
Dynegy, Inc. Class A (a)(d)	5,781,600	54,462,672
NRG Energy, Inc. (a)	51,600	2,146,044
Reliant Energy, Inc. (a)	1,122,200	28,683,432
		90,258,869
METALS & MINING - 0.9%
Diversified Metals & Mining - 0.9%
Ivanhoe Mines Ltd. (a)	50,000	461,500
Timminco Ltd. (a)	701,300	21,529,592
		21,991,092
OIL, GAS & CONSUMABLE FUELS - 73.4%
Coal & Consumable Fuels - 2.3%
Alpha Natural Resources, Inc. (a)	87,800	7,171,504
Arch Coal, Inc.	37,800	2,453,598
CONSOL Energy, Inc.	67,100	6,546,276
Evergreen Energy, Inc. (a)(d)(e)	5,399,315	11,878,493
International Coal Group, Inc. (a)(d)	230,600	2,322,142
Peabody Energy Corp.	140,600	10,393,152
PT Bumi Resources Tbk	16,479,500	14,284,428
		55,049,593
Integrated Oil & Gas - 1.8%
Hess Corp.	223,500	27,448,035
Occidental Petroleum Corp.	62,000	5,699,660
Repsol YPF SA sponsored ADR (d)	235,900	9,775,696
		42,923,391
Oil & Gas Exploration & Production - 58.6%
Anadarko Petroleum Corp.	356,000	26,689,320
Apache Corp.	469,000	62,874,140
Aurora Oil & Gas Corp. (a)	3,958,153	2,968,615
Cabot Oil & Gas Corp.	731,725	44,086,431
Canadian Natural Resources Ltd.	701,400	68,650,363
Chesapeake Energy Corp. (d)	2,714,500	148,673,165
Comstock Resources, Inc. (a)	161,600	9,267,760
Concho Resources, Inc.	18,900	602,910
Denbury Resources, Inc. (a)	2,772,951	94,363,523
EOG Resources, Inc. (d)	633,700	81,512,831
EXCO Resources, Inc. (a)	185,000	4,613,900
Forest Oil Corp. (a)	270,763	18,073,430
Newfield Exploration Co. (a)	236,500	14,956,260
Noble Energy, Inc.	226,900	22,111,405
PetroHawk Energy Corp. (a)	325,100	9,551,438
Plains Exploration & Production Co. (a)	2,273,150	162,484,763
Quicksilver Gas Services LP	210,600	5,444,010
Quicksilver Resources, Inc. (a)	3,063,054	111,587,057
Range Resources Corp.	2,141,500	140,825,040
SandRidge Energy, Inc.	107,300	5,901,500
Southwestern Energy Co. (a)	2,455,900	108,894,606
Ultra Petroleum Corp. (a)	1,659,319	144,310,973
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Venoco, Inc. (a)	1,964,006	$ 39,240,840
XTO Energy, Inc.	1,125,575	71,609,082
		1,399,293,362
Oil & Gas Refining & Marketing - 9.4%
CVR Energy, Inc.	285,000	7,603,800
Frontier Oil Corp.	648,400	19,523,324
Holly Corp.	143,500	6,091,575
Petroplus Holdings AG (a)	28,564	1,756,646
Reliance Industries Ltd.	112,908	6,436,774
Sunoco, Inc.	525,800	23,382,326
Tesoro Corp.	1,134,246	28,186,013
Valero Energy Corp.	2,306,700	117,272,628
Western Refining, Inc. (d)	1,065,500	13,521,195
		223,774,281
Oil & Gas Storage & Transport - 1.3%
Boardwalk Pipeline Partners, LP	188,000	5,027,120
Copano Energy LLC	514,003	18,941,011
Williams Partners LP	226,133	8,070,687
		32,038,818
TOTAL OIL, GAS & CONSUMABLE FUELS		1,753,079,445
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Management & Development - 0.1%
Indiabulls Real Estate Ltd.	200,000	2,290,797
TOTAL COMMON STOCKS (Cost $1,715,046,065)		2,349,322,206
Money Market Funds - 9.4%
	Shares	Value
Fidelity Cash Central Fund, 2.44% (b)	71,343,864	$ 71,343,864
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	151,775,044	151,775,044
TOTAL MONEY MARKET FUNDS (Cost $223,118,908)		223,118,908
TOTAL INVESTMENT PORTFOLIO - 107.8% (Cost $1,938,164,973)	2,572,441,114
NET OTHER ASSETS - (7.8)%	(185,063,076)
NET ASSETS - 100%	$ 2,387,378,038
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 382,562
Fidelity Securities Lending Cash Central Fund	237,048
Total	$ 619,610
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Evergreen Energy, Inc.	$ 11,608,527	$ -	$ -	$ -	$ 11,878,493
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,572,441,114	$ 2,572,441,114	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,943,624,920. Net unrealized appreciation aggregated $628,816,194, of which $725,872,149 related to appreciated investment securities and $97,055,955 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Natural Resources Portfolio

May 31, 2008

1.802184.104

NAT-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CHEMICALS - 1.7%
Commodity Chemicals - 0.2%
Calgon Carbon Corp. (a)	146,700	$ 2,599,524
Formosa Chemicals & Fibre Corp.	1,255,830	2,993,758
Georgia Gulf Corp.	20,650	87,556
Tokai Carbon Co. Ltd.	22,000	256,430
		5,937,268
Fertilizers & Agricultural Chemicals - 1.0%
CF Industries Holdings, Inc.	54,900	7,515,810
Israel Chemicals Ltd.	377,700	8,655,662
The Mosaic Co. (a)	107,100	13,421,772
		29,593,244
Specialty Chemicals - 0.5%
Albemarle Corp.	309,400	13,759,018
Tokuyama Corp.	120,000	908,194
		14,667,212
TOTAL CHEMICALS		50,197,724
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Clean Harbors, Inc. (a)	7,200	511,416
CONSTRUCTION & ENGINEERING - 0.1%
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. (a)	1,100	104,258
Quanta Services, Inc. (a)	71,790	2,300,152
		2,404,410
CONTAINERS & PACKAGING - 0.1%
Paper Packaging - 0.1%
Smurfit-Stone Container Corp. (a)	252,300	1,697,979
Temple-Inland, Inc.	59,900	872,743
		2,570,722
ELECTRIC UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp.	33,800	1,734,278
ELECTRICAL EQUIPMENT - 4.3%
Electrical Components & Equipment - 3.2%
Energy Conversion Devices, Inc. (a)	100	6,348
First Solar, Inc. (a)	42,100	11,263,434
JA Solar Holdings Co. Ltd. ADR (a)	852,000	18,122,040
Q-Cells AG (a)(d)	153,500	18,662,216
Renewable Energy Corp. AS (a)	345,800	10,269,274
Sunpower Corp. Class A (a)(d)	275,400	22,555,260
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	368,200	15,663,228
		96,541,800
Heavy Electrical Equipment - 1.1%
Areva (investment certificates)(non-vtg.)	900	1,132,691

	Shares	Value
Suzlon Energy Ltd. (a)	30,000	$ 197,391
Vestas Wind Systems AS (a)	225,400	31,026,759
		32,356,841
TOTAL ELECTRICAL EQUIPMENT		128,898,641
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
Electronic Equipment & Instruments - 0.1%
Itron, Inc. (a)	34,700	3,386,026
ENERGY EQUIPMENT & SERVICES - 26.2%
Oil & Gas Drilling - 7.5%
Atwood Oceanics, Inc. (a)	195,600	19,933,596
Diamond Offshore Drilling, Inc.	100	13,644
Helmerich & Payne, Inc.	158,600	9,936,290
Hercules Offshore, Inc. (a)	551,694	18,713,460
Nabors Industries Ltd. (a)	2,582,800	108,580,912
Noble Corp.	129,900	8,201,886
Patterson-UTI Energy, Inc.	842,300	26,515,604
Pride International, Inc. (a)	323,000	14,192,620
Rowan Companies, Inc.	1,000	44,150
Transocean, Inc. (a)	127,420	19,137,210
		225,269,372
Oil & Gas Equipment & Services - 18.7%
Baker Hughes, Inc.	90	7,976
BJ Services Co.	839,500	25,352,900
Cameron International Corp. (a)	108,600	5,780,778
Compagnie Generale de Geophysique SA (a)	84,900	22,819,277
Dril-Quip, Inc. (a)	46,000	2,683,640
Exterran Holdings, Inc. (a)	110,750	8,142,340
FMC Technologies, Inc. (a)	355,800	25,564,230
Fugro NV (Certificaten Van Aandelen) unit	154,227	13,582,491
Global Industries Ltd. (a)	68,300	1,178,175
Halliburton Co.	1,441,100	70,008,638
Helix Energy Solutions Group, Inc. (a)	56,700	2,190,321
NATCO Group, Inc. Class A (a)	28,909	1,366,528
National Oilwell Varco, Inc. (a)	1,588,122	132,322,324
Oil States International, Inc. (a)	4,400	257,048
Petroleum Geo-Services ASA	392,950	11,573,211
ProSafe ASA	900,000	9,614,819
Schlumberger Ltd. (NY Shares)	1,046,452	105,827,691
Smith International, Inc.	631,400	49,830,088
Superior Energy Services, Inc. (a)	52,200	2,802,618
Tidewater, Inc.	76,900	5,254,577
TSC Offshore Group Ltd. (a)	3,250,000	749,625
W-H Energy Services, Inc. (a)	55,000	4,704,150
Weatherford International Ltd. (a)	1,360,980	62,101,517
		563,714,962
TOTAL ENERGY EQUIPMENT & SERVICES		788,984,334
Common Stocks - continued
	Shares	Value
FOOD PRODUCTS - 0.0%
Agricultural Products - 0.0%
Archer Daniels Midland Co.	3,100	$ 123,070
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
Questar Corp.	29,400	1,888,068
Zhongyu Gas Holdings Ltd. (a)	12,744,000	1,306,424
		3,194,492
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.4%
Independent Power Producers & Energy Traders - 1.4%
AES Corp. (a)	206,200	4,016,776
Constellation Energy Group, Inc.	65,800	5,673,934
Dynegy, Inc. Class A (a)	159,784	1,505,165
Mirant Corp. (a)	375,800	15,264,996
NRG Energy, Inc. (a)	318,770	13,257,644
Reliant Energy, Inc. (a)	69,600	1,778,976
		41,497,491
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
McDermott International, Inc. (a)	100	6,203
MACHINERY - 0.0%
Construction & Farm Machinery & Heavy Trucks - 0.0%
Joy Global, Inc.	50	4,212
Trinity Industries, Inc. (d)	28,200	1,151,970
		1,156,182
METALS & MINING - 8.8%
Aluminum - 0.9%
Alcoa, Inc.	496,000	20,132,640
Century Aluminum Co. (a)	90,900	6,635,700
		26,768,340
Diversified Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc. Class B	162,267	18,775,915
RTI International Metals, Inc. (a)	38	1,637
Teck Cominco Ltd. Class B (sub. vtg.)	3,400	168,272
Timminco Ltd. (a)	32,700	1,003,875
Titanium Metals Corp.	76	1,322
		19,951,021
Gold - 5.6%
Barrick Gold Corp. (d)	748,500	30,158,485
Eldorado Gold Corp. (a)	1,593,100	12,908,359
Gold Fields Ltd. sponsored ADR	653,000	8,443,290
Goldcorp, Inc.	815,300	32,800,746
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	401,100	4,773,090
IAMGOLD Corp.	963,200	5,710,365
Kinross Gold Corp.	256,167	5,110,448
Lihir Gold Ltd. (a)	4,167,781	11,871,024
Newcrest Mining Ltd.	690,632	21,017,777

	Shares	Value
Newmont Mining Corp.	343,400	$ 16,321,802
Randgold Resources Ltd. sponsored ADR	291,600	12,363,840
Royal Gold, Inc.	74,200	2,280,908
Yamana Gold, Inc.	330,000	5,101,963
		168,862,097
Precious Metals & Minerals - 0.4%
Aquarius Platinum Ltd. (United Kingdom)	734,500	12,032,611
Shore Gold, Inc. (a)	221,300	775,163
		12,807,774
Steel - 1.2%
Allegheny Technologies, Inc.	900	67,500
ArcelorMittal SA (NY Shares) Class A	91,100	9,048,963
Hitachi Metals Ltd.	10,000	147,003
Nucor Corp.	354,800	26,539,040
		35,802,506
TOTAL METALS & MINING		264,191,738
OIL, GAS & CONSUMABLE FUELS - 56.3%
Coal & Consumable Fuels - 7.9%
Alpha Natural Resources, Inc. (a)	16,400	1,339,552
Arch Coal, Inc.	574,600	37,297,286
Cameco Corp.	242,600	9,884,699
CONSOL Energy, Inc. (d)	536,700	52,360,452
Foundation Coal Holdings, Inc.	178,800	11,931,324
International Coal Group, Inc. (a)	218,100	2,196,267
Massey Energy Co.	150,100	9,699,462
Natural Resource Partners LP	39,500	1,554,325
Peabody Energy Corp.	1,512,000	111,767,040
USEC, Inc. (a)	1,600	11,152
		238,041,559
Integrated Oil & Gas - 14.9%
Chevron Corp.	147,200	14,594,880
ConocoPhillips	983,130	91,529,403
Hess Corp.	594,300	72,985,983
Husky Energy, Inc.	87,600	4,396,312
Marathon Oil Corp.	1,025,200	52,685,028
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	600	90,457
OAO Gazprom sponsored ADR	150,257	9,090,549
Occidental Petroleum Corp.	716,400	65,858,652
OMV AG (d)	61,435	5,057,799
Petro-Canada	28,900	1,667,677
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	1,055,100	63,770,244
Suncor Energy, Inc.	998,000	68,117,141
		449,844,125
Oil & Gas Exploration & Production - 23.1%
American Oil & Gas, Inc. NV (a)	162,600	606,498
Anadarko Petroleum Corp.	1,800	134,946
Apache Corp.	141,300	18,942,678
Cabot Oil & Gas Corp.	910,700	54,869,675
Canadian Natural Resources Ltd.	900,600	88,147,301
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Chesapeake Energy Corp.	274,200	$ 15,017,934
Comstock Resources, Inc. (a)	1,300	74,555
Concho Resources, Inc.	247,800	7,904,820
Continental Resources, Inc.	369,100	23,685,147
Denbury Resources, Inc. (a)	127,400	4,335,422
Devon Energy Corp.	800	92,752
EnCana Corp.	425,884	38,370,284
Encore Acquisition Co. (a)	269,500	17,999,905
EOG Resources, Inc.	58,600	7,537,718
EXCO Resources, Inc. (a)	186,000	4,638,840
Forest Oil Corp. (a)	67,378	4,497,482
Goodrich Petroleum Corp. (a)	4,300	183,180
Hugoton Royalty Trust	19,957	666,963
Junex, Inc. (a)	123,500	840,315
Mariner Energy, Inc. (a)	85,124	2,783,555
Newfield Exploration Co. (a)	276,200	17,466,888
Nexen, Inc. (a)	233,000	8,961,178
Noble Energy, Inc.	22,300	2,173,135
OPTI Canada, Inc. (a)	332,300	7,525,667
Penn West Energy Trust	62,800	2,064,467
PetroHawk Energy Corp. (a)	1,983,540	58,276,405
Plains Exploration & Production Co. (a)	717,243	51,268,530
Questerre Energy Corp. (a)	294,000	1,621,661
Quicksilver Resources, Inc. (a)	590,700	21,519,201
Range Resources Corp.	1,005,873	66,146,208
SandRidge Energy, Inc.	217,300	11,951,500
Southwestern Energy Co. (a)	2,097,400	92,998,716
Talisman Energy, Inc.	318,400	7,313,425
Ultra Petroleum Corp. (a)	391,300	34,031,361
Vanguard Natural Resources LLC	11,200	198,576
XTO Energy, Inc.	291,350	18,535,687
		693,382,575
Oil & Gas Refining & Marketing - 8.4%
Frontier Oil Corp.	460,500	13,865,655
Holly Corp.	89,300	3,790,785
Neste Oil Oyj	2,600	86,600
Petroplus Holdings AG (a)	216,924	13,340,524
Sunoco, Inc.	1,475,400	65,611,038
Tesoro Corp.	1,936,000	48,109,600
Valero Energy Corp.	2,090,088	106,260,074
Western Refining, Inc.	212,900	2,701,701
		253,765,977

	Shares	Value
Oil & Gas Storage & Transport - 2.0%
Copano Energy LLC	70,200	$ 2,586,870
El Paso Pipeline Partners LP	75,600	1,731,996
Energy Transfer Equity LP	170,000	5,519,900
Williams Companies, Inc.	1,296,100	49,303,644
		59,142,410
TOTAL OIL, GAS & CONSUMABLE FUELS		1,694,176,646
PAPER & FOREST PRODUCTS - 0.0%
Forest Products - 0.0%
Weyerhaeuser Co.	100	6,233
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
Real Estate Management & Development - 0.0%
Forestar Real Estate Group, Inc. (a)	19,966	499,150
TOTAL COMMON STOCKS (Cost $2,230,932,735)		2,983,538,756
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 2.44% (b)	10,357,116	10,357,116
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	57,530,525	57,530,525
TOTAL MONEY MARKET FUNDS (Cost $67,887,641)		67,887,641
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $2,298,820,376)	3,051,426,397
NET OTHER ASSETS - (1.5)%	(45,150,961)
NET ASSETS - 100%	$ 3,006,275,436
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 162,757
Fidelity Securities Lending Cash Central Fund	138,265
Total	$ 301,022
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,051,409,001	$ 3,051,409,001	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,302,528,524. Net unrealized appreciation aggregated $748,897,873, of which $864,466,471 related to appreciated investment securities and $115,568,598 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Networking and
Infrastructure Portfolio

May 31, 2008

1.802185.104

NET-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 83.0%
	Shares	Value
BUILDING PRODUCTS - 0.5%
Building Products - 0.5%
Asahi Glass Co. Ltd.	23,000	$ 302,769
COMMUNICATIONS EQUIPMENT - 42.0%
Communications Equipment - 42.0%
Acme Packet, Inc. (a)	700	6,307
ADC Telecommunications, Inc. (a)	41,900	659,506
Adtran, Inc.	37,600	935,864
ADVA AG Optical Networking (a)(d)	108,636	483,354
Airvana, Inc.	43,500	248,385
Arris Group, Inc. (a)(d)	300,900	2,816,424
Aruba Networks, Inc. (a)	1,100	6,908
Cisco Systems, Inc. (a)	213,400	5,702,047
Cogo Group, Inc. (a)	160,200	2,246,004
Comverse Technology, Inc. (a)	48,700	908,255
Corning, Inc.	50,300	1,375,202
DragonWave, Inc.	52,400	282,174
F5 Networks, Inc. (a)(d)	49,400	1,484,470
Finisar Corp. (a)	289,500	532,680
Foxconn International Holdings Ltd. (a)	39,000	53,073
Harmonic, Inc. (a)	22,400	215,488
Harris Stratex Networks, Inc. Class A (a)	25,400	285,496
Infinera Corp.	11,800	168,504
Juniper Networks, Inc. (a)(d)	127,109	3,498,040
Nortel Networks Corp. (a)	49,857	406,986
Opnext, Inc. (a)	4,700	27,260
Optium Corp. (a)	200	2,200
Powerwave Technologies, Inc. (a)	122,500	493,675
RADWARE Ltd. (a)	6,500	63,570
Research In Motion Ltd. (a)	10,600	1,472,022
Sandvine Corp. (a)	166,900	196,551
Sandvine Corp. (U.K.) (a)	230,900	276,721
Sonus Networks, Inc. (a)(d)	124,500	534,105
Starent Networks Corp.	109,900	1,924,349
Symmetricom, Inc. (a)	82,000	345,220
		27,650,840
COMPUTERS & PERIPHERALS - 7.0%
Computer Storage & Peripherals - 7.0%
EMC Corp. (a)	128,800	2,246,272
Isilon Systems, Inc. (a)	100	490
NetApp, Inc. (a)	91,700	2,235,646
TPV Technology Ltd.	158,000	97,182
		4,579,590
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.9%
Electronic Equipment & Instruments - 1.1%
Chi Mei Optoelectronics Corp.	4,043	5,510
Nippon Electric Glass Co. Ltd.	26,000	505,501
Orbotech Ltd. (a)	12,400	212,412
		723,423

	Shares	Value
Electronic Manufacturing Services - 0.8%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	76,280	$ 431,407
SMART Modular Technologies (WWH), Inc. (a)	22,400	120,512
		551,919
Technology Distributors - 0.0%
Mellanox Technologies Ltd. (a)	100	1,634
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		1,276,976
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
athenahealth, Inc.	100	3,167
HOUSEHOLD DURABLES - 0.2%
Consumer Electronics - 0.2%
Directed Electronics, Inc. (a)	48,100	74,074
Thomson SA	11,800	75,081
		149,155
INTERNET SOFTWARE & SERVICES - 4.5%
Internet Software & Services - 4.5%
Constant Contact, Inc.	100	1,920
DivX, Inc. (a)	100	979
Google, Inc. Class A (sub. vtg.) (a)	4,900	2,870,420
Openwave Systems, Inc.	54,200	107,316
Switch & Data Facilities Co., Inc. (a)	300	5,355
		2,985,990
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 24.7%
Semiconductor Equipment - 1.7%
Credence Systems Corp. (a)	127,500	137,700
Tessera Technologies, Inc. (a)	44,500	937,615
		1,075,315
Semiconductors - 23.0%
Advanced Semiconductor Engineering, Inc. sponsored ADR	25,300	132,825
Altera Corp.	61,100	1,413,854
Applied Micro Circuits Corp. (a)	51,450	504,725
AuthenTec, Inc.	1,800	24,534
Broadcom Corp. Class A (a)	92,150	2,643,784
Cree, Inc. (a)	2,700	68,634
Cypress Semiconductor Corp. (a)	32,800	914,464
Lattice Semiconductor Corp. (a)	34,500	122,820
Marvell Technology Group Ltd. (a)	257,080	4,462,909
Maxim Integrated Products, Inc.	6,900	152,490
MediaTek, Inc.	5,000	62,474
Mindspeed Technologies, Inc. (a)	692,133	567,549
MIPS Technologies, Inc. (a)	33,500	127,970
ON Semiconductor Corp. (a)	26,450	261,591
PMC-Sierra, Inc. (a)	72,300	615,273
Realtek Semiconductor Corp.	19,000	57,414
Richtek Technology Corp.	7,000	65,598
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Silicon Laboratories, Inc. (a)	26,100	$ 961,785
Siliconware Precision Industries Co. Ltd. sponsored ADR	14,100	119,709
Spansion, Inc. Class A (a)	46,200	145,530
Spreadtrum Communications, Inc. ADR	900	8,460
Tower Semicondutor Ltd. (a)	239,700	234,906
Xilinx, Inc.	54,500	1,482,400
		15,151,698
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		16,227,013
SOFTWARE - 2.2%
Application Software - 1.1%
Ulticom, Inc. (a)	95,200	752,080
Systems Software - 1.1%
Allot Communications Ltd. (a)	2,800	8,680
Check Point Software Technologies Ltd. (a)	21,300	528,879
Double-Take Software, Inc. (a)	12,200	159,088
Macrovision Solutions Corp. (a)	42	568
		697,215
TOTAL SOFTWARE		1,449,295
TOTAL COMMON STOCKS (Cost $63,732,094)		54,624,795
Convertible Bonds - 0.3%
	Principal Amount	Value
COMMUNICATIONS EQUIPMENT - 0.3%
Communications Equipment - 0.3%
Ciena Corp. 0.25% 5/1/13 (Cost $230,000)	$ 230,000	$ 216,687
Money Market Funds - 25.1%
	Shares
Fidelity Cash Central Fund, 2.44% (b)	10,468,385	10,468,385
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	6,051,660	6,051,660
TOTAL MONEY MARKET FUNDS (Cost $16,520,045)		16,520,045
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $80,482,139)	71,361,527
NET OTHER ASSETS - (8.4)%	(5,509,287)
NET ASSETS - 100%	$ 65,852,240
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,105
Fidelity Securities Lending Cash Central Fund	5,773
Total	$ 43,878
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 71,361,527	$ 71,144,840	$ 216,687	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $80,857,119. Net unrealized depreciation aggregated $9,495,592, of which $4,627,626 related to appreciated investment securities and $14,123,218 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Paper and Forest
Products Portfolio

May 31, 2008

1.802186.104

PAP-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 2.3%
Office Services & Supplies - 2.3%
Avery Dennison Corp.	9,300	$ 479,694
CONTAINERS & PACKAGING - 35.4%
Metal & Glass Containers - 4.5%
Greif, Inc. Class A	11,100	744,144
Owens-Illinois, Inc. (a)	1,700	97,274
Pactiv Corp. (a)	4,000	98,520
		939,938
Paper Packaging - 30.9%
Bemis Co., Inc.	4,100	109,060
Cascades, Inc.	37,100	256,545
Graphic Packaging Holding Co. (a)	35,900	107,341
Kazakhstan Kagazy PLC GDR (a)(e)	5,000	18,750
Packaging Corp. of America	59,000	1,536,360
Rock-Tenn Co. Class A	23,200	828,008
Sealed Air Corp.	28,150	685,734
Smurfit-Stone Container Corp. (a)	127,870	860,565
Sonoco Products Co.	21,800	754,716
Temple-Inland, Inc. (d)	87,300	1,271,961
		6,429,040
TOTAL CONTAINERS & PACKAGING		7,368,978
FOOD PRODUCTS - 1.0%
Agricultural Products - 1.0%
BrasilAgro - Compania Brasileira de Propriedades Agricolas (a)	16,000	125,816
Timbercorp Ltd.	75,129	71,808
		197,624
HOUSEHOLD PRODUCTS - 0.0%
Household Products - 0.0%
Kimberly-Clark Corp.	100	6,380
MACHINERY - 1.4%
Industrial Machinery - 1.4%
Albany International Corp. Class A	1,300	44,993
Kadant, Inc. (a)	4,500	120,285
Xerium Technologies, Inc. (d)	25,900	120,953
		286,231
MEDIA - 0.2%
Publishing - 0.2%
R.H. Donnelley Corp. (a)(d)	6,800	36,924

	Shares	Value
PAPER & FOREST PRODUCTS - 34.9%
Forest Products - 15.7%
Deltic Timber Corp.	5,900	$ 318,010
Gunns Ltd.	89,568	258,539
Louisiana-Pacific Corp. (d)	66,500	807,310
Masisa SA ADR	2,000	20,000
Samling Global Ltd.	420,000	78,038
Sino-Forest Corp. (a)	6,200	129,804
TimberWest Forest Corp.	2,000	24,258
Weyerhaeuser Co.	26,300	1,639,279
		3,275,238
Paper Products - 19.2%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.) (d)	1,300	117,962
Buckeye Technologies, Inc. (a)	14,700	156,408
Canfor Pulp Income Fund	3,700	43,126
Domtar Corp. (a)	197,800	1,358,886
Glatfelter	29,500	459,610
Kapstone Paper & Packaging Corp. (a)	200	1,426
Lee & Man Paper Manufacturing Ltd.	131,600	274,198
Mercer International, Inc. (SBI) (a)(d)	5,700	45,714
Mondi PLC	8,100	57,763
Neenah Paper, Inc.	6,000	127,500
Nine Dragons Paper Holdings Ltd.	373,000	406,271
Schweitzer-Mauduit International, Inc.	31,800	648,720
Verso Paper Corp.	7,700	75,922
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	4,000	134,640
Wausau-Mosinee Paper Corp.	9,500	90,250
		3,998,396
TOTAL PAPER & FOREST PRODUCTS		7,273,634
REAL ESTATE INVESTMENT TRUSTS - 17.6%
Specialized REITs - 17.6%
Plum Creek Timber Co., Inc.	36,800	1,716,721
Potlatch Corp.	21,279	1,028,627
Rayonier, Inc.	19,200	911,232
		3,656,580
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.8%
Real Estate Management & Development - 1.8%
Forestar Real Estate Group, Inc. (a)	13,633	340,825
The St. Joe Co. (d)	1,100	42,218
		383,043
TRADING COMPANIES & DISTRIBUTORS - 0.8%
Trading Companies & Distributors - 0.8%
Beacon Roofing Supply, Inc. (a)(d)	5,500	67,155
BlueLinx Corp. (d)	19,300	91,868
		159,023
TOTAL COMMON STOCKS (Cost $24,272,312)		19,848,111
Money Market Funds - 13.1%
	Shares	Value
Fidelity Cash Central Fund, 2.44% (b)	317,248	$ 317,248
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	2,410,650	2,410,650
TOTAL MONEY MARKET FUNDS (Cost $2,727,898)		2,727,898
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $27,000,210)	22,576,009
NET OTHER ASSETS - (8.5)%	(1,760,339)
NET ASSETS - 100%	$ 20,815,670
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,750 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,864
Fidelity Securities Lending Cash Central Fund	2,422
Total	$ 5,286
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 22,576,009	$ 22,576,009	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $27,367,398. Net unrealized depreciation aggregated $4,791,389, of which $988,960 related to appreciated investment securities and $5,780,349 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Pharmaceuticals Portfolio

May 31, 2008

1.802187.104

PHR-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
BIOTECHNOLOGY - 6.6%
Biotechnology - 6.6%
Acambis PLC (a)	100	$ 230
Acorda Therapeutics, Inc. (a)	21,500	463,540
Actelion Ltd. (Reg.) (a)	100	5,464
Alexion Pharmaceuticals, Inc. (a)	2,191	156,328
Alnylam Pharmaceuticals, Inc. (a)	6,900	199,272
Amylin Pharmaceuticals, Inc. (a)	11,260	357,730
Antigenics, Inc. (a)	100	231
Avant Immunotherapeutics, Inc. (a)	5,000	70,050
Biocon Ltd.	300	3,304
Biogen Idec, Inc. (a)	3,500	219,625
BioMarin Pharmaceutical, Inc. (a)	9,000	343,530
Celgene Corp. (a)	3,800	231,268
Cephalon, Inc. (a)	3,700	250,527
Cepheid, Inc. (a)	100	2,632
Cougar Biotechnology, Inc. (a)	18,500	499,870
Crucell NV sponsored ADR (a)	6,900	131,859
CSL Ltd.	57,478	2,186,511
Cubist Pharmaceuticals, Inc. (a)	7,900	150,574
Diagnocure, Inc. (a)	100	282
Dynavax Technologies Corp. (a)	100	162
EPIX Pharmaceuticals, Inc. (a)	100	219
Genentech, Inc. (a)	1,100	77,957
Genomic Health, Inc. (a)	100	1,730
Grifols SA	5,000	143,591
GTx, Inc. (a)(d)	4,000	60,080
Idenix Pharmaceuticals, Inc. (a)	7,400	48,396
ImClone Systems, Inc. (a)	6,200	270,196
Incyte Corp. (a)	14,700	142,737
Indevus Pharmaceuticals, Inc. (a)	107,900	484,471
Intercell AG (a)	12,000	556,505
Martek Biosciences (a)	100	3,776
Momenta Pharmaceuticals, Inc. (a)	100	1,282
Myriad Genetics, Inc. (a)	21,100	1,021,662
Nanosphere, Inc.	2,100	20,160
Novavax, Inc. (a)	1,000	3,000
ONYX Pharmaceuticals, Inc. (a)	8,300	293,322
OSI Pharmaceuticals, Inc. (a)	100	3,530
Prana Biotechnology Ltd. ADR (a)	1,400	5,600
Rigel Pharmaceuticals, Inc. (a)	29,100	679,194
Targacept, Inc. (a)	100	792
Transition Therapeutics, Inc. (a)	2,222	26,056
United Therapeutics Corp. (a)	2,300	219,673
Vanda Pharmaceuticals, Inc. (a)	5,100	23,868
Vertex Pharmaceuticals, Inc. (a)	80	2,290
		9,363,076
CHEMICALS - 0.7%
Diversified Chemicals - 0.5%
Bayer AG sponsored ADR	7,700	684,915

	Shares	Value
Specialty Chemicals - 0.2%
Jubilant Organosys Ltd.	1,000	$ 8,328
Sigma Aldrich Corp.	5,000	293,800
		302,128
TOTAL CHEMICALS		987,043
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%
Electronic Equipment & Instruments - 0.0%
Mettler-Toledo International, Inc. (a)	100	10,370
FOOD & STAPLES RETAILING - 0.3%
Drug Retail - 0.3%
China Nepstar Chain Drugstore Ltd. ADR	5,900	68,086
CVS Caremark Corp.	8,300	355,157
		423,243
HEALTH CARE EQUIPMENT & SUPPLIES - 4.3%
Health Care Equipment - 3.4%
Abiomed, Inc. (a)	100	1,478
American Medical Systems Holdings, Inc. (a)	14,100	213,051
ArthroCare Corp. (a)	174	7,675
Baxter International, Inc.	10,700	653,770
Becton, Dickinson & Co.	100	8,445
C.R. Bard, Inc.	2,400	218,880
Carl Zeiss Meditec AG	100	1,795
China Medical Technologies, Inc. sponsored ADR (d)	12,000	473,160
Conceptus, Inc. (a)	800	15,184
Covidien Ltd.	5,400	270,486
Exactech, Inc. (a)	1,700	45,203
Gen-Probe, Inc. (a)	7,700	438,438
GN Store Nordic AS (a)	100	667
Hologic, Inc. (a)	3,200	76,896
Integra LifeSciences Holdings Corp. (a)	100	4,202
Masimo Corp.	19,330	668,045
Mentor Corp.	1,644	51,802
Meridian Bioscience, Inc.	6,700	196,511
Mindray Medical International Ltd. sponsored ADR	15,400	645,260
Mingyuan Medicare Development Co. Ltd.	10,000	1,589
Nobel Biocare Holding AG (Switzerland)	100	3,943
NuVasive, Inc. (a)	3,500	148,155
Quidel Corp. (a)	22,800	389,196
ResMed, Inc. (a)	400	15,756
SonoSite, Inc. (a)	100	3,072
Sonova Holding AG	3,190	289,986
TomoTherapy, Inc.	100	891
		4,843,536
Health Care Supplies - 0.9%
Abcam PLC	100	858
Alcon, Inc.	3,300	518,100
Align Technology, Inc. (a)	14,900	196,233
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Supplies - continued
Immucor, Inc. (a)	5,900	$ 158,297
Inverness Medical Innovations, Inc. (a)	4,000	146,240
TranS1, Inc.	17,400	246,732
West Pharmaceutical Services, Inc.	100	4,743
		1,271,203
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		6,114,739
HEALTH CARE PROVIDERS & SERVICES - 1.7%
Health Care Distributors & Services - 0.6%
BMP Sunstone Corp. (a)	11,100	81,363
BMP Sunstone Corp. warrants 8/19/12 (a)(f)	1,000	864
Chindex International, Inc. (a)	150	3,552
Henry Schein, Inc. (a)	2,600	144,872
McKesson Corp.	7,500	432,375
Profarma Distribuidora de Produtos Farmaceuticos SA	7,500	123,348
		786,374
Health Care Facilities - 0.0%
Brookdale Senior Living, Inc.	500	13,190
Community Health Systems, Inc. (a)	100	3,603
Emeritus Corp. (a)	500	10,615
Psychiatric Solutions, Inc. (a)	100	3,647
Sunrise Senior Living, Inc. (a)	500	13,240
VCA Antech, Inc. (a)	100	3,137
		47,432
Health Care Services - 1.0%
Almost Family, Inc. (a)	269	6,566
CardioNet, Inc.	3,100	79,422
Diagnosticos da America SA	500	13,123
Emergency Medical Services Corp. Class A (a)	700	16,317
Express Scripts, Inc. (a)	6,800	490,348
Health Grades, Inc. (a)	3,900	21,996
HealthExtras, Inc. (a)	7,400	231,250
Healthways, Inc. (a)	100	3,230
LHC Group, Inc. (a)	500	10,835
Medco Health Solutions, Inc. (a)	12,000	581,400
		1,454,487
Managed Health Care - 0.1%
Centene Corp. (a)	2,200	46,442
Humana, Inc. (a)	700	35,735
Molina Healthcare, Inc. (a)	1,800	54,288
UnitedHealth Group, Inc.	100	3,421
		139,886
TOTAL HEALTH CARE PROVIDERS & SERVICES		2,428,179

	Shares	Value
HEALTH CARE TECHNOLOGY - 0.9%
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (a)	10,500	$ 130,515
Cerner Corp. (a)(d)	13,800	626,106
Eclipsys Corp. (a)	4,500	91,800
MedAssets, Inc.	100	1,786
Phase Forward, Inc. (a)	14,200	246,228
TriZetto Group, Inc. (a)	7,700	165,319
		1,261,754
LIFE SCIENCES TOOLS & SERVICES - 2.8%
Life Sciences Tools & Services - 2.8%
AMAG Pharmaceuticals, Inc.	3,200	128,000
Applera Corp. - Applied Biosystems Group	4,600	159,896
Bruker BioSciences Corp. (a)	9,500	110,580
Charles River Laboratories International, Inc. (a)	5,700	366,396
Covance, Inc. (a)	4,400	360,712
eResearchTechnology, Inc. (a)	100	1,599
ICON PLC sponsored ADR (a)	3,700	260,850
Illumina, Inc. (a)	6,600	517,968
Lonza Group AG	4,373	605,834
Medivation, Inc. (a)(d)	14,800	224,516
PAREXEL International Corp. (a)	13,300	327,047
PerkinElmer, Inc.	100	2,828
Pharmaceutical Product Development, Inc.	3,400	150,314
QIAGEN NV (a)	10,477	208,597
Sequenom, Inc. (a)	100	769
Techne Corp. (a)	3,866	303,481
Varian, Inc. (a)	1,400	77,686
Waters Corp. (a)	1,400	86,128
Wuxi Pharmatech Cayman, Inc. sponsored ADR	3,900	79,755
		3,972,956
MACHINERY - 0.0%
Industrial Machinery - 0.0%
Danaher Corp.	200	15,636
PERSONAL PRODUCTS - 0.6%
Personal Products - 0.6%
Chattem, Inc. (a)(d)	14,600	908,266
PHARMACEUTICALS - 80.9%
Pharmaceuticals - 80.9%
Abbott Laboratories (d)	323,900	18,251,767
Addex Pharmaceuticals Ltd.	100	3,348
Akorn, Inc. (a)	700	3,325
Allergan, Inc.	86,700	4,995,654
Allergy Therapeutics PLC (a)	100	71
Alpharma, Inc. Class A (a)	10,600	267,014
APP Pharmaceuticals, Inc. (a)	100	1,326
Ardea Biosciences, Inc. (a)	5,000	72,000
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
ARYx Therapeutics, Inc.	166	$ 1,038
Aurobindo Pharma Ltd.	1,000	7,192
Auxilium Pharmaceuticals, Inc. (a)	25,100	799,184
Barr Pharmaceuticals, Inc. (a)(d)	34,150	1,495,770
Biodel, Inc.	10,400	162,968
Bristol-Myers Squibb Co.	235,300	5,362,487
Cardiome Pharma Corp. (a)	23,100	215,073
Cipla Ltd.	100	503
Discovery Laboratories, Inc. (a)	100	187
Elan Corp. PLC sponsored ADR (a)	49,900	1,249,496
Eli Lilly & Co.	133,500	6,426,690
Endo Pharmaceuticals Holdings, Inc. (a)	20,900	514,976
Forest Laboratories, Inc. (a)	27,220	977,470
GlaxoSmithKline PLC sponsored ADR (a)	8,100	360,693
Guangzhou Pharmaceutical Co. Ltd. (H Shares)	51,000	45,746
Ipsen SA	8,200	550,708
Johnson & Johnson	269,800	18,006,452
King Pharmaceuticals, Inc. (a)	24,200	248,292
Lev Pharmaceuticals, Inc. (a)	43,100	80,166
Map Pharmaceuticals, Inc.	100	1,385
Matrixx Initiatives, Inc. (a)	5,000	82,600
Medicines Co. (a)	100	1,830
Medicis Pharmaceutical Corp. Class A	3,200	76,096
Merck & Co., Inc.	408,400	15,911,264
Merck KGaA	4,061	570,867
Mylan, Inc. (d)	79,400	1,059,990
Nexmed, Inc. (a)	413,700	541,947
Noven Pharmaceuticals, Inc. (a)	100	1,224
Novo Nordisk AS Series B sponsored ADR	33,000	2,154,900
Par Pharmaceutical Companies, Inc. (a)	100	1,824
Perrigo Co.	81,100	2,969,071
Pfizer, Inc.	220,600	4,270,816
Pharmstandard OJSC GDR unit (a)(e)	3,600	104,400
Piramal Healthcare Ltd.	1,000	8,520
Roche Holding AG (participation certificate)	2,099	361,883
Schering-Plough Corp.	366,790	7,482,516
Sciele Pharma, Inc. (a)(d)	14,400	315,504
Sepracor, Inc. (a)	8,300	179,363
Shire PLC	71,900	1,226,490
Sirtris Pharmaceuticals, Inc.	6,700	150,616
Stada Arzneimittel AG	6,500	426,223
Sucampo Pharmaceuticals, Inc. Class A	2,000	21,360
Teva Pharmaceutical Industries Ltd. sponsored ADR	23,900	1,092,947

	Shares	Value
Valeant Pharmaceuticals International (a)(d)	45,700	$ 748,109
ViroPharma, Inc. (a)	1,700	16,303
Warner Chilcott Ltd. (a)	100	1,738
Watson Pharmaceuticals, Inc. (a)	28,000	799,680
Wyeth	252,670	11,236,235
XenoPort, Inc. (a)	65,300	2,826,184
		114,741,481
TOTAL COMMON STOCKS (Cost $128,211,684)		140,226,743
Money Market Funds - 7.3%

Fidelity Cash Central Fund, 2.44% (b)	821,863	821,863
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	9,472,400	9,472,400
TOTAL MONEY MARKET FUNDS (Cost $10,294,263)		10,294,263
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $138,505,947)	150,521,006
NET OTHER ASSETS - (6.1)%	(8,671,632)
NET ASSETS - 100%	$ 141,849,374
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 104,400 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $864 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
BMP Sunstone Corp. warrants 8/19/12	8/17/07	$ 125
# Additional Information on each counterparty to the repurchase agreement is as follows:
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,073
Fidelity Securities Lending Cash Central Fund	15,815
Total	$ 23,888
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 150,521,006	$ 149,293,652	$ 1,227,354	$ 0
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $140,034,216. Net unrealized appreciation aggregated $10,486,790, of which $14,136,593 related to appreciated investment securities and $3,649,803 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Retailing Portfolio

May 31, 2008

1.802188.104

RET-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.5%
Office Services & Supplies - 1.5%
ACCO Brands Corp. (a)(d)	52,400	$ 803,816
DISTRIBUTORS - 1.5%
Distributors - 1.5%
Genuine Parts Co.	18,600	818,586
FOOD & STAPLES RETAILING - 9.9%
Drug Retail - 3.3%
CVS Caremark Corp.	42,900	1,835,691
Food Retail - 3.0%
Kroger Co.	58,500	1,616,940
Hypermarkets & Super Centers - 3.6%
Wal-Mart Stores, Inc.	34,600	1,997,804
TOTAL FOOD & STAPLES RETAILING		5,450,435
HOUSEHOLD DURABLES - 0.8%
Household Appliances - 0.8%
Whirlpool Corp. (d)	6,100	449,448
INTERNET & CATALOG RETAIL - 7.0%
Catalog Retail - 0.9%
Liberty Media Corp. - Interactive Series A (a)	29,700	504,603
Internet Retail - 6.1%
Amazon.com, Inc. (a)	22,600	1,844,612
Blue Nile, Inc. (a)(d)	24,400	1,300,764
Netflix, Inc. (a)(d)	5,800	176,088
		3,321,464
TOTAL INTERNET & CATALOG RETAIL		3,826,067
INTERNET SOFTWARE & SERVICES - 3.2%
Internet Software & Services - 3.2%
eBay, Inc. (a)	47,000	1,410,470
VistaPrint Ltd. (a)	11,900	372,708
		1,783,178
MEDIA - 3.9%
Movies & Entertainment - 3.9%
Live Nation, Inc. (a)(d)	21,200	321,180
Regal Entertainment Group Class A (d)	103,000	1,809,710
		2,130,890
METALS & MINING - 1.0%
Precious Metals & Minerals - 1.0%
Harry Winston Diamond Corp.	17,900	533,126
MULTILINE RETAIL - 15.6%
Department Stores - 7.6%
JCPenney Co., Inc.	30,000	1,207,200
Kohl's Corp. (a)(d)	22,400	1,003,520
Macy's, Inc.	30,400	719,568

	Shares	Value
Nordstrom, Inc.	26,400	$ 923,472
Saks, Inc. (a)	24,500	338,590
		4,192,350
General Merchandise Stores - 8.0%
Dollar Tree, Inc. (a)	19,300	712,170
Family Dollar Stores, Inc.	17,100	365,940
Target Corp.	61,500	3,281,640
		4,359,750
TOTAL MULTILINE RETAIL		8,552,100
SPECIALTY RETAIL - 54.0%
Apparel Retail - 13.8%
Abercrombie & Fitch Co. Class A (d)	19,700	1,430,220
Brown Shoe Co., Inc.	5,100	86,139
Citi Trends, Inc. (a)	4,200	93,240
Collective Brands, Inc. (a)(d)	13,500	152,955
DSW, Inc. Class A (a)(d)	23,800	351,526
Gymboree Corp. (a)	3,900	179,946
Hot Topic, Inc. (a)	32,100	168,525
J. Crew Group, Inc. (a)	5,000	186,350
Jos. A. Bank Clothiers, Inc. (a)(d)	2,100	57,120
Limited Brands, Inc.	12,400	240,312
Ross Stores, Inc. (d)	42,700	1,563,674
The Men's Wearhouse, Inc.	6,100	126,453
TJX Companies, Inc.	82,100	2,632,126
Tween Brands, Inc. (a)	14,100	280,026
Zumiez, Inc. (a)	1,900	39,824
		7,588,436
Automotive Retail - 7.8%
Advance Auto Parts, Inc.	43,600	1,757,080
AutoZone, Inc. (a)	15,300	1,936,368
CSK Auto Corp. (a)	100	1,153
O'Reilly Automotive, Inc. (a)	23,400	611,910
		4,306,511
Computer & Electronics Retail - 4.5%
Best Buy Co., Inc.	52,500	2,451,225
Home Improvement Retail - 8.8%
Lowe's Companies, Inc. (d)	135,100	3,242,400
Sherwin-Williams Co.	27,900	1,566,585
		4,808,985
Homefurnishing Retail - 0.5%
Rent-A-Center, Inc. (a)(d)	9,700	203,506
Select Comfort Corp. (a)	18,600	54,870
		258,376
Specialty Stores - 18.6%
A.C. Moore Arts & Crafts, Inc. (a)	21,900	153,081
OfficeMax, Inc.	75,800	1,643,344
PetSmart, Inc.	15,800	370,352
Staples, Inc. (d)	293,000	6,870,850
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Specialty Stores - continued
Tiffany & Co., Inc.	11,200	$ 549,136
Tsutsumi Jewelry Co. Ltd.	31,500	640,815
		10,227,578
TOTAL SPECIALTY RETAIL		29,641,111
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
Apparel, Accessories & Luxury Goods - 0.7%
Bijou Brigitte Modische Accessoires AG	2,800	387,724
TOTAL COMMON STOCKS (Cost $52,625,933)		54,376,481
Money Market Funds - 23.1%

Fidelity Cash Central Fund, 2.44% (b)	298,517	298,517
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	12,366,075	12,366,075
TOTAL MONEY MARKET FUNDS (Cost $12,664,592)		12,664,592
TOTAL INVESTMENT PORTFOLIO - 122.2% (Cost $65,290,525)	67,041,073
NET OTHER ASSETS - (22.2)%	(12,179,680)
NET ASSETS - 100%	$ 54,861,393
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,271
Fidelity Securities Lending Cash Central Fund	33,071
Total	$ 37,342
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 67,041,073	$ 67,041,073	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $66,730,831. Net unrealized appreciation aggregated $310,242, of which $3,147,284 related to appreciated investment securities and $2,837,042 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Software and
Computer Services Portfolio

May 31, 2008

1.802189.104

SOF-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.5%
Communications Equipment - 0.5%
Research In Motion Ltd. (a)	32,400	$ 4,499,388
COMPUTERS & PERIPHERALS - 0.5%
Computer Hardware - 0.5%
Apple, Inc. (a)	23,400	4,416,750
DIVERSIFIED CONSUMER SERVICES - 1.0%
Education Services - 1.0%
Aptech Ltd. (a)	400,000	2,168,406
Educomp Solutions Ltd.	75,000	7,022,800
		9,191,206
INTERNET SOFTWARE & SERVICES - 18.3%
Internet Software & Services - 18.3%
eBay, Inc. (a)	531,200	15,941,312
Google, Inc. Class A (sub. vtg.) (a)	194,400	113,879,521
Omniture, Inc. (a)	201,476	4,966,383
Open Text Corp. (a)	90,000	3,215,903
Yahoo!, Inc. (a)	992,700	26,564,652
		164,567,771
IT SERVICES - 33.4%
Data Processing & Outsourced Services - 16.8%
Affiliated Computer Services, Inc. Class A (a)	153,200	8,303,440
Alliance Data Systems Corp. (a)	143,600	8,621,744
ExlService Holdings, Inc. (a)	796,293	15,878,082
Genpact Ltd.	251,600	3,648,200
MasterCard, Inc. Class A (d)	109,000	33,642,850
Paychex, Inc. (d)	171,400	5,921,870
Syntel, Inc. (d)	245,200	8,018,040
The Western Union Co.	430,400	10,174,656
Visa, Inc.	565,900	48,871,124
WNS Holdings Ltd. ADR (a)	432,650	7,722,803
		150,802,809
IT Consulting & Other Services - 16.6%
Accenture Ltd. Class A	288,700	11,784,734
Cognizant Technology Solutions Corp. Class A (a)	2,275,300	80,272,584
Infosys Technologies Ltd. sponsored ADR	415,200	20,390,472
Patni Computer Systems Ltd. sponsored ADR (d)	416,200	5,493,840
Satyam Computer Services Ltd. sponsored ADR (d)	1,071,500	31,180,650
		149,122,280
TOTAL IT SERVICES		299,925,089
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
Semiconductors - 0.3%
Skyworks Solutions, Inc. (a)	235,800	2,435,814

	Shares	Value
SOFTWARE - 44.8%
Application Software - 11.4%
Adobe Systems, Inc. (a)	598,900	$ 26,387,534
Ansys, Inc. (a)(d)	219,300	10,372,890
Autonomy Corp. PLC (a)	405,400	7,119,099
Citrix Systems, Inc. (a)	162,700	5,569,221
Concur Technologies, Inc. (a)	97,900	3,589,993
Informatica Corp. (a)	807,400	14,533,200
Nuance Communications, Inc. (a)(d)	372,300	7,341,756
Quest Software, Inc. (a)	1,260,614	21,443,044
Salesforce.com, Inc. (a)	78,800	5,698,028
		102,054,765
Home Entertainment Software - 6.3%
Activision, Inc. (a)	450,300	15,197,625
Gameloft (a)	357,800	1,775,648
Nintendo Co. Ltd.	41,000	22,615,601
THQ, Inc. (a)	235,500	5,051,475
Ubisoft Entertainment SA (a)	126,568	12,266,985
		56,907,334
Systems Software - 27.1%
McAfee, Inc. (a)	246,300	8,928,375
Microsoft Corp.	4,010,100	113,566,032
Novell, Inc. (a)	1,049,336	7,429,299
Oracle Corp. (a)(d)	3,381,400	77,231,176
Red Hat, Inc. (a)	231,100	5,629,596
Symantec Corp. (a)	266,700	5,795,391
Utimaco Safeware AG (d)	121,909	1,744,815
VMware, Inc. Class A (d)	338,608	23,252,211
		243,576,895
TOTAL SOFTWARE		402,538,994
TOTAL COMMON STOCKS (Cost $741,157,987)		887,575,012
Money Market Funds - 7.9%

Fidelity Cash Central Fund, 2.44% (b)	1,083,459	1,083,459
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	70,165,388	70,165,388
TOTAL MONEY MARKET FUNDS (Cost $71,248,847)		71,248,847
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $812,406,834)		958,823,859
NET OTHER ASSETS - (6.7)%		(60,353,425)
NET ASSETS - 100%		$ 898,470,434
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 85,132
Fidelity Securities Lending Cash Central Fund	452,490
Total	$ 537,622
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 958,823,859	$ 936,208,258	$ 22,615,601	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $816,521,136. Net unrealized appreciation aggregated $142,302,723, of which $178,963,292 related to appreciated investment securities and $36,660,569 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Technology Portfolio

May 31, 2008

1.802190.104

TEC-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.3%
Diversified Commercial & Professional Services - 1.3%
China Security & Surveillance Technology, Inc. (a)(d)	1,106,600	$ 22,984,082
COMMUNICATIONS EQUIPMENT - 19.4%
Communications Equipment - 19.4%
ADVA AG Optical Networking (a)(d)	703,356	3,129,443
Arris Group, Inc. (a)	751,100	7,030,296
Aruba Networks, Inc. (a)	27,600	173,328
AudioCodes Ltd. (a)	765,600	2,985,840
Balda AG (a)(d)	255,800	779,978
Cisco Systems, Inc. (a)	5,058,200	135,155,104
Cogo Group, Inc. (a)	799,234	11,205,261
CommScope, Inc. (a)	50,000	2,742,500
Comverse Technology, Inc. (a)	829,400	15,468,310
Delta Networks, Inc.	4,418,000	1,347,383
F5 Networks, Inc. (a)	278,700	8,374,935
Foxconn International Holdings Ltd. (a)	2,038,000	2,773,429
Harris Stratex Networks, Inc. Class A (a)	418,800	4,707,312
Infinera Corp.	276,900	3,954,132
NETGEAR, Inc. (a)	30,902	586,829
Nokia Corp. sponsored ADR	31,000	880,400
Opnext, Inc. (a)	258,800	1,501,040
Powerwave Technologies, Inc. (a)	2,710,000	10,921,300
QUALCOMM, Inc.	1,131,100	54,903,594
Research In Motion Ltd. (a)	152,000	21,108,241
Riverbed Technology, Inc. (a)(d)	107,000	1,920,650
Sandvine Corp. (a)	3,502,400	4,124,618
Sandvine Corp. (U.K.) (a)	1,941,200	2,326,420
Sonus Networks, Inc. (a)(d)	2,602,494	11,164,699
Starent Networks Corp.	1,975,163	34,585,104
		343,850,146
COMPUTERS & PERIPHERALS - 14.3%
Computer Hardware - 10.2%
Apple, Inc. (a)	741,300	139,920,374
Foxconn Technology Co. Ltd.	77,000	446,872
Hewlett-Packard Co.	86,900	4,089,514
High Tech Computer Corp.	922,500	24,539,334
Palm, Inc. (d)	438,800	2,659,128
Stratasys, Inc. (a)	450,400	9,805,208
		181,460,430
Computer Storage & Peripherals - 4.1%
Innolux Display Corp.	1,572,051	4,393,731
Netezza Corp.	588,500	7,591,650
SanDisk Corp. (a)	1,190,500	33,703,055

	Shares	Value
Synaptics, Inc. (a)(d)	596,930	$ 25,530,696
TPV Technology Ltd.	3,000,000	1,845,231
		73,064,363
TOTAL COMPUTERS & PERIPHERALS		254,524,793
DIVERSIFIED CONSUMER SERVICES - 0.9%
Education Services - 0.9%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	252,300	16,588,725
ELECTRIC UTILITIES - 0.4%
Electric Utilities - 0.4%
Enernoc, Inc. (d)	541,733	8,044,735
ELECTRICAL EQUIPMENT - 3.6%
Electrical Components & Equipment - 3.4%
Canadian Solar, Inc. (a)	46,400	1,842,544
Energy Conversion Devices, Inc. (a)	31,900	2,025,012
First Solar, Inc. (a)	66,200	17,711,148
JA Solar Holdings Co. Ltd. ADR (a)	180,500	3,839,235
Neo-Neon Holdings Ltd.	12,136,000	6,889,181
Q-Cells AG (a)	31,800	3,866,179
Renewable Energy Corp. AS (a)	304,850	9,053,176
SolarWorld AG (d)	190,700	9,843,577
Sunpower Corp. Class A (a)	69,423	5,685,744
		60,755,796
Heavy Electrical Equipment - 0.2%
Suzlon Energy Ltd. (a)	474,989	3,125,283
TOTAL ELECTRICAL EQUIPMENT		63,881,079
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.2%
Electronic Equipment & Instruments - 1.1%
Amphenol Corp. Class A	150,000	6,994,500
Comverge, Inc. (d)	253,900	3,247,381
ENE Technology, Inc.	156,000	397,534
Everlight Electronics Co. Ltd.	2,275,000	8,041,513
Motech Industries, Inc. GDR (a)(e)	210,015	1,290,178
		19,971,106
Electronic Manufacturing Services - 1.1%
Trimble Navigation Ltd. (a)	498,200	19,848,288
Technology Distributors - 1.0%
Arrow Electronics, Inc. (a)	182,900	5,607,714
Avnet, Inc. (a)	384,800	11,359,296
		16,967,010
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		56,786,404
HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
Health Care Equipment - 2.7%
Golden Meditech Co. Ltd.	4,532,000	1,811,894
I-Flow Corp. (a)	211,500	2,903,895
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Mindray Medical International Ltd. sponsored ADR	781,479	$ 32,743,970
Mingyuan Medicare Development Co. Ltd.	64,220,000	10,204,231
		47,663,990
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
athenahealth, Inc.	1,500	47,505
HOTELS, RESTAURANTS & LEISURE - 1.6%
Hotels, Resorts & Cruise Lines - 1.6%
Ctrip.com International Ltd. sponsored ADR	409,000	23,877,420
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	182,100	4,474,197
		28,351,617
HOUSEHOLD DURABLES - 0.1%
Consumer Electronics - 0.1%
TomTom Group BV (a)	32,200	1,196,234
INTERNET & CATALOG RETAIL - 0.0%
Catalog Retail - 0.0%
Acorn International, Inc. sponsored ADR	2,800	22,204
INTERNET SOFTWARE & SERVICES - 4.5%
Internet Software & Services - 4.5%
Alibaba.com Ltd. (e)	938,500	1,743,776
Blinkx PLC	500,000	267,422
DealerTrack Holdings, Inc. (a)	30,700	645,928
Equinix, Inc. (a)	63,800	6,092,262
Google, Inc. Class A (sub. vtg.) (a)	58,700	34,386,460
LivePerson, Inc. (a)	717,300	2,309,706
LoopNet, Inc. (a)(d)	150,000	1,969,500
Omniture, Inc. (a)	756,589	18,649,919
Tencent Holdings Ltd.	1,297,200	10,920,955
VistaPrint Ltd. (a)	100,000	3,132,000
		80,117,928
IT SERVICES - 2.4%
Data Processing & Outsourced Services - 2.1%
Visa, Inc.	411,700	35,554,412
WNS Holdings Ltd. ADR (a)	130,300	2,325,855
		37,880,267
IT Consulting & Other Services - 0.3%
China Information Security Technology, Inc. (a)	125,000	892,500
HCL Technologies Ltd.	474,989	3,544,391
		4,436,891
TOTAL IT SERVICES		42,317,158

	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
QIAGEN NV (a)	79,200	$ 1,576,872
MACHINERY - 0.2%
Industrial Machinery - 0.2%
China Fire & Security Group, Inc. (a)(d)	317,519	3,829,279
METALS & MINING - 0.2%
Diversified Metals & Mining - 0.2%
Timminco Ltd. (a)	141,300	4,337,846
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 20.9%
Semiconductor Equipment - 9.5%
Aixtron AG	363,900	5,429,083
Applied Materials, Inc.	2,020,100	40,018,181
ASML Holding NV (NY Shares)	633,805	18,988,798
Cymer, Inc. (a)	209,022	6,462,960
FormFactor, Inc. (a)	337,400	7,365,442
Global Unichip Corp.	850,000	6,274,558
Lam Research Corp. (a)	845,200	34,399,640
LTX Corp. (a)	953,485	2,803,246
MEMC Electronic Materials, Inc. (a)	93,500	6,419,710
MEMSIC, Inc.	188,000	941,880
Tessera Technologies, Inc. (a)	440,700	9,285,549
Varian Semiconductor Equipment Associates, Inc. (a)	801,900	30,496,257
		168,885,304
Semiconductors - 11.4%
Advanced Analog Technology, Inc.	580,390	2,547,705
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	1,462,200	7,676,550
Anpec Electronics Corp.	190,583	349,050
Applied Micro Circuits Corp. (a)	417,425	4,094,939
Atheros Communications, Inc. (a)	340,000	11,362,800
AuthenTec, Inc.	143,400	1,954,542
Broadcom Corp. Class A (a)	808,420	23,193,570
Cavium Networks, Inc. (d)	1,151,593	30,010,514
Cypress Semiconductor Corp. (a)(d)	807,400	22,510,312
Diodes, Inc. (a)	119,100	3,362,193
Elan Microelectronics Corp.	453,000	811,788
Epistar Corp.	1,568,041	4,279,405
Faraday Technology Corp.	539,000	1,065,151
Formosa Epitaxy, Inc.	1,957,000	2,316,548
Global Mixed-mode Technology, Inc.	285,500	1,680,378
Infineon Technologies AG sponsored ADR (a)	1,033,900	9,356,795
Marvell Technology Group Ltd. (a)	872,343	15,143,874
MediaTek, Inc.	233,000	2,911,303
NVIDIA Corp. (a)	468,300	11,567,010
ON Semiconductor Corp. (a)	893,320	8,834,935
PMC-Sierra, Inc. (a)	323,500	2,752,985
Richtek Technology Corp.	1,218,500	11,418,742
Seoul Semiconductor Co. Ltd.	70,000	1,211,767
Silicon Laboratories, Inc. (a)	180,100	6,636,685
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Siliconware Precision Industries Co. Ltd. sponsored ADR	836,000	$ 7,097,640
Spansion, Inc. Class A (a)	522,900	1,647,135
Spreadtrum Communications, Inc. ADR	22,100	207,740
Supertex, Inc. (a)(d)	43,700	1,105,610
Taiwan Semiconductor Manufacturing Co. Ltd.	10,278	22,170
Zoran Corp. (a)	318,100	4,653,803
		201,783,639
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		370,668,943
SOFTWARE - 18.4%
Application Software - 6.2%
Adobe Systems, Inc. (a)	107,000	4,714,420
Autonomy Corp. PLC (a)	668,800	11,744,582
Callidus Software, Inc. (a)	999,527	6,077,124
Citrix Systems, Inc. (a)	201,300	6,890,499
Concur Technologies, Inc. (a)(d)	288,200	10,568,294
Global Digital Creations Holdings Ltd. (a)	23,458,000	1,352,670
Longtop Financial Technologies Ltd. ADR (d)	308,700	5,960,997
Mentor Graphics Corp. (a)	99,700	1,161,505
Nuance Communications, Inc. (a)(d)	1,438,545	28,368,107
Salesforce.com, Inc. (a)	147,400	10,658,494
Smith Micro Software, Inc. (a)	1,171,882	9,890,684
SuccessFactors, Inc.	13,300	147,630
Synchronoss Technologies, Inc. (a)	363,706	4,833,653
Taleo Corp. Class A (a)	371,374	7,349,491
Ulticom, Inc. (a)	100,000	790,000
		110,508,150
Home Entertainment Software - 8.6%
Electronic Arts, Inc. (a)	321,700	16,149,340
Nintendo Co. Ltd.	229,700	126,702,523
THQ, Inc. (a)(d)	426,600	9,150,570
		152,002,433
Systems Software - 3.6%
BMC Software, Inc. (a)	91,800	3,681,180
McAfee, Inc. (a)	150,000	5,437,500
Microsoft Corp.	1,034,400	29,294,208
Moldflow Corp. (a)	93,800	2,063,600
Oracle Corp. (a)	573,600	13,101,024
Utimaco Safeware AG	125,000	1,789,055
VMware, Inc. Class A (d)	134,600	9,242,982
		64,609,549
TOTAL SOFTWARE		327,120,132

	Shares	Value
SPECIALTY RETAIL - 1.4%
Computer & Electronics Retail - 1.4%
The Game Group PLC	4,302,800	$ 24,099,960
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	99,100	3,688,502
TOTAL COMMON STOCKS (Cost $1,715,080,674)		1,701,698,134
Convertible Bonds - 0.8%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
Semiconductors - 0.8%
Advanced Micro Devices, Inc. 5.75% 8/15/12 (Cost $12,747,201)	$ 17,200,000	13,373,000
Money Market Funds - 7.8%
	Shares
Fidelity Cash Central Fund, 2.44% (b)	53,653,984	53,653,984
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	85,237,823	85,237,823
TOTAL MONEY MARKET FUNDS (Cost $138,891,807)		138,891,807
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $1,866,719,682)	1,853,962,941
NET OTHER ASSETS - (4.4)%	(77,862,923)
NET ASSETS - 100%	$ 1,776,100,018
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,033,954 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 219,031
Fidelity Securities Lending Cash Central Fund	570,028
Total	$ 789,059
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,853,962,941	$ 1,712,597,240	$ 141,365,701	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,869,221,269. Net unrealized depreciation aggregated $15,258,328, of which $178,814,835 related to appreciated investment securities and $194,073,163 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Telecommunications Portfolio

May 31, 2008

1.802191.104

TEL-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 4.3%
Communications Equipment - 4.3%
Aruba Networks, Inc. (a)	392	$ 2,462
F5 Networks, Inc. (a)	1,600	48,080
Infinera Corp. (d)	75,300	1,075,284
Juniper Networks, Inc. (a)	46,300	1,274,176
Nortel Networks Corp. (a)	8,071	65,884
Polycom, Inc. (a)	1,700	42,364
Sandvine Corp. (a)	3,200	3,769
Sonus Networks, Inc. (a)	56,800	243,672
Starent Networks Corp.	698,458	12,230,000
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	300	8,112
		14,993,803
COMPUTERS & PERIPHERALS - 0.0%
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc. (a)	500	2,450
NetApp, Inc. (a)	700	17,066
Synaptics, Inc. (a)	300	12,831
		32,347
DIVERSIFIED TELECOMMUNICATION SERVICES - 54.2%
Alternative Carriers - 15.8%
Cable & Wireless PLC	18,800	61,187
Cogent Communications Group, Inc. (a)	58,908	969,037
Global Crossing Ltd. (a)	1,383,507	25,069,147
Iliad Group SA	600	60,094
Level 3 Communications, Inc. (a)(d)	2,025,352	6,946,957
PAETEC Holding Corp. (a)	73,600	650,624
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	1,142,642	21,367,405
		55,124,451
Integrated Telecommunication Services - 38.4%
AT&T, Inc.	1,671,602	66,696,920
BT Group PLC	5,053	22,247
Cbeyond, Inc. (a)	199,495	3,700,632
Cincinnati Bell, Inc. (a)	253,400	1,066,814
Deutsche Telekom AG (Reg.)	504,700	8,477,791
Embarq Corp.	30,400	1,438,528
FairPoint Communications, Inc.	34,149	307,341
NTELOS Holdings Corp.	632	17,645
PT Indosat Tbk	9,789,100	6,060,850
PT Telkomunikasi Indonesia Tbk Series B	355,900	310,410
Qwest Communications International, Inc. (d)	5,047,644	24,481,073
Telefonica SA	400	11,469
Telefonica SA sponsored ADR	800	68,824
Telenor ASA	4,400	95,521
Telenor ASA sponsored ADR	4,100	265,885
Telkom SA Ltd.	32,400	583,343

	Shares	Value
Verizon Communications, Inc.	503,424	$ 19,366,721
Windstream Corp.	40,308	537,709
		133,509,723
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		188,634,174
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
Electronic Manufacturing Services - 0.1%
Trimble Navigation Ltd. (a)	8,940	356,170
INTERNET SOFTWARE & SERVICES - 0.9%
Internet Software & Services - 0.9%
Google, Inc. Class A (sub. vtg.) (a)	90	52,722
SAVVIS, Inc. (a)(d)	182,100	3,037,428
		3,090,150
MEDIA - 9.7%
Broadcasting & Cable TV - 9.7%
Comcast Corp. Class A	247,400	5,566,500
Dish TV India Ltd. (a)	5,888	6,452
Liberty Global, Inc. Class A (a)	400	14,340
The DIRECTV Group, Inc. (a)(d)	385,000	10,818,500
Time Warner Cable, Inc. (a)	1,200	35,880
Virgin Media, Inc.	1,103,700	17,317,053
		33,758,725
SOFTWARE - 4.2%
Application Software - 2.4%
Nuance Communications, Inc. (a)	18,400	362,848
OnMobile Global Ltd.	8,904	140,139
Synchronoss Technologies, Inc. (a)(d)	592,163	7,869,846
		8,372,833
Home Entertainment Software - 1.8%
Gameloft (a)(d)	1,080,072	5,360,055
Glu Mobile, Inc. (a)	188,414	928,881
		6,288,936
TOTAL SOFTWARE		14,661,769
WIRELESS TELECOMMUNICATION SERVICES - 25.6%
Wireless Telecommunication Services - 25.6%
America Movil SAB de CV Series L sponsored ADR	17,000	1,016,090
American Tower Corp. Class A (a)(d)	300,600	13,743,432
Bharti Airtel Ltd. (a)	111,371	2,313,933
Centennial Communications Corp. Class A (a)	100,700	762,299
China Mobile (Hong Kong) Ltd. sponsored ADR	6,700	494,393
China Unicom Ltd. sponsored ADR	4,300	100,808
Clearwire Corp. (a)(d)	17,350	245,850
Crown Castle International Corp. (a)	189,800	8,064,602
Idea Cellular Ltd. (a)	3,004,585	7,760,894
Leap Wireless International, Inc. (a)	45,314	2,603,742
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
MetroPCS Communications, Inc. (d)	54,300	$ 1,153,332
Millicom International Cellular SA	106,800	12,373,848
MTN Group Ltd.	41,500	830,027
NII Holdings, Inc. (a)	68,400	3,433,680
SBA Communications Corp. Class A (a)	135,064	5,027,082
Sprint Nextel Corp.	732,513	6,856,322
Syniverse Holdings, Inc. (a)	34,268	738,818
Telephone & Data Systems, Inc.	16,488	785,983
Turkcell Iletisim Hizmet AS sponsored ADR	226,500	4,396,365
Virgin Mobile USA, Inc. Class A	600	2,148
Vodafone Group PLC sponsored ADR	510,900	16,394,781
		89,098,429
TOTAL COMMON STOCKS (Cost $389,018,229)		344,625,567
Money Market Funds - 14.1%
	Shares	Value
Fidelity Cash Central Fund, 2.44% (b)	2,005,938	$ 2,005,938
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	47,178,974	47,178,974
TOTAL MONEY MARKET FUNDS (Cost $49,184,912)		49,184,912
TOTAL INVESTMENT PORTFOLIO - 113.1% (Cost $438,203,141)	393,810,479
NET OTHER ASSETS - (13.1)%	(45,624,960)
NET ASSETS - 100%	$ 348,185,519
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,546
Fidelity Securities Lending Cash Central Fund	80,812
Total	$ 96,358
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 393,810,479	$ 385,198,164	$ 8,511,507	$ 100,808
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	(88,381)
Total Unrealized Gain (Loss)	7,670
Cost of Purchases	4,816,686
Proceeds of Sales	(4,635,167)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 100,808

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $442,686,708. Net unrealized depreciation aggregated $48,876,229, of which $18,507,771 related to appreciated investment securities and $67,384,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Advisor
Telecommunications Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Telecommunications Portfolio

1.851743.101

ATLC-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 4.3%
Communications Equipment - 4.3%
Aruba Networks, Inc. (a)	392	$ 2,462
F5 Networks, Inc. (a)	1,600	48,080
Infinera Corp. (d)	75,300	1,075,284
Juniper Networks, Inc. (a)	46,300	1,274,176
Nortel Networks Corp. (a)	8,071	65,884
Polycom, Inc. (a)	1,700	42,364
Sandvine Corp. (a)	3,200	3,769
Sonus Networks, Inc. (a)	56,800	243,672
Starent Networks Corp.	698,458	12,230,000
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	300	8,112
		14,993,803
COMPUTERS & PERIPHERALS - 0.0%
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc. (a)	500	2,450
NetApp, Inc. (a)	700	17,066
Synaptics, Inc. (a)	300	12,831
		32,347
DIVERSIFIED TELECOMMUNICATION SERVICES - 54.2%
Alternative Carriers - 15.8%
Cable & Wireless PLC	18,800	61,187
Cogent Communications Group, Inc. (a)	58,908	969,037
Global Crossing Ltd. (a)	1,383,507	25,069,147
Iliad Group SA	600	60,094
Level 3 Communications, Inc. (a)(d)	2,025,352	6,946,957
PAETEC Holding Corp. (a)	73,600	650,624
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	1,142,642	21,367,405
		55,124,451
Integrated Telecommunication Services - 38.4%
AT&T, Inc.	1,671,602	66,696,920
BT Group PLC	5,053	22,247
Cbeyond, Inc. (a)	199,495	3,700,632
Cincinnati Bell, Inc. (a)	253,400	1,066,814
Deutsche Telekom AG (Reg.)	504,700	8,477,791
Embarq Corp.	30,400	1,438,528
FairPoint Communications, Inc.	34,149	307,341
NTELOS Holdings Corp.	632	17,645
PT Indosat Tbk	9,789,100	6,060,850
PT Telkomunikasi Indonesia Tbk Series B	355,900	310,410
Qwest Communications International, Inc. (d)	5,047,644	24,481,073
Telefonica SA	400	11,469
Telefonica SA sponsored ADR	800	68,824
Telenor ASA	4,400	95,521
Telenor ASA sponsored ADR	4,100	265,885
Telkom SA Ltd.	32,400	583,343

	Shares	Value
Verizon Communications, Inc.	503,424	$ 19,366,721
Windstream Corp.	40,308	537,709
		133,509,723
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		188,634,174
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
Electronic Manufacturing Services - 0.1%
Trimble Navigation Ltd. (a)	8,940	356,170
INTERNET SOFTWARE & SERVICES - 0.9%
Internet Software & Services - 0.9%
Google, Inc. Class A (sub. vtg.) (a)	90	52,722
SAVVIS, Inc. (a)(d)	182,100	3,037,428
		3,090,150
MEDIA - 9.7%
Broadcasting & Cable TV - 9.7%
Comcast Corp. Class A	247,400	5,566,500
Dish TV India Ltd. (a)	5,888	6,452
Liberty Global, Inc. Class A (a)	400	14,340
The DIRECTV Group, Inc. (a)(d)	385,000	10,818,500
Time Warner Cable, Inc. (a)	1,200	35,880
Virgin Media, Inc.	1,103,700	17,317,053
		33,758,725
SOFTWARE - 4.2%
Application Software - 2.4%
Nuance Communications, Inc. (a)	18,400	362,848
OnMobile Global Ltd.	8,904	140,139
Synchronoss Technologies, Inc. (a)(d)	592,163	7,869,846
		8,372,833
Home Entertainment Software - 1.8%
Gameloft (a)(d)	1,080,072	5,360,055
Glu Mobile, Inc. (a)	188,414	928,881
		6,288,936
TOTAL SOFTWARE		14,661,769
WIRELESS TELECOMMUNICATION SERVICES - 25.6%
Wireless Telecommunication Services - 25.6%
America Movil SAB de CV Series L sponsored ADR	17,000	1,016,090
American Tower Corp. Class A (a)(d)	300,600	13,743,432
Bharti Airtel Ltd. (a)	111,371	2,313,933
Centennial Communications Corp. Class A (a)	100,700	762,299
China Mobile (Hong Kong) Ltd. sponsored ADR	6,700	494,393
China Unicom Ltd. sponsored ADR	4,300	100,808
Clearwire Corp. (a)(d)	17,350	245,850
Crown Castle International Corp. (a)	189,800	8,064,602
Idea Cellular Ltd. (a)	3,004,585	7,760,894
Leap Wireless International, Inc. (a)	45,314	2,603,742
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
MetroPCS Communications, Inc. (d)	54,300	$ 1,153,332
Millicom International Cellular SA	106,800	12,373,848
MTN Group Ltd.	41,500	830,027
NII Holdings, Inc. (a)	68,400	3,433,680
SBA Communications Corp. Class A (a)	135,064	5,027,082
Sprint Nextel Corp.	732,513	6,856,322
Syniverse Holdings, Inc. (a)	34,268	738,818
Telephone & Data Systems, Inc.	16,488	785,983
Turkcell Iletisim Hizmet AS sponsored ADR	226,500	4,396,365
Virgin Mobile USA, Inc. Class A	600	2,148
Vodafone Group PLC sponsored ADR	510,900	16,394,781
		89,098,429
TOTAL COMMON STOCKS (Cost $389,018,229)		344,625,567
Money Market Funds - 14.1%
	Shares	Value
Fidelity Cash Central Fund, 2.44% (b)	2,005,938	$ 2,005,938
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	47,178,974	47,178,974
TOTAL MONEY MARKET FUNDS (Cost $49,184,912)		49,184,912
TOTAL INVESTMENT PORTFOLIO - 113.1% (Cost $438,203,141)	393,810,479
NET OTHER ASSETS - (13.1)%	(45,624,960)
NET ASSETS - 100%	$ 348,185,519
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,546
Fidelity Securities Lending Cash Central Fund	80,812
Total	$ 96,358
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 393,810,479	$ 385,198,164	$ 8,511,507	$ 100,808
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	(88,381)
Total Unrealized Gain (Loss)	7,670
Cost of Purchases	4,816,686
Proceeds of Sales	(4,635,167)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 100,808

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $442,686,708. Net unrealized depreciation aggregated $48,876,229, of which $18,507,771 related to appreciated investment securities and $67,384,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Transportation Portfolio

May 31, 2008

1.802192.104

TRN-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
AEROSPACE & DEFENSE - 0.6%
Aerospace & Defense - 0.6%
Precision Castparts Corp.	1,500	$ 181,200
Spirit AeroSystems Holdings, Inc. Class A (a)	6,600	196,878
The Boeing Co.	1,500	124,155
		502,233
AIR FREIGHT & LOGISTICS - 34.1%
Air Freight & Logistics - 34.1%
C.H. Robinson Worldwide, Inc. (d)	31,500	2,031,750
Expeditors International of Washington, Inc.	45,320	2,133,666
FedEx Corp.	75,400	6,914,934
Forward Air Corp.	46,395	1,718,935
Hub Group, Inc. Class A (a)	7,260	261,941
United Parcel Service, Inc. Class B (d)	175,700	12,478,214
UTI Worldwide, Inc.	69,300	1,646,568
		27,186,008
AIRLINES - 8.4%
Airlines - 8.4%
AirTran Holdings, Inc. (a)	85,400	256,200
AMR Corp. (a)	84,900	610,431
Continental Airlines, Inc. Class B (a)	42,600	613,866
Delta Air Lines, Inc. (a)(d)	137,702	846,867
JetBlue Airways Corp. (a)	82,800	328,716
Northwest Airlines Corp. (a)	98,800	697,528
Ryanair Holdings PLC sponsored ADR (a)(d)	13,776	362,998
Southwest Airlines Co.	171,787	2,243,538
UAL Corp.	62,700	535,458
US Airways Group, Inc. (a)	46,300	183,348
		6,678,950
AUTOMOBILES - 0.1%
Automobile Manufacturers - 0.1%
General Motors Corp.	5,600	95,760
MARINE - 4.2%
Marine - 4.2%
Alexander & Baldwin, Inc.	12,200	627,934
Eagle Bulk Shipping, Inc.	10,400	346,736
Genco Shipping & Trading Ltd.	5,200	365,248
Horizon Lines, Inc. Class A (d)	28,490	358,119
Kirby Corp. (a)	9,300	517,638
Navios Maritime Holdings, Inc.	38,900	467,578

	Shares	Value
OceanFreight, Inc.	16,900	$ 448,188
Ultrapetrol (Bahamas) Ltd. (a)	12,300	187,329
		3,318,770
METALS & MINING - 0.8%
Diversified Metals & Mining - 0.8%
Titanium Metals Corp. (d)	36,200	629,880
OIL, GAS & CONSUMABLE FUELS - 2.6%
Oil & Gas Refining & Marketing - 0.4%
Valero Energy Corp.	5,700	289,788
Oil & Gas Storage & Transport - 2.2%
Overseas Shipholding Group, Inc.	6,600	521,796
Ship Finance International Ltd. (NY Shares)	18,700	573,903
Teekay Tankers Ltd.	16,100	352,590
Top Ships, Inc. (a)	36,133	321,584
		1,769,873
TOTAL OIL, GAS & CONSUMABLE FUELS		2,059,661
ROAD & RAIL - 44.8%
Railroads - 36.6%
Burlington Northern Santa Fe Corp.	35,200	3,979,360
Canadian Pacific Railway Ltd.	5,100	372,580
CSX Corp.	47,400	3,273,444
Genesee & Wyoming, Inc. Class A (a)	4,900	200,018
Kansas City Southern (a)	15,350	766,886
Norfolk Southern Corp.	109,800	7,398,324
Union Pacific Corp. (d)	160,300	13,194,293
		29,184,905
Trucking - 8.2%
Avis Budget Group, Inc. (a)	8,600	119,712
Con-way, Inc.	6,200	302,622
Heartland Express, Inc.	13,200	203,280
Hertz Global Holdings, Inc. (a)	32,000	423,040
J.B. Hunt Transport Services, Inc.	25,200	877,968
Knight Transportation, Inc.	33,000	602,580
Landstar System, Inc.	15,670	873,132
Marten Transport Ltd. (a)	16,500	295,680
Old Dominion Freight Lines, Inc. (a)	16,900	510,042
Ryder System, Inc.	16,900	1,240,967
Saia, Inc. (a)	32,400	450,684
Werner Enterprises, Inc.	10,800	204,552
YRC Worldwide, Inc. (a)(d)	25,100	438,246
		6,542,505
TOTAL ROAD & RAIL		35,727,410
TRADING COMPANIES & DISTRIBUTORS - 0.3%
Trading Companies & Distributors - 0.3%
Rush Enterprises, Inc. Class A (a)	17,550	283,959
TOTAL COMMON STOCKS (Cost $62,299,150)		76,482,631
Money Market Funds - 24.6%
	Shares	Value
Fidelity Cash Central Fund, 2.44% (b)	2,506,696	$ 2,506,696
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	17,132,800	17,132,800
TOTAL MONEY MARKET FUNDS (Cost $19,639,496)		19,639,496
TOTAL INVESTMENT PORTFOLIO - 120.5% (Cost $81,938,646)		96,122,127
NET OTHER ASSETS - (20.5)%		(16,379,295)
NET ASSETS - 100%		$ 79,742,832
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,407
Fidelity Securities Lending Cash Central Fund	16,730
Total	$ 28,137
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 96,122,127	$ 96,122,127	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $83,633,048. Net unrealized appreciation aggregated $12,489,079, of which $23,250,662 related to appreciated investment securities and $10,761,583 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Utilities Growth Portfolio

May 31, 2008

1.802193.104

UTI-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.3%
Other Diversifed Financial Services - 0.3%
Hicks Acquisition Co. I, Inc. unit	147,800	$ 1,470,610
ELECTRIC UTILITIES - 54.8%
Electric Utilities - 54.8%
Allegheny Energy, Inc.	508,300	27,829,425
American Electric Power Co., Inc.	548,600	23,222,238
Edison International	352,600	18,768,898
Entergy Corp.	306,400	37,003,928
Exelon Corp.	823,600	72,476,801
FirstEnergy Corp.	403,300	31,743,743
FPL Group, Inc.	629,400	42,497,088
PPL Corp.	1,244,200	63,839,902
Sierra Pacific Resources	668,500	9,071,545
		326,453,568
ELECTRICAL EQUIPMENT - 0.3%
Electrical Components & Equipment - 0.3%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	35,400	1,505,916
GAS UTILITIES - 3.5%
Gas Utilities - 3.5%
Equitable Resources, Inc.	131,600	9,242,268
Questar Corp.	179,353	11,518,050
		20,760,318
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 18.1%
Independent Power Producers & Energy Traders - 18.1%
AES Corp. (a)	785,298	15,297,605
Constellation Energy Group, Inc.	284,600	24,541,058
Dynegy, Inc. Class A (a)	966,000	9,099,720
Mirant Corp. (a)	403,200	16,377,984
NRG Energy, Inc. (a)	680,000	28,281,200
Reliant Energy, Inc. (a)	558,979	14,287,503
		107,885,070
MULTI-UTILITIES - 13.7%
Multi-Utilities - 13.7%
Aquila, Inc. (a)	397,100	1,512,951

	Shares	Value
CenterPoint Energy, Inc.	347,000	$ 5,878,180
PG&E Corp.	346,400	13,713,976
Public Service Enterprise Group, Inc.	710,450	31,444,517
Sempra Energy (d)	502,300	29,037,963
		81,587,587
OIL, GAS & CONSUMABLE FUELS - 2.5%
Coal & Consumable Fuels - 0.6%
Cameco Corp.	95,100	3,874,834
Oil & Gas Storage & Transport - 1.9%
Spectra Energy Corp.	411,200	11,110,624
TOTAL OIL, GAS & CONSUMABLE FUELS		14,985,458
TOTAL COMMON STOCKS (Cost $462,010,283)		554,648,527
Money Market Funds - 9.6%

Fidelity Cash Central Fund, 2.44% (b)	27,418,227	27,418,227
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	29,743,500	29,743,500
TOTAL MONEY MARKET FUNDS (Cost $57,161,727)		57,161,727
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $519,172,010)	611,810,254
NET OTHER ASSETS - (2.8)%	(16,400,131)
NET ASSETS - 100%	$ 595,410,123
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 115,893
Fidelity Securities Lending Cash Central Fund	84,331
Total	$ 200,224
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 611,810,254	$ 611,810,254	$ -	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $520,498,336. Net unrealized appreciation aggregated $91,311,918, of which $96,547,658 related to appreciated investment securities and $5,235,740 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Select Wireless Portfolio

May 31, 2008

1.802194.104

WIR-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 29.8%
Communications Equipment - 29.8%
Aruba Networks, Inc. (a)	2,184	$ 13,716
Cisco Systems, Inc. (a)	15,500	414,160
Comverse Technology, Inc. (a)	2,620	48,863
Harris Corp.	213,600	14,050,608
Motorola, Inc.	64,980	606,263
Nokia Corp. sponsored ADR	640,700	18,195,880
Powerwave Technologies, Inc. (a)	89,500	360,685
QUALCOMM, Inc. (d)	568,950	27,616,833
Research In Motion Ltd. (a)	193,800	26,913,007
Sandvine Corp. (a)	10,900	12,836
Starent Networks Corp. (d)	1,426,712	24,981,727
Tekelec (a)	1,600	26,864
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	163,800	4,429,152
		117,670,594
COMPUTERS & PERIPHERALS - 0.3%
Computer Hardware - 0.2%
Apple, Inc. (a)	4,200	792,750
Computer Storage & Peripherals - 0.1%
Synaptics, Inc. (a)	10,600	453,362
TOTAL COMPUTERS & PERIPHERALS		1,246,112
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.6%
Integrated Telecommunication Services - 4.6%
AT&T, Inc.	23,497	937,530
Cbeyond, Inc. (a)	8,500	157,675
FairPoint Communications, Inc.	4,352	39,168
NTELOS Holdings Corp.	83,200	2,322,944
PT Indosat Tbk	20,841,200	12,903,678
PT Telkomunikasi Indonesia Tbk Series B	448,000	390,738
Telefonica SA sponsored ADR	600	51,618
Telenor ASA sponsored ADR	100	6,485
Telkom SA Ltd.	47,000	846,207
Verizon Communications, Inc.	13,800	530,886
		18,186,929
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Trimble Navigation Ltd. (a)	1,000	39,840
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
Openwave Systems, Inc.	198,141	392,319
SAVVIS, Inc. (a)	6,200	103,416
		495,735
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
Semiconductors - 4.0%
Atheros Communications, Inc. (a)	87,300	2,917,566

	Shares	Value
Cree, Inc. (a)	25,200	$ 640,584
Marvell Technology Group Ltd. (a)	348,300	6,046,488
RF Micro Devices, Inc. (a)(d)	475,000	1,900,000
Skyworks Solutions, Inc. (a)(d)	402,000	4,152,660
		15,657,298
SOFTWARE - 10.0%
Application Software - 6.2%
Nuance Communications, Inc. (a)(d)	720,100	14,200,372
OnMobile Global Ltd.	12,342	194,249
Synchronoss Technologies, Inc. (a)(d)	743,155	9,876,530
		24,271,151
Home Entertainment Software - 3.8%
Gameloft (a)(d)	2,753,409	13,664,296
Glu Mobile, Inc. (a)(d)	303,279	1,495,165
		15,159,461
TOTAL SOFTWARE		39,430,612
WIRELESS TELECOMMUNICATION SERVICES - 50.5%
Wireless Telecommunication Services - 50.5%
America Movil SAB de CV Series L sponsored ADR	18,000	1,075,860
American Tower Corp. Class A (a)(d)	289,392	13,231,002
Bharti Airtel Ltd. (a)	114,891	2,387,068
China Mobile (Hong Kong) Ltd. sponsored ADR	8,500	627,215
China Unicom Ltd. sponsored ADR	1,300	30,477
Clearwire Corp. (a)(d)	227,700	3,226,509
Crown Castle International Corp. (a)	326,300	13,864,487
Idea Cellular Ltd. (a)	4,585,900	11,845,458
InPhonic, Inc. (a)	27,700	249
KDDI Corp.	959	6,648,606
Leap Wireless International, Inc. (a)(d)	274,583	15,777,539
MetroPCS Communications, Inc. (d)	197,700	4,199,148
Millicom International Cellular SA	195,800	22,685,388
MTN Group Ltd.	56,100	1,122,037
NII Holdings, Inc. (a)	257,000	12,901,400
NTT DoCoMo, Inc.	4,641	7,404,703
Orascom Telecom Holding SAE unit	400	29,560
Rogers Communications, Inc. Class B (non-vtg.)	214,400	9,430,579
SBA Communications Corp. Class A (a)	375,500	13,976,110
Sprint Nextel Corp.	709,331	6,639,338
Syniverse Holdings, Inc. (a)	172,400	3,716,944
Telephone & Data Systems, Inc.	29,664	1,414,083
Turkcell Iletisim Hizmet AS sponsored ADR (d)	285,000	5,531,850
U.S. Cellular Corp. (a)	60,600	3,795,378
Virgin Mobile USA, Inc. Class A	6,100	21,838
Vodafone Group PLC sponsored ADR	1,176,800	37,763,513
		199,346,339
TOTAL COMMON STOCKS (Cost $347,241,668)		392,073,459
Money Market Funds - 18.6%
	Shares	Value
Fidelity Cash Central Fund, 2.44% (b)	8,391,742	$ 8,391,742
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	65,285,157	65,285,157
TOTAL MONEY MARKET FUNDS (Cost $73,676,899)		73,676,899
TOTAL INVESTMENT PORTFOLIO - 117.9% (Cost $420,918,567)	465,750,358
NET OTHER ASSETS - (17.9)%	(70,721,087)
NET ASSETS - 100%	$ 395,029,271
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,733
Fidelity Securities Lending Cash Central Fund	212,905
Total	$ 220,638
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 465,750,358	$ 458,315,178	$ 7,404,703	$ 30,477
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	(81,234)
Total Unrealized Gain (Loss)	2,371
Cost of Purchases	4,300,220
Proceeds of Sales	(4,190,880)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 30,477

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $424,584,480. Net unrealized appreciation aggregated $41,165,878, of which $64,779,277 related to appreciated investment securities and $23,613,399 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 30, 2008